As filed December 9, 2016

Securities Act Registration No. 333-214050

Investment Company Act Reg. No. 811-23197

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933☒

 Pre-Effective Amendment No. 1   [X]

 Post-Effective Amendment No. ____    ☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940☒

 Amendment No. 1    [X]

(Check appropriate box or boxes.)

___________________________________

Olden Lane Funds Trust

(Exact Name of Registrant as Specified in Charter)

200 Forrestal Rd #3B, Princeton, NJ 08540

(Address of Principal Executive Offices) (Zip Code)

(609) 436-9595

(Registrant’s Telephone Number, including Area Code)

Michel Serieyssol

c/o Olden Lane Advisors, LLC

200 Forrestal Rd #3B

Princeton, NJ 08540

(Name and Address of Agent for Service)

With copy to:

Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, North Carolina 27101-2400

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this registration statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file an amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

i

Subject to Completion-Dated December 9, 2016

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS

___________, 2017

OLDEN LANE OUTCOME FUND 2017-1 – S&P 500® CONTINGENT PROTECTION, DUE [__] 2020 (TICKER)

OLDEN LANE OUTCOME FUND 2017-2 – S&P 500® CONTINGENT ABSOLUTE RETURN, DUE [__] 2020 (TICKER)

OLDEN LANE OUTCOME FUND 2017-3 – S&P 500® ACCELERATED PERFORMANCE WITH BUFFER PROTECTION, DUE [__] 2020 (TICKER)

each, a series of the

Olden Lane Funds Trust

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission nor has the U.S. Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

RISK/RETURN SUMMARIES	PAGE
OLDEN LANE OUTCOME FUND 2017-1 – S&P 500® CONTINGENT PROTECTION, DUE [__] 2020	[ ]
OLDEN LANE OUTCOME FUND 2017-2 – S&P 500® CONTINGENT ABSOLUTE RETURN, DUE [__] 2020	[ ]
OLDEN LANE OUTCOME FUND 2017-3 – S&P 500® ACCELERATED PERFORMANCE WITH BUFFER PROTECTION, DUE [__] 2020	[ ]
ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND RISKS	[ ]
ADDITIONAL INFORMATION ABOUT THE INDEX	[ ]
HYPOTHETICAL PERFORMANCE EXAMPLES	[ ]
MANAGEMENT OF THE FUNDS	[ ]
INVESTMENT ADVISER	[ ]
PORTFOLIO MANAGERS	[ ]
EXPENSES OF THE FUNDS	[ ]
INVESTING IN THE FUNDS	[ ]
HOW SHARES ARE PRICED	[ ]
HOW TO PURCHASE SHARES	[ ]
HOW TO REDEEM SHARES	[ ]
FREQUENT TRADING POLICIES	[ ]
DISTRIBUTIONS	[ ]
FEDERAL TAXES	[ ]
FINANCIAL HIGHLIGHTS	[ ]
PRIVACY NOTICE	A-1
ADDITIONAL INFORMATION	back cover

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RISK/RETURN SUMMARIES

OLDEN LANE OUTCOME FUND 2017-1 – S&P 500® CONTINGENT PROTECTION, DUE [__] 2020

INVESTMENT OBJECTIVE

The investment objective of Olden Lane Outcome Fund 2017-1 – S&P 500® Contingent Protection, Due [__] 2020 (“Outcome Fund 1”) is to seek capital appreciation based on the investment performance of the S&P 500® Index (the “Index”) with reduced risk of loss over the Fund’s [36 month] term (the “Fund Term”).  Specifically, the Fund will seek to participate in 100% of the gains of the Index up to a maximum gain over the Fund Term of [25%], while providing contingent protection against a decline in the Index from the beginning to the end of the Fund Term to the extent that the decline does not exceed [25%].

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of Outcome Fund 1.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	2.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Wire Redemption Fee	[$15.00](1)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(2)	[__]%
Distribution and/or Service (12b-1) Fees	[__]%
Other Expenses(3)	[__]%
Total Annual Fund Operating Expense	[__]%
Fee Waiver and/or Expense Reimbursement (3)	[__]%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	[__]%

(1)

Outcome Fund 1’s transfer agent charges this fee for each wire redemption.

(2)

Olden Lane Advisors, LLC, Outcome Fund 1’s investment adviser (the “Adviser”), will not charge the management fee prior to the strategy inception date.

(3)

Expenses are based on estimates for the current fiscal year.

(4)

The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of Outcome Fund 1 during the Fund Term to ensure that Outcome Fund 1’s total annual operating expenses (exclusive of borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions, extraordinary expenses (such as litigation), Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) do not exceed, on an annual basis, [__]% of Outcome Fund 1’s average daily net assets; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by the Adviser, within 36 months after the such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment.  This agreement cannot be terminated without the consent of Outcome Fund 1’s Board of Trustees on 60 days’ written notice to the Adviser.

Expense Example:    This example is intended to help you compare the cost of investing in Outcome Fund 1 with the cost of investing in other investment products. The example assumes that you invest $10,000 in Outcome Fund 1 for the periods shown. The example also assumes a 5% return on your investment each year and that Outcome Fund 1’s operating expenses do not change. The example does not take into consideration transaction fees which may be charged by certain broker/dealers for processing redemption requests. Although your actual costs may vary, based on these assumptions your costs, assuming you sell or redeem your shares at the end of each period, would be:

1 year

$[__]

3 years

$[__]

Portfolio Turnover:  Outcome Fund 1 pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs (which are not reflected in “Total Annual Fund Operating Expenses” in the table above or in the Example) affect Outcome Fund 1’s performance.

PRINCIPAL INVESTMENT STRATEGY

Limited Fund Term.  Unlike most mutual funds, Outcome Fund 1 is designed to operate for a limited “Fund Term” of approximately [thirty-six months].  Accordingly, while investors may redeem their shares at any time and from time to time, Outcome Fund 1 is designed to terminate and liquidate at the end of the Fund Term. Accordingly, to achieve its investment objective, Outcome Fund 1 will implement and maintain its investment program for the fixed Fund Term, which will commence on [__], 2017 (the Fund’s “strategy inception date”) and continue through [__], 2020 (the “expiration date”).  On or about [__], 2020, (the “termination date”), which is the third business day following the expiration date, Outcome Fund 1 will satisfy any outstanding obligations and liabilities of the Fund before making a liquidating cash distribution of its net assets to shareholders, which Outcome Fund 1 anticipates will occur within approximately 7 business days thereafter.  However, Outcome Fund 1 reserves the right to extend its termination date by up to 30 days, upon approval of Outcome Fund 1’s Board of Trustees (the “Board”), if the Board determines that a delay is in the best interest of shareholders due to, for example, unusual market conditions, a substantial impairment or termination of the Index, suspension of trading in the U.S. equity or options markets, the early termination of one or more options contracts, or other special circumstances.

Unlike most mutual funds, Outcome Fund 1 will offer its shares for sale only for a limited time.  Outcome Fund 1 currently expects to offer shares for sale beginning on date of this prospectus and expects to terminate its offering of shares on or around [__], 2017.

Investment Program.  Beginning on the strategy inception date, Outcome Fund 1 will seek to achieve its investment objective by investing in a combination of (i) U.S. treasury securities and other U.S. government securities that will mature on or shortly before the expiration date, and (ii) options contracts linked to the performance of the Index that will expire on the expiration date.  Prior to the strategy inception date, Fund assets will be invested exclusively in short-term U.S. treasury securities or money market securities.

With respect to the Outcome Fund 1’s investment in U.S. government investments, the Adviser will typically select U.S. government securities that will mature on or shortly before the expiration date with a goal of maximizing income to the Outcome Fund 1, and will typically hold such investments until maturity unless the Adviser elects to dispose of such investments to meet redemptions or to acquire other U.S. government securities that the Adviser believes present more favorable return characteristics.

Following the termination date, Outcome Fund 1 will seek to distribute to each shareholder an amount that reflects a return on the initial NAV of a share of the Outcome Fund 1 equal to the performance of the Index from the beginning to the end of the Fund Term, subject to a “Maximum Gain Feature”, “Contingent Protection Feature” and “Minimum Distribution Feature”, each of which is described below:

•

Maximum Gain Feature.  The Fund’s “Maximum Gain Feature” caps the Fund’s potential returns per share over the Fund Term at a maximum return of [25]% over Outcome Fund 1’s initial NAV of $10 per share. Therefore:

o

if the closing level of the Index increases by less than [25]% from the beginning to the end of the Fund Term, then Outcome Fund 1 expects to make a distribution to shareholders following the termination date equal to $10 per share plus a return on the initial NAV equal to the return achieved by the Index between the strategy inception date and the expiration date; and

o

if the closing level of the Index increases by [25]% or more from the beginning to the end of the Fund Term, Outcome Fund 1 expects to make a distribution to shareholders following the termination date equal to the Fund’s “maximum” potential gain, which is [25]% over Outcome Fund 1’s initial NAV (i.e., approximately [$12.50] per share).

Accordingly, investors in Outcome Fund 1 should not expect to receive a return on their investment in excess of [25]%, regardless of whether the closing level of the Index increases by more than [25]% from the beginning to the end of the Fund Term. The Maximum Gain is calculated as of the investment term of Outcome Fund 1 as a whole and is not an annualized figure.

•

Contingent Protection Feature.  The Contingent Protection Feature will seek to provide downside protection for Outcome Fund 1 in the event that the Index remains constant or decreases by [25]% or less over the Fund Term.  Therefore:

o

if the closing level of the Index remains constant or decreases by not more than [25]% over the Fund Term, then Outcome Fund 1 expects to make a distribution to shareholders of approximately $10 per share following the termination date; and

o

if the closing level of the Index decreases by more than [25]% over the Fund Term, then the Contingent Protection Feature will not provide investors with any downside protection, and Outcome Fund 1 expects to make a distribution to shareholders following the termination date equal to Outcome Fund 1’s initial NAV (i.e., $10) reduced by the percentage decrease in the closing level of the Index on the expiration date as compared to the strategy inception date.  For example, if the level of the Index decreases by 50% over the Fund Term, Outcome Fund 1 expects to make a distribution to shareholders following the termination date in an amount equal to approximately $5 per share, which is equal to the Fund’s initial NAV per share (i.e., $10) reduced by 50%.

•

Minimum Distribution Feature.  The Minimum Distribution Feature seeks to provide investors with certain downside protection against a loss of their investment in excess of [80]%.  Accordingly, if the closing level of the Index decreases by more than [80]% from the beginning to the end of the Fund Term, Outcome Fund 1 expects to make a distribution to shareholders following the termination date in an amount equal to approximately $[2] per share, which is equal to [20]% of Outcome Fund 1’s initial NAV.

The Adviser intends to implement the Maximum Gain Feature, Contingent Protection Feature and Minimum Distribution Feature using options contracts, which will generally reflect a combination of long call options (for long market exposure), short call options (which limit the gains of the long call options), long out-of-the money put options (which limit losses based upon a decline in the Index at expiration to 80% of Outcome Fund 1’s total Index exposure) and short put options.  In the case of Outcome Fund 1’s investments, if the Index declines by more than [25]% over the Fund Term, Outcome Fund 1’s short put options will take effect causing the Fund to experience losses that correspond to the decline of the Index during the Fund Term.

There can be no guarantee that the Maximum Gain Feature, Contingent Protection Feature and Minimum Distribution Feature will work as designed, and shareholders may suffer substantial losses. Further, the returns on an investment in shares of Outcome Fund 1 are not expected to track the returns of an investment in the stocks underlying the Index, because the returns of shares of Outcome Fund 1 are based on the price performance of the Index and will not reflect any dividends payable by the stocks that comprise the Index.

The expected final distribution amount per share will depend primarily upon the closing level of the Index on the expiration date and will be subject to potential reduction for expenses. The Adviser will seek to manage its portfolio of U.S. government securities to receive, under ordinary conditions, interest on such securities that equals or exceeds Outcome Fund 1’s expenses.  However, if Fund expenses exceed interest received on Outcome Fund 1’s portfolio of U.S. government securities, then the Adviser may be required to sell certain Fund assets to meet such expenses, in which case the final distribution amount may be less than described above. Brokerage and other fees also may reduce the final distribution amount as described below under “Principal Risks--Shareholders could experience a dilution of their investment”.  The Adviser will endeavor to maintain a substantially fixed investment program throughout the life of Outcome Fund 1 and minimize portfolio turnover to the extent reasonably practical.

If the closing level of the Index on the expiration date represents a decrease by more than [25]% as compared to the closing level of the Index on the strategy inception date, you will suffer substantial losses on your initial investment. Shareholders who purchase at prices greater than $10 per share will suffer greater losses.

The Maximum Gain Feature, Contingent Protection Feature and Minimum Distribution Feature are all calculated with respect to Outcome Fund 1’s initial NAV and will therefore affect each shareholder differently, depending on the respective purchase price that each shareholder paid for shares of Outcome Fund 1.  For example, the Maximum Gain Feature will result in a smaller return to a shareholder purchasing at a higher price than a shareholder who purchased at a lower price.

It is impossible to predict the closing level of the Index on the expiration date. The benefit (if any) of the Contingent Protection Feature and Minimum Distribution Feature, or the effect on returns (if any) of the Maximum Gain Feature cannot be determined until the closing level of the Index on the expiration date is established.

Outcome Fund 1 does not realize the full benefit of the Contingent Protection Feature and Minimum Distribution Feature until the expiration of the Fund’s options contracts on the expiration date.  Accordingly, shareholders redeeming shares during the investment term of Outcome Fund 1 will likely not receive the benefit of the Contingent Protection Feature or Minimum Distribution Feature.  Instead, shareholders redeeming during the investment term of Outcome Fund 1 will receive the NAV of their shares as of the redemption date, which will fluctuate based upon the value of Outcome Fund 1’s portfolio including its investment in options contracts.  The value of an options contract, which is a function of interest rates, volatility, dividends, the strike price, Index levels or changes, and other market factors, may change rapidly over time. During Outcome Fund 1’s Term, there will be an imperfect correlation between the prices of the options contracts and movements in the Index due to the price sensitivity of the options contracts to these factors.  In general, the Adviser expects that NAV of Outcome Fund 1 on any day prior to the expiration date is likely to reflect a return that is lower than the intended return described above.

Additionally, shareholders may experience lower returns than described above if Outcome Fund 1 is forced to liquidate assets to meet redemptions prior to the expiration date or if the expenses of Outcome Fund 1 exceed current estimates.

PRINCIPAL INVESTMENT RISKS

As with all investments, there is a risk that you may lose some or all of your investment in Outcome Fund 1. Many factors affect the net asset value and the performance of Outcome Fund 1. This section describes the main risks that can impact the value of shares of Outcome Fund 1. You should understand these risks before you invest and should reach a decision to invest in Outcome Fund 1 only after carefully considering the suitability of such an investment in light of your investment objectives and the specific information set out in this prospectus. We urge you to consult your investment, legal, tax, accounting and other advisors before you invest in the shares.

If the value of the assets in Outcome Fund 1’s portfolio falls, the value of your shares will also fall. We cannot guarantee that Outcome Fund 1 will achieve its objective or that a shareholder’s investment return will be positive over any period.

•

No Operating History.  Outcome Fund 1 is newly organized and has no history of operations. Outcome Fund 1 is a new investment product and the value of Outcome Fund 1’s shares could be lower than expected if its investment strategy fails to produce the desired results or unanticipated operational or trading problems occur.  There may be unanticipated problems or issues with respect to the trading and operational procedures of Outcome Fund 1 that could have a material adverse effect on an investment in the shares. Additionally, the Adviser and the portfolio managers have no prior experience managing a mutual fund, which may limit the Adviser’s effectiveness.

•

Market Risk.  The value of the assets in Outcome Fund 1’s portfolio will fluctuate and may fall over time.  This could cause the value of your shares to fall below your original purchase price.  Markets may experience significant volatility. Market values change in response to various factors including changes in the performance and expected volatility of the Index, its various constituents, interest rates and inflation.  In addition, the value of Outcome Fund 1’s shares might be affected by (i) the dividend rates of the index constituents, (ii) changes in the general level of interest rates of U.S. government securities and (iii) a variety of economic, financial, political, geopolitical, regulatory or judicial events.  If interest rates were to increase at a time that there was a significant drop in the value of the Index, Outcome Fund 1 may lose the ability to achieve its investment objective, which may adversely affect shareholders materially and result in significant losses.  Shareholders who pay a sales charge as part of the offering price of the shares will have a loss on their investment unless the closing level of the Index increases sufficiently to offset the amount of the sales charge. Outcome Fund 1 does not guarantee any return of principal.

•

Risk of Loss. The value of your shares following the strategy inception date is linked to the performance of the Index and will depend on whether, and the extent to which, its performance is positive or negative.  Although Outcome Fund 1 will seek to provide returns based on the price performance of the Index, Outcome Fund 1 is not an “index fund” because it will not hold the constituent securities underlying the Index.  On the termination date, if the closing level of the Index has declined by more than [25]% from the closing level of the Index on the strategy inception date, you will likely suffer substantial losses on your initial investment.  Outcome Fund 1’s ability to make distributions following the termination date will be subject to further reductions for Fund expenses to the extent that the income received by Outcome Fund 1’s U.S. government investments does not equal or exceed such expenses.

•

Options Risk.  The options contracts in which Outcome Fund 1 will invest are based on, and are valued in relation to, the Index and other financial benchmarks. The options contracts may not be exchange traded. Outcome Fund 1’s investment in the options contracts will limit the potential gains of Outcome Fund 1 through the Maximum Gain Feature. Options contracts can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by Outcome Fund 1 may not fully correlate with the Index, or other Fund holdings. Although the Adviser expects the value of Outcome Fund 1’s options contracts will depend largely upon price movements in the Index, there are additional risks associated with options contracts that are possibly greater than the risks associated with investing in other financial instruments providing economic exposure to the Index, including volatility risk, illiquidity risk, the effect of the Maximum Gain Feature and counterparty credit risk in the case of OTC options.

•

Valuation Risk. The closing level of the Index on the expiration date is impossible to predict.  Therefore, the return on the shares, the benefit (if any) of the Contingent Protection Feature and Minimum Distribution Feature, or the limitation on potential returns from the Maximum Gain Feature, cannot be determined until the closing level of the Index on the expiration date is established. Any redemption of the shares prior to maturity will be at NAV, which is determined in respect of the value of Outcome Fund 1’s U.S. government securities and options contracts, and may not reflect the downside protection of the Contingent Protection Feature and Minimum Distribution Feature. The actual proceeds realized from the liquidation of an options contract may differ from Outcome Fund 1’s determination of the option contract’s fair value. Outcome Fund 1’s determination of fair value involves a degree of discretion insofar as such determination considers various factors such as the amounts payable in connection with an early unwind of such OTC options by the options counterparty or current prices for the OTC options as may be obtained from dealers or brokers and/or prices for comparable options.  As OTC options are not listed on an exchange, there will be no objective price source for the options contracts. For these reasons, the NAV of a share of Outcome Fund 1 may be less than your initial investment, even during times when the Index has increased or maintained its value.  In addition, Outcome Fund 1 seeks to achieve its investment objective as of the termination date, and not sooner. Shareholders may realize a gain or loss that is higher or lower than the intended gains or losses as a result of (i) shares being acquired at a price in excess of Outcome Fund 1’s initial NAV per share, (ii) shares being redeemed prior to the termination date, (iii) the options contracts or the U.S. government securities otherwise being liquidated by Outcome Fund 1 prior to expiration or (iv) increases in potential tax-related expenses and other expenses of Outcome Fund 1.  Shares of Outcome Fund 1 are intended to be held until the termination date, and should not be treated as short-term investments. Shareholders redeeming their shares prior to the termination date will forgo the opportunity to realize Outcome Fund 1’s investment objective.

•

Maximum Gain. The potential return of Outcome Fund 1 shares is limited by the Maximum Gain Feature. Shareholders will not benefit from any positive return of the Index in excess of the maximum gain of [25%]. If the closing level of the Index increases more than [25]% during the investment term of Outcome Fund 1, the amount realized by a shareholder will be capped at $[12.50] and will, therefore, be less than the appreciation of the Index. As a result, a shareholder’s return may be less than a direct investment in the Index.

•

Outcome Driven Strategy.  The investment strategy of Outcome Fund 1 is outcome driven, meaning that Outcome Fund 1 will seek to track and, other than with respect to the Contingent Protection Feature and Minimum Distribution Feature, Outcome Fund 1 will not seek to outperform, the performance of the Index.  Accordingly, unlike most mutual funds, Outcome Fund 1 will not seek to take temporary defensive measures in response to adverse market, economic, political or other conditions.

•

Expenses.  While the Outcome Fund 1 will benefit from an Expense Limitation Agreement with the Adviser that sets a cap on Outcome Fund 1 expenses at [___], Outcome Fund 1 is subject to the risk that interest income received by the Outcome Fund 1 from its U.S. government securities, which is expected to meet or exceed the expense cap, is nevertheless less than the cap.  In that case, Outcome Fund 1 will be responsible for the difference between the interest income received and the expense cap (above which the Adviser pays the Outcome Fund 1’s expenses), and the Adviser may be required to sell certain Outcome Fund 1 assets to meet any shortfall.  Sales of Outcome Fund 1 assets may result in losses to shareholders, may frustrate the ability of Outcome Fund 1 to meet its investment objective and will reduce amounts available for distribution to shareholders on the termination date.

•

Counterparty Risk. Payments by options counterparties under OTC options will be collateralized by cash and U.S. treasury securities. Nevertheless, should an options counterparty default under the options contracts and the amount of collateral for that options counterparty prove insufficient, shareholders will be materially adversely affected. Outcome Fund 1 requires payments from the options counterparty to provide the upside performance on the Index. A default of the options counterparty coupled with insufficiency of collateral to provide the payment due Outcome Fund 1 arising from that default will materially and adversely affect shareholders. An OTC option contract may be terminated at a time when the value of the Index is low and investors will not realize any future appreciation in the Index following the default. While the termination payment owed to Outcome Fund 1 is computed by reference to quotes for substitute options contracts exposure, there can be no assurance that the collateral would be sufficient, or that shareholders could actually purchase a similar replacement instrument. As a result, the credit risk of the options counterparties may affect the value of your investment and may result in significant losses for Outcome Fund 1.

•

Purchase Price Risk.  The public offering price will vary over time based principally on the value of the options contracts and the U.S. government securities. Therefore, two shareholders who purchased at different times and hold until Outcome Fund 1’s termination date (or otherwise redeem on the same day) would experience different returns.  All else being equal, shareholders purchasing at a higher price will experience a lesser return (or greater loss) than shareholders who purchased at a lower price. In the same manner, the Maximum Gain Feature, Contingent Protection Feature and Minimum Distribution Feature are all calculated with respect to Outcome Fund 1’s initial NAV and will therefore affect shareholders differently depending on the respective purchase price that each shareholder paid for shares.  For instance, the Maximum Gain Feature will result in a smaller return to a shareholder purchasing at a higher price than a shareholder who purchased at a lower price.

•

Dilution Risk.  As Outcome Fund 1 sells shares, the size of Outcome Fund 1 will increase. When Outcome Fund 1 buys additional U.S. government securities and options contracts following the sale of additional shares, it will pay brokerage or other acquisition fees. With respect to OTC Options, the actual cost of new options contracts may differ from Outcome Fund 1’s determination of the fair value. Existing shareholders could experience a dilution of their investment because of these fees, variation in prices and fluctuations in prices between the time Outcome Fund 1 creates shares and the time Outcome Fund 1 purchases its investments. Shareholders could also experience dilution because of similar fees paid, variation in prices and fluctuations in the prices between the time that shareholders redeem shares and the Adviser sells or unwinds Fund assets. The Adviser intends to minimize this dilution and expects the amount to be relatively small. The Adviser cannot guarantee that Outcome Fund 1 will keep its present size for any length of time.  Finally, shareholders will experience dilution of their investment in the event that Outcome Fund 1 incurs extraordinary expenses such as litigation costs or becomes subject to unexpected increases in tax-related expenses.

•

Indexed Securities Risk.  The Index does not reflect the payment of dividends on the stocks included in the Index. As a result, the return on Outcome Fund 1’s shares will not be the same as the return you would receive if you were to purchase the stocks underlying the Index and hold them for a period equal to the term of Outcome Fund 1.  Furthermore, a direct investment in the index constituents would provide holders with certain voting rights and would have tax consequences that are different from an investment in Outcome Fund 1.  In addition, shareholders will not benefit from any positive return of the Index in excess of the Maximum Gain Feature. As a result, the return experienced by holders of Outcome Fund 1 shares may be less than the returns experienced by a holder of a direct investment in the Index.

•

Interest Rate Risk.  Outcome Fund 1’s investment in U.S. government securities are subject to change in value as interest rates rise and fall.  The value of Outcome Fund 1’s investments in U.S. government securities will be adversely affected by increases in interest rates or decreases in bond prices generally.  Certain U.S. government securities may have been purchased by Outcome Fund 1 at prices lower than their par value at maturity, indicating a market discount or at prices greater than their par value at maturity, indicating a market premium.  Generally, the value of bonds purchased at a market discount will increase in value faster than bonds purchased at a market premium if interest rates decrease.  Conversely, if interest rates increase, the value of bonds purchased at a market discount will decrease faster than bonds purchased at a market premium.  Because they are supported by the full faith and credit of the U.S. government, U.S. treasuries generally do not involve the credit risks associated with other debt securities. Yields on U.S. treasuries are generally lower than yields on other debt obligations of comparable maturity. Changes in interest rates may also affect the value of the Index and the options contracts, thereby affecting the net asset value of Outcome Fund 1. Given today’s historically low interest rate environment, risks associated with rising rates are heightened.  Securities issued by U.S. government-sponsored entities, which although chartered and sponsored by Congress, are not guaranteed nor insured by the U.S. government tend to carry more interest rate risk.

•

Credit Risk.  Outcome Fund 1 may invest in U.S. government securities other than U.S. Treasury securities.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Outcome Fund 1 may invest in U.S. government securities issued by entities that are chartered or sponsored by U.S. Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.  Absent an express arrangement, no assurance can be given that the U.S. government would provide financial support to the agencies and instrumentalities that may issue securities in which Outcome Fund 1 invests.

Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of Outcome Fund 1’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) by the rating agencies are considered investment grade but may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value or default.

•

Inflation / Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the purchasing power of money. As inflation increases, the real value of the shares can decline. Deflation risk is the risk that prices throughout the economy decline over time, the opposite of inflation. Deflation may adversely affect the performance of the Index, the creditworthiness of counterparties and the value of shares.

•

Legislation and Litigation Risk. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the constituents of the Index.  Such an initiative may also have a negative impact on Outcome Fund 1’s portfolio, or on the tax treatment of your investment in Outcome Fund 1. In addition, litigation regarding any of the issuers of the index constituents or of the industries represented by these issuers may negatively impact the share prices of these securities and, therefore, the level of the Index. No one can predict what impact any pending or threatened litigation will have on the share prices of any of the index constituents and what the overall affect may be on the value of the Index, and therefore, Outcome Fund 1.

•

An investment in Outcome Fund 1 is not insured or guaranteed by the FDIC. An investment in Outcome Fund 1 is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•

Tax Risk.  Outcome Fund 1 intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”).  As a RIC, Outcome Fund 1 will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If Outcome Fund 1 does not qualify as a RIC for any taxable year and certain relief provisions are not available, Outcome Fund 1’s taxable income will be subject to tax at Outcome Fund 1 level and to a further tax at the shareholder level when such income is distributed. The value of Outcome Fund 1’s investments and the after-tax returns to shareholders may be adversely affected by changes in tax rates and policies. You should read carefully the sections entitled “Additional Information About Taxes” in this prospectus and “Taxes” in Outcome Fund 1’s Statement of Additional Information and consult your tax advisor about your tax situation.

PERFORMANCE INFORMATION

Outcome Fund 1 is new and therefore does not have a performance history for a full calendar year.  Performance information for the Fund, once available, will be provided in Outcome Fund 1’s semi-annual and annual reports to shareholders.

MANAGEMENT OF THE FUND

Olden Lane Advisors LLC is Outcome Fund 1’s investment adviser.

The Adviser employs an Investment Committee whose members are jointly and primarily responsible for the day-to-day management of Outcome Fund 1’s portfolio.  The Investment Committee is comprised of the following members:

Name	Title with the Adviser	Length of Service to the Fund
Michel S. Serieyssol	Founding Partner	Since January 2017
Michael H. Kochmann	Founding Partner	Since January 2017
Michael C. Macchiarola	Partner	Since January 2017
Daniel Prezioso	Partner	Since January 2017

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment: $1,000.  Minimum Subsequent Investment: $10.

You may purchase shares of Outcome Fund 1 on any day that the New York Stock Exchange is open during the period beginning on date of this prospectus through and including [___], 2017 (the “initial offering period”). Following the initial offering period, no shares of Outcome Fund 1 are expected to be offered for purchase.

You may redeem (sell) shares of Outcome Fund 1 on any day that the New York Stock Exchange is open for business. Redemption requests may be made in writing, by telephone or through a financial intermediary and must be paid by check or wire transfer.

TAX INFORMATION

Outcome Fund 1’s distributions are typically taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Shares that are held in a tax-deferred account may be taxed as ordinary income or capital gains once they are withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), Outcome Fund 1 and its related companies may pay the intermediary in connection with the sale of Fund shares and for related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Outcome Fund 1 over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

OLDEN LANE OUTCOME FUND 2017-2 – S&P 500® CONTINGENT ABSOLUTE RETURN, DUE [__] 2020

INVESTMENT OBJECTIVE

The investment objective of Olden Lane Outcome Fund 2017-2  – S&P 500® Contingent Absolute Return, Due [__], 2020 (“Outcome Fund 2”) is to seek capital appreciation based on the investment performance of the S&P 500® Index (the “Index”) over the Fund’s [36 month] term (the “Fund Term”).  Specifically, the Fund will seek to participate in 100% of the gains of the Index up to a maximum gain over the Fund Term of up [20%], while seeking to provide a gain equal to any decline in the closing level of the Index over the Fund Term if such decline does not exceed [20]%.  If the closing level of the Index declines by more than [20]% over the Fund Term, the Fund will be exposed to the full amount of such decline.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of Outcome Fund 2.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	2.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Wire Redemption Fee	[$15.00](1)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(2)	[__]%
Distribution and/or Service (12b-1) Fees	[__]%
Other Expenses(3)	[__]%
Total Annual Fund Operating Expense	[__]%
Fee Waiver and/or Expense Reimbursement (4)	[__]%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	[__]%

(1)

Outcome Fund 2’s transfer agent charges this fee for each wire redemption.

(2)

Olden Lane Advisors, LLC, Outcome Fund 2’s investment adviser (the “Adviser”), will not charge the management fee prior to the strategy inception date.

(3)

Expenses are based on estimates for the current fiscal year.

(4)

The Adviser  has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of Outcome Fund 2 during the Fund Term to ensure that Outcome Fund 2’s total annual operating expenses (exclusive of borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions, extraordinary expenses (such as litigation), Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) do not exceed, on an annual basis, [__]% of Outcome Fund 2’s average daily net assets; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by the Adviser, within 36 months after the such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment.  This agreement cannot be terminated without the consent of Outcome Fund 2’s Board of Trustees on 60 days’ written notice to the Adviser.

Expense Example:    This example is intended to help you compare the cost of investing in Outcome Fund 2 with the cost of investing in other investment products. The example assumes that you invest $10,000 in Outcome Fund 2 for the periods shown. The example also assumes a 5% return on your investment each year and that Outcome Fund 2’s operating expenses do not change. The example does not take into consideration transaction fees which may be charged by certain broker/dealers for processing redemption requests. Although your actual costs may vary, based on these assumptions your costs, assuming you sell or redeem your shares at the end of each period, would be:

1 year

$[__]

3 years

$[__]

Portfolio Turnover:  Outcome Fund 2 pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs (which are not reflected in “Total Annual Fund Operating Expenses” in the table above or in the Example) affect Outcome Fund 2’s performance.

PRINCIPAL INVESTMENT STRATEGY

Limited Fund Term.  Unlike most mutual funds, Outcome Fund 2 is designed to operate for a limited “Fund Term” of approximately [thirty-six months].  Accordingly, while investors may redeem their shares at any time and from time to time, Outcome Fund 2 is designed to terminate and liquidate at the end of the Fund Term. Accordingly, to achieve its investment objective, Outcome Fund 2 will implement and maintain its investment program for the fixed Fund Term, which will commence on [__], 2017 (the Fund’s “strategy inception date”) and continue through [__], 2020 (the “expiration date”).  On or about [__], 2020, (the “termination date”), which is the third business day following the expiration date, Outcome Fund 2 will satisfy any outstanding obligations and liabilities of the Fund before making a liquidating cash distribution of its net assets to shareholders, which Outcome Fund 2 anticipates will occur within approximately 7 business days thereafter.  However, Outcome Fund 2 reserves the right to extend its termination date by up to 30 days, upon approval of Outcome Fund 2’s Board of Trustees (the “Board”), if the Board determines that a delay is in the best interest of shareholders due to, for example, unusual market conditions, a substantial impairment or termination of the Index, suspension of trading in the U.S. equity or options markets, the early termination of one or more options contracts, or other special circumstances.

Unlike most mutual funds, Outcome Fund 2 will offer its shares for sale only for a limited time.  Outcome Fund 2 currently expects to offer shares for sale beginning on date of this prospectus and expects to terminate its offering of shares on or around [__], 2017.

Investment Program.  Beginning on the strategy inception date, Outcome Fund 2 will seek to achieve its investment objective by investing in a combination of (i) U.S. treasury securities and other U.S. government securities that will mature on or shortly before the expiration date, and (ii) options contracts linked to the performance of the Index that will expire on the expiration date.  Prior to the strategy inception date, Fund assets will be invested exclusively in short-term U.S. treasury securities or money market securities.

With respect to the Outcome Fund 2 investment in U.S. government investments, the Adviser will typically select U.S. government securities that will mature on or shortly before the expiration date with a goal of maximizing income to the Outcome Fund 2, and will typically hold such investments until maturity unless the Adviser elects to dispose of such investments to meet redemptions or to acquire other U.S. government securities that the Adviser believes present more favorable return characteristics.

Following the termination date, Outcome Fund 2 will seek to distribute to each shareholder an amount that reflects a return on the initial NAV of a share of the Outcome Fund 2 equal to the performance of the Index from the beginning to the end of the Fund Term, subject to a “Maximum Gain Feature”, “Contingent Absolute Return Feature” and “Minimum Distribution Feature”, each of which is described below:

•

Maximum Gain Feature.  The Fund’s “Maximum Gain Feature” caps the Fund’s potential returns per share over the Fund Term at a maximum return of [20]% over Outcome Fund 2’s initial NAV of $10 per share. Therefore:

o

if the closing level of the Index increases by less than [20]% from the beginning to the end of the Fund Term, then Outcome Fund 2 expects to make a distribution to shareholders following the termination date equal to $10 per share plus a return on the initial NAV equal to the return achieved by the Index between the strategy inception date and the expiration date; and

o

if the closing level of the Index increases by [20]% or more from the beginning to the end of the Fund Term, Outcome Fund 2 expects to make a distribution to shareholders following the termination date equal to the Fund’s “maximum” potential gain, which is [20]% over Outcome Fund 2’s initial NAV (i.e., approximately [$12] per share).

Accordingly, investors in Outcome Fund 2 should not expect to receive a return on their investment in excess of [20]%, regardless of whether the closing level of the Index increases by more than [20]% from the beginning to the end of the Fund Term. The Maximum Gain is calculated as of the investment term of Outcome Fund 2 as a whole and is not an annualized figure.

•

Contingent Absolute Return Feature.  The Contingent Absolute Return Feature will seek to provide investors with a return over Outcome Fund 2’s initial NAV equal to the absolute performance of the Index in the event that the Index declines by no more than [20]% over the Fund Term.  Therefore:

o

If the closing level of the Index decreases by not more than [20]% from the beginning to the end of the Fund Term, then Outcome Fund 2 expects to make a distribution to shareholders following the termination date equal to $10 per share plus a return on the initial NAV equal to the absolute value of the return achieved by the Index between the strategy inception date and the expiration date.  For example, if the Index declines by 5% over the Fund Term, Outcome Fund 2 expects to make a distribution to shareholders following the termination date equal to $[10.50] per share (i.e. $10 per share plus a return on the initial NAV equal to 5%).

•

Risk of Loss.  The Contingent Absolute Return Feature of Outcome Fund 2 does not apply in the event that the Index decreases by more than [20]% over the Fund Term.  In such case, Outcome Fund 2 will be fully exposed to the negative performance of the Index.  Therefore:

o

if the closing level of the Index decreases by more than [20]% over the Fund Term, then the Contingent Absolute Return Feature will not provide investors with any downside protection or gains, and Outcome Fund 2 expects to make a distribution to shareholders following the termination date equal to Outcome Fund 2’s initial NAV (i.e., $10) reduced by the percentage decrease in the closing level of the Index on the expiration date as compared to the strategy inception date.  For example, if the level of the Index decreases by 50% over the Fund Term, Outcome Fund 2 expects to make a distribution to shareholders following the termination date in an amount equal to approximately $5 per share, which is equal to the Fund’s initial NAV per share (i.e., $10) reduced by 50%.

•

Minimum Distribution Feature.  The Minimum Distribution Feature seeks to provide investors with certain downside protection against a loss of their investment in excess of [80]%.  Accordingly, if the closing level of the Index decreases by more than [80]% from the beginning to the end of the Fund Term, Outcome Fund 2 expects to make a distribution to shareholders following the termination date in an amount equal to approximately $[2] per share, which is equal to [20]% of Outcome Fund 2’s initial NAV.

The Adviser intends to implement the Maximum Gain Feature, Contingent Absolute Return Feature and Minimum Distribution Feature using options contracts, which will generally reflect a combination of long call options (for long market exposure), short call options (which limit the gains of the long call options), long out-of-the money put options (which limit losses based upon a decline in the Index at expiration to 80% of Outcome Fund 2’s total Index exposure), and other long or short put options (to generate absolute returns and/or produce losses that correspond to the decline of the Index during the Fund Term).

There can be no guarantee that the Maximum Gain Feature, Contingent Absolute Return Feature and Minimum Distribution Feature will work as designed, and shareholders may suffer substantial losses. Further, the returns on an investment in shares of Outcome Fund 2 are not expected to track the returns of an investment in the stocks underlying the Index, because the returns of shares of Outcome Fund 2 are based on the price performance of the Index and will not reflect any dividends payable by the stocks that comprise the Index.

The expected final distribution amount per share will depend primarily upon the closing level of the Index on the expiration date and will be subject to potential reduction for expenses. The Adviser will seek to manage its portfolio of U.S. government securities to receive, under ordinary conditions, interest on such securities that equals or exceeds Outcome Fund 2’s expenses.  However, if Fund expenses exceed interest received on Outcome Fund 2’s portfolio of U.S. government securities, then the Adviser may be required to sell certain Fund assets to meet such expenses, in which case the final distribution amount may be less than described above. Brokerage and other fees also may reduce the final distribution amount as described below under “Principal Risks--Shareholders could experience a dilution of their investment”.  The Adviser will endeavor maintain a substantially fixed investment program throughout the life of Outcome Fund 2 and minimize portfolio turnover to the extent reasonably practical.

If the closing level of the Index on the expiration date represents a decrease by more than [20]% as compared to the closing level of the Index on the strategy inception date, you will suffer substantial losses on your initial investment. Shareholders who purchase at prices greater than $10 per share will suffer greater losses.

The Maximum Gain Feature, Contingent Absolute Return Feature and Minimum Distribution Feature are all calculated with respect to Outcome Fund 2’s initial NAV and will therefore affect each shareholder differently depending on the respective purchase price that each shareholder paid for shares of Outcome Fund 2.  For example, the Maximum Gain Feature will result in a smaller return to a shareholder purchasing at a higher price than a shareholder who purchased at a lower price.

It is impossible to predict the closing level of the Index on the expiration date. The benefit (if any) of the Contingent Absolute Return Feature and Minimum Distribution Feature, or the effect on returns (if any) of the Maximum Gain Feature cannot be determined until the closing level of the Index on the expiration date is established.

Outcome Fund 2 does not realize the full benefit of the Contingent Absolute Return Feature or Minimum Distribution Feature until the expiration of the Fund’s options contracts on the expiration date.  Accordingly, shareholders redeeming shares during the investment term of Outcome Fund 2 will likely not receive the benefit of the Contingent Absolute Return Feature or Minimum Distribution Feature.  Instead, shareholders redeeming during the investment term of Outcome Fund 2 will receive the NAV of their shares as of the redemption date, which will fluctuate based upon the value of Outcome Fund 2’s portfolio including its investment in options contracts.  The value of an options contract, which is a function of interest rates, volatility, dividends, the strike price, Index levels or changes, and other market factors, may change rapidly over time. During Outcome Fund 2’s Term, there will be an imperfect correlation between the prices of the options contracts and movements in the Index due to the price sensitivity of the options contracts to these factors.  In general, the Adviser expects that NAV of Outcome Fund 2 on any day prior to the expiration date is likely to reflect a return that is lower than the intended return described above.

Additionally, shareholders may experience lower returns than described above if Outcome Fund 2 is forced to liquidate assets to meet redemptions prior to the expiration date or if the expenses of Outcome Fund 2 exceed current estimates.

PRINCIPAL INVESTMENT RISKS

As with all investments, there is a risk that you may lose some or all of your investment in Outcome Fund 2. Many factors affect the net asset value and the performance of Outcome Fund 2. This section describes the main risks that can impact the value of shares of Outcome Fund 2. You should understand these risks before you invest and should reach a decision to invest in Outcome Fund 2 only after carefully considering the suitability of such an investment in light of your investment objectives and the specific information set out in this prospectus. We urge you to consult your investment, legal, tax, accounting and other advisors before you invest in the shares.

If the value of the assets in Outcome Fund 2’s portfolio falls, the value of your shares will also fall. We cannot guarantee that Outcome Fund 2 will achieve its objective or that a shareholder’s investment return will be positive over any period.

•

No Operating History.  Outcome Fund 2 is newly organized and has no history of operations. Outcome Fund 2 is a new investment product and the value of Outcome Fund 2’s shares could be lower than expected if its investment strategy fails to produce the desired results or unanticipated operational or trading problems occur.     There may be unanticipated problems or issues with respect to the trading and operational procedures of Outcome Fund 2 that could have a material adverse effect on an investment in the shares. Additionally, the Adviser and the portfolio managers have no prior experience managing a mutual fund, which may limit the Adviser’s effectiveness.

•

Market Risk.  The value of the assets in Outcome Fund 2’s portfolio will fluctuate and may fall over time.  This could cause the value of your shares to fall below your original purchase price.  Markets may experience significant volatility. Market values change in response to various factors including changes in the performance and expected volatility of the Index, its various constituents, interest rates and inflation.  In addition, the value of Outcome Fund 2’s shares might be affected by (i) the dividend rates of the index constituents, (ii) changes in the general level of interest rates of U.S. government securities and (iii) a variety of economic, financial, political, geopolitical, regulatory or judicial events.  If interest rates were to increase at a time that there was a significant drop in the value of the Index, Outcome Fund 2 may lose the ability to achieve its investment objective, which may adversely affect shareholders materially and result in significant losses.  Shareholders who pay a sales charge as part of the offering price of the shares will have a loss on their investment unless the closing level of the Index as of the expiration date offsets the amount of the sales charge. Outcome Fund 2 does not guarantee any return of principal.

•

Risk of Loss. The value of your shares following the strategy inception date is linked to the performance of the Index and will depend on whether, and the extent to which, its performance is positive or negative.  Although Outcome Fund 2 will seek to provide returns based on the price performance of the Index, Outcome Fund 2 is not an “index fund” because it will not hold the constituent securities underlying the Index.  On the termination date, if the closing level of the Index has declined by more than [20]% from the closing level of the Index on the strategy inception date, you will suffer substantial losses on your initial investment.  Outcome Fund 2’s ability to make distributions following the termination date will be subject to further reductions for Fund expenses to the extent that the income received by Outcome Fund 2’s U.S. government investments does not equal or exceed such expenses.

•

Options Risk.  The options contracts in which Outcome Fund 2 will invest are based on, and are valued in relation to, the Index and other financial benchmarks. The options contracts may not be exchange traded. Outcome Fund 2’s investment in the options contracts will limit the potential gains of Outcome Fund 2 through the Maximum Gain Feature. Options contracts can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by Outcome Fund 2 may not fully correlate with the Index, or other Fund holdings. Although the Adviser expects the value of Outcome Fund 2’s options contracts will depend largely upon price movements in the Index, there are additional risks associated with options contracts that are possibly greater than the risks associated with investing in other financial instruments providing economic exposure to the Index, including volatility risk, illiquidity risk, the effect of the Maximum Gain Feature and counterparty credit risk in the case of OTC options.

•

Valuation Risk. The closing level of the Index on the expiration date is impossible to predict.  Therefore, the return on the shares, the benefit (if any) of the Contingent Absolute Return Feature and Minimum Distribution Feature, or the limitation on potential returns from the Maximum Gain Feature, cannot be determined until the closing level of the Index on the expiration date is established. Any redemption of the shares prior to maturity will be at NAV, which is determined in respect of the value of Outcome Fund 2’s U.S. government investments and options contracts, and may not reflect the performance or protection of the Contingent Absolute Return Feature and Minimum Distribution Feature. The actual proceeds realized from the liquidation of an options contract may differ from Outcome Fund 2’s determination of the option contract’s fair value. Outcome Fund 2’s determination of fair value involves a degree of discretion insofar as such determination considers various factors such as the amounts payable in connection with an early unwind of such OTC options by the options counterparty or current prices for the OTC options as may be obtained from dealers or brokers and/or prices for comparable options.  As OTC options are not listed on an exchange, there will be no objective price source for the options contracts. For these reasons, the NAV of a share of Outcome Fund 2 may be less than your initial investment, even during times when the Index has increased or maintained its value.  In addition, Outcome Fund 2 seeks to achieve its investment objective as of the termination date, and not sooner. Shareholders may realize a gain or loss that is higher or lower than the intended gains or losses as a result of (i) shares being acquired at a price in excess of Outcome Fund 2’s initial NAV per share, (ii) shares being redeemed prior to the termination date, (iii) the options contracts or the U.S. government securities otherwise being liquidated by Outcome Fund 2 prior to expiration or (iv) increases in potential tax-related expenses and other expenses of Outcome Fund 2.  Shares of Outcome Fund 2 are intended to be held until the termination date, and should not be treated as short-term investments. Shareholders redeeming their shares prior to the termination date will forgo the opportunity to realize Outcome Fund 2’s investment objective.

•

Maximum Gain. The potential return of Outcome Fund 2 shares is limited by the Maximum Gain Feature. Shareholders will not benefit from any positive return of the Index in excess of the maximum gain of [20%]. If the closing level of the Index increases more than [20]% during the investment term of Outcome Fund 2, the amount realized by a shareholder will be capped at $[12] and will, therefore, be less than the appreciation of the Index. As a result, a shareholder’s return may be less than a direct investment in the Index.

•

Outcome Driven Strategy.  The investment strategy of Outcome Fund 2 is outcome driven, meaning that Outcome Fund 2 will seek to track and, other than with respect to the Contingent Absolute Return Feature and Minimum Distribution Feature, Outcome Fund 2 will not seek to outperform, the performance of the Index.  Accordingly, unlike most mutual funds, Outcome Fund 2 will not seek to take temporary defensive measures in response to adverse market, economic, political or other conditions.

•

Expenses.  While the Outcome Fund 2 will benefit from an Expense Limitation Agreement with the Adviser that sets a cap on Outcome Fund 2 expenses at [___], Outcome Fund 2 is subject to the risk that interest income received by the Outcome Fund 2 from its U.S. government investments, which is expected to meet or exceed the expense cap, is nevertheless less than the cap.  In that case, Outcome Fund 2 will be responsible for the difference between the interest income received and the expense cap (above which the Adviser pays the Outcome Fund 2’s expenses), and the Adviser may be required to sell certain Outcome Fund 2 assets to meet any shortfall.  Sales of Outcome Fund 2 assets may result in losses to shareholders, may frustrate the ability of Outcome Fund 2 to meet its investment objective and will reduce amounts available for distribution to shareholders on the termination date.

•

Counterparty Risk. Payments by options counterparties under OTC options will be collateralized by cash and U.S. treasury securities. Nevertheless, should an options counterparty default under the options contracts and the amount of collateral for that options counterparty prove insufficient, shareholders will be materially adversely affected. Outcome Fund 2 requires payments from the options counterparty to provide the upside performance on the Index and returns in respect of the Contingent Absolute Return Feature. A default of the options counterparty coupled with insufficiency of collateral to provide the payment due Outcome Fund 2 arising from that default will materially and adversely affect shareholders. An OTC option contract may be terminated at a time when the value of the Index is low and investors will not realize any future appreciation in the Index following the default. While the termination payment owed to Outcome Fund 2 is computed by reference to quotes for substitute options contracts exposure, there can be no assurance that the collateral would be sufficient, or that shareholders could actually purchase a similar replacement instrument. As a result, the credit risk of the options counterparties may affect the value of your investment and may result in significant losses for Outcome Fund 2.

•

Purchase Price Risk.  The public offering price will vary over time based principally on the value of the options contracts and the U.S. government securities. Therefore, two shareholders who purchased at different times and hold until Outcome Fund 2’s termination date (or otherwise redeem on the same day) would experience different returns.  All else being equal, shareholders purchasing at a higher price will experience a lesser return (or greater loss) than shareholders who purchased at a lower price. In the same manner, the Maximum Gain Feature, Contingent Absolute Return Feature and Minimum Distribution Feature are all calculated with respect to Outcome Fund 2’s initial NAV and will therefore affect shareholders differently depending on the respective purchase price that each shareholder paid for shares.  For instance, the Maximum Gain Feature will result in a smaller return to a shareholder purchasing at a higher price than a shareholder who purchased at a lower price.

•

Dilution Risk.  As Outcome Fund 2 sells shares, the size of Outcome Fund 2 will increase. When Outcome Fund 2 buys additional U.S. government securities and options contracts following the sale of additional shares, it will pay brokerage or other acquisition fees. With respect to OTC Options, the actual cost of new options contracts may differ from Outcome Fund 2’s determination of the fair value. Existing shareholders could experience a dilution of their investment because of these fees, variation in prices and fluctuations in prices between the time Outcome Fund 2 creates shares and the time Outcome Fund 2 purchases its investments. Shareholders could also experience dilution because of similar fees paid, variation in prices and fluctuations in the prices between the time that shareholders redeem shares and the Adviser sells or unwinds Fund assets. The Adviser intends to minimize this dilution and expects the amount to be relatively small. The Adviser cannot guarantee that Outcome Fund 2 will keep its present size for any length of time.  Finally, shareholders will experience dilution of their investment in the event that Outcome Fund 2 incurs extraordinary expenses such as litigation costs or becomes subject to unexpected increases in tax-related expenses.

•

Indexed Securities Risk.  The Index does not reflect the payment of dividends on the stocks included in the Index. As a result, the return on Outcome Fund 2’s shares will not be the same as the return you would receive if you were to purchase the stocks underlying the Index and hold them for a period equal to the term of Outcome Fund 2.  Furthermore, a direct investment in the index constituents would provide holders with certain voting rights and would have tax consequences that are different from an investment in Outcome Fund 2.  In addition, shareholders will not benefit from any positive return of the Index in excess of the Maximum Gain Feature. As a result, the return experienced by holders of Outcome Fund 2 shares may be less than the returns experienced by a holder of a direct investment in the Index.

•

Interest Rate Risk.  Outcome Fund 2’s investment in U.S. government securities are subject to change in value as interest rates rise and fall.  The value of Outcome Fund 2’s investments in U.S. government securities will be adversely affected by increases in interest rates or decreases in bond prices generally.  Certain U.S. government securities may have been purchased by Outcome Fund 2 at prices lower than their par value at maturity, indicating a market discount or at prices greater than their par value at maturity, indicating a market premium.  Generally, the value of bonds purchased at a market discount will increase in value faster than bonds purchased at a market premium if interest rates decrease.  Conversely, if interest rates increase, the value of bonds purchased at a market discount will decrease faster than bonds purchased at a market premium.  Because they are supported by the full faith and credit of the U.S. government, U.S. treasuries generally do not involve the credit risks associated with other debt securities. Yields on U.S. treasuries are generally lower than yields on other debt obligations of comparable maturity. Changes in interest rates may also affect the value of the Index and the options contracts, thereby affecting the net asset value of Outcome Fund 2.  Given today’s historically low interest rate environment, risks associated with rising rates are heightened.  Securities issued by U.S. government-sponsored entities, which although chartered and sponsored by Congress, are not guaranteed nor insured by the U.S. government tend to carry more interest rate risk.

•

Inflation / Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the purchasing power of money. As inflation increases, the real value of the shares can decline. Deflation risk is the risk that prices throughout the economy decline over time, the opposite of inflation. Deflation may adversely affect the performance of the Index, the creditworthiness of counterparties and the value of shares.

Credit Risk.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Outcome Fund 2 may invest in U.S. government securities issued by entities that are chartered or sponsored by U.S. Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.  Absent an express arrangement, no assurance can be given that the U.S. government would provide financial support to the agencies and instrumentalities that may issue securities in which Outcome Fund 2 invests.

Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of Outcome Fund 2’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) by the rating agencies are considered investment grade but may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value or default.

•

Legislation and Litigation Risk. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the constituents of the Index.  Such an initiative may also have a negative impact on Outcome Fund 2’s portfolio, or on the tax treatment of your investment in Outcome Fund 2. In addition, litigation regarding any of the issuers of the index constituents or of the industries represented by these issuers may negatively impact the share prices of these securities and, therefore, the level of the Index. No one can predict what impact any pending or threatened litigation will have on the share prices of any of the index constituents and what the overall affect may be on the value of the Index, and therefore, Outcome Fund 2.

•

An investment in Outcome Fund 2 is not insured or guaranteed by the FDIC. An investment in Outcome Fund 2 is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•

Tax Risk.  Outcome Fund 2 intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”).  As a RIC, Outcome Fund 2 will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If Outcome Fund 2 does not qualify as a RIC for any taxable year and certain relief provisions are not available, Outcome Fund 2’s taxable income will be subject to tax at Outcome Fund 2 level and to a further tax at the shareholder level when such income is distributed. The value of Outcome Fund 2’s investments and the after-tax returns to shareholders may be adversely affected by changes in tax rates and policies. You should read carefully the sections entitled “Additional Information About Taxes” in this prospectus and “Taxes” in Outcome Fund 2’s Statement of Additional Information and consult your tax advisor about your tax situation.

PERFORMANCE INFORMATION

Outcome Fund 2 is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund, once available, will be provided in Outcome Fund 2’s semi-annual and annual reports to shareholders.

MANAGEMENT OF THE FUND

Olden Lane Advisors LLC is Outcome Fund 2’s investment adviser.

The Adviser employs an Investment Committee whose members are jointly and primarily responsible for the day-to-day management of Outcome Fund 2’s portfolio.  The Investment Committee is comprised of the following members:

Name	Title with the Adviser	Length of Service to the Fund
Michel S. Serieyssol	Founding Partner	Since January 2017
Michael H. Kochmann	Founding Partner	Since January 2017
Michael C. Macchiarola	Partner	Since January 2017
Daniel Prezioso	Partner	Since January 2017

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment: $1,000.  Minimum Subsequent Investment: $10.

You may purchase shares of Outcome Fund 2 on any day that the New York Stock Exchange is open during the period beginning on date of this prospectus through and including [___], 2017 (the “initial offering period”). Following the initial offering period, no shares of Outcome Fund 2 are expected to be offered for purchase.

You may redeem (sell) shares of Outcome Fund 2 on any day that the New York Stock Exchange is open for business. Redemption requests may be made in writing, by telephone, or through a financial intermediary and must be paid by check or wire transfer.

TAX INFORMATION

Outcome Fund 2’s distributions are typically taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Shares that are held in a tax-deferred account may be taxed as ordinary income or capital gains once they are withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), Outcome Fund 2 and its related companies may pay the intermediary in connection with the sale of Fund shares and for related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Outcome Fund 2 over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

OLDEN LANE OUTCOME FUND 2017-3 – S&P 500® ACCELERATED PERFORMANCE WITH BUFFER PROTECTION, DUE [__] 2020

INVESTMENT OBJECTIVE

The investment objective of Olden Lane Outcome Fund 2017-3 – S&P 500® Accelerated Performance with Buffer Protection, Due [__], 2020 (“Outcome Fund 3”) is to seek capital appreciation based on the investment performance of the S&P 500® Index (the “Index”) with reduced risk of loss over the Fund’s [36 month] term (the “Fund Term”).  Specifically, the Fund will seek to participate in [125]% of the gains of the Index over the Fund Term up to a maximum gain of [20]%, while seeking to provide protection against the portion of any decline in the Index that does not exceed [10]%.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of Outcome Fund 3.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	2.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Wire Redemption Fee	[$15.00](1)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[__]%
Distribution and/or Service (12b-1) Fees	[__]%
Other Expenses(3)	[__]%
Total Annual Fund Operating Expense	[__]%
Fee Waiver and/or Expense Reimbursement (4)	[__]%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	[__]%

(1)

Outcome Fund 3’s transfer agent charges this fee for each wire redemption.

(2)

Olden Lane Advisors, LLC, Outcome Fund 3’s investment adviser (the “Adviser”), will not charge the management fee prior to the strategy inception date.

(3)

Expenses are based on estimates for the current fiscal year.

(4)

The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of Outcome Fund 3 during the Fund Term to ensure that Outcome Fund 3’s total annual operating expenses (exclusive of borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions, extraordinary expenses (such as litigation), Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) do not exceed, on an annual basis, [__]% of Outcome Fund 3’s average daily net assets; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by the Adviser, within 36 months after the such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment.  This agreement cannot be terminated without the consent of Outcome Fund 3’s Board of Trustees on 60 days’ written notice to the Adviser.

Expense Example:    This example is intended to help you compare the cost of investing in Outcome Fund 3 with the cost of investing in other investment products. The example assumes that you invest $10,000 in Outcome Fund 3 for the periods shown. The example also assumes a 5% return on your investment each year and that Outcome Fund 3’s operating expenses do not change. The example does not take into consideration transaction fees which may be charged by certain broker/dealers for processing redemption requests. Although your actual costs may vary, based on these assumptions your costs, assuming you sell or redeem your shares at the end of each period, would be:

1 year

$[__]

3 years

$[__]

Portfolio Turnover:  Outcome Fund 3 pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs (which are not reflected in “Total Annual Fund Operating Expenses” in the table above or in the Example) affect Outcome Fund 3’s performance.

PRINCIPAL INVESTMENT STRATEGY

Limited Fund Term.  Unlike most mutual funds, Outcome Fund 3 is designed to operate for a limited “Fund Term” of approximately [thirty-six months].  Accordingly, while investors may redeem their shares at any time and from time to time, Outcome Fund 3 is designed to terminate and liquidate at the end of the Fund Term. Accordingly, to achieve its investment objective, Outcome Fund 3 will implement and maintain its investment program for the fixed Fund Term, which will commence on [__], 2017 (the Fund’s “strategy inception date”) and continue through [__], 2020 (the “expiration date”).  On or about [__], 2020, (the “termination date”), which is the third business day following the expiration date, Outcome Fund 3 will satisfy any outstanding obligations and liabilities of the Fund before making a liquidating cash distribution of its net assets to shareholders, which Outcome Fund 3 anticipates will occur within approximately 7 business days thereafter.  However, Outcome Fund 3 reserves the right to extend its termination date by up to 30 days, upon approval of Outcome Fund 3’s Board of Trustees (the “Board”), if the Board determines that a delay is in the best interest of shareholders due to, for example, unusual market conditions, a substantial impairment or termination of the Index, suspension of trading in the U.S. equity or options markets, the early termination of one or more options contracts, or other special circumstances.

Unlike most mutual funds, Outcome Fund 3 will offer its shares for sale only for a limited time.  Outcome Fund 3 currently expects to offer shares for sale beginning on date of this prospectus and expects to terminate its offering of shares on or around [__], 2017.

Investment Program.  Beginning on the strategy inception date, Outcome Fund 3 will seek to achieve its investment objective by investing in a combination of (i) U.S. treasury securities and other U.S. government securities that will mature on or shortly before the expiration date, and (ii) options contracts linked to the performance of the Index that will expire on the expiration date.  Prior to the strategy inception date, Fund assets will be invested exclusively in short-term U.S. treasury securities or money market securities.

With respect to the Outcome Fund 3 investment in U.S. government investments, the Adviser will typically select U.S. government securities that will mature on or shortly before the expiration date with a goal of maximizing income to the Outcome Fund 3, and will typically hold such investments until maturity unless the Adviser elects to dispose of such investments to meet redemptions or to acquire other U.S. government securities that the Adviser believes present more favorable return characteristics.

Following the termination date, Outcome Fund 3 will seek to distribute to each shareholder an amount that reflects a return on the initial NAV of a share of the Outcome Fund 3 equal to [125]% of the performance of the Index from the beginning to the end of the Fund Term, subject to a “Maximum Gain Feature” and “Buffer Protection Feature”, each of which is described below:

•

Maximum Gain Feature.  The Fund’s “Maximum Gain Feature” caps the Fund’s potential returns per share over the Fund Term at a maximum return of [20]% over Outcome Fund 3’s initial NAV of $10 per share. Therefore:

o

if the closing level of the Index increases by less than [10]% from the beginning to the end of the Fund Term, then Outcome Fund 3 expects to make a distribution to shareholders following the termination date equal to $10 per share plus a return on the initial NAV equal to [125]% of the return achieved by the Index between the strategy inception date and the expiration date; and

o

if the closing level of the Index increases by [16]% or more from the beginning to the end of the Fund Term, Outcome Fund 3 expects to make a distribution to shareholders following the termination date equal to the Fund’s “maximum” potential gain, which is [20]% over Outcome Fund 3’s initial NAV (i.e., approximately [$12.00] per share).

Accordingly, investors in Outcome Fund 3 should not expect to receive a return on their investment in excess of [20]%, regardless of whether the closing level of the Index increases by more than [16]% from the beginning to the end of the Fund Term. The Maximum Gain is calculated as of the investment term of Outcome Fund 3 as a whole and is not an annualized figure.

•

Buffer Protection Feature.  The Buffer Protection Feature will seek to provide downside protection for Outcome Fund 3 in the event that the Index decreases by more than [10]% over the Fund Term.  Therefore:

o

if the closing level of the Index remains constant or decreases by not more than [10]% over the Fund Term, then Outcome Fund 3 expects to make a distribution to shareholders of approximately $10 per share following the termination date; and

o

if the closing level of the Index decreases by more than [10]% over the Fund Term, then the Buffer Protection Feature will provide investors with downside protection against the portion of such decline that does not exceed [10]%.  In such case, Outcome Fund 3 expects to make a distribution to shareholders following the termination date equal to Outcome Fund 3’s initial NAV (i.e., $10) reduced by the portion of the percentage decrease in the closing level of the Index on the expiration date as compared to the strategy inception date that exceeds [10]%.

For example, if the level of the Index decreases by 50% over the Fund Term, Outcome Fund 3 expects to make a distribution to shareholders following the termination date in an amount equal to approximately $[6] per share, which is equal to the Fund’s initial NAV per share (i.e., $10) reduced by [40]% (the amount of the Index decline that exceeds [10]%).

The Adviser intends to implement the Maximum Gain Feature and Buffer Protection Feature using options contracts, which will generally reflect a combination of long call options (for long market exposure), short call options (which limit the gains of the long call options), and short out-of-the-money put options (for loss exposure to declines in the Index that exceed 10%).

There can be no guarantee that the Maximum Gain Feature and Buffer Protection Feature will work as designed, and shareholders may suffer substantial losses. Further, the returns on an investment in shares of Outcome Fund 3 are not expected to track the returns of an investment in the stocks underlying the Index, because the returns of shares of Outcome Fund 3 are based on the price performance of the Index and will not reflect any dividends payable by the stocks that comprise the Index.

The expected final distribution amount per share will depend primarily upon the closing level of the Index on the expiration date and will be subject to potential reduction for expenses. The Adviser will seek to manage its portfolio of U.S. government securities to receive, under ordinary conditions, interest on such securities that equals or exceeds Outcome Fund 3’s expenses.  However, if Fund expenses exceed interest received on Outcome Fund 3’s portfolio of U.S. government securities, then the Adviser may be required to sell certain Fund assets to meet such expenses, in which case the final distribution amount may be less than described above. Brokerage and other fees also may reduce the final distribution amount as described below under “Principal Risks--Shareholders could experience a dilution of their investment”.  The Adviser will endeavor to maintain a substantially fixed investment program throughout the life of Outcome Fund 3 and minimize portfolio turnover to the extent reasonably practical.

If the closing level of the Index on the expiration date represents a decrease by more than [10]% as compared to the closing level of the Index on the strategy inception date, you may suffer substantial losses on your initial investment. Shareholders who purchase at prices greater than $10 per share will suffer greater losses.

The Maximum Gain Feature and Buffer Protection Feature are all calculated with respect to Outcome Fund 3’s initial NAV and will therefore affect each shareholder differently depending on the respective purchase price that each shareholder paid for shares.  For example, the Maximum Gain Feature will result in a smaller return to a shareholder purchasing at a higher price than a shareholder who purchased at a lower price.

It is impossible to predict the closing level of the Index on the expiration date. The benefit (if any) of the Buffer Protection Feature, or the effect on returns (if any) of the Maximum Gain Feature cannot be determined until the closing level of the Index on the expiration date is established.

Outcome Fund 3 does not realize the full benefit of the Buffer Protection Feature until the expiration of the Fund’s options contracts on the expiration date.  Accordingly, shareholders redeeming shares during the investment term of Outcome Fund 3 will likely not receive the benefit of the Buffer Protection Feature.  Instead, shareholders redeeming during the investment term of Outcome Fund 3 will receive the NAV of their shares as of the redemption date, which will fluctuate based upon the value of Outcome Fund 3’s portfolio including its investment in options contracts.  The value of an options contract, which is a function of interest rates, volatility, dividends, the strike price, Index levels or changes, and other market factors, may change rapidly over time. During Outcome Fund 3’s Term, there will be an imperfect correlation between the prices of the options contracts and movements in the Index due to the price sensitivity of the options contracts to these factors.  In general, the Adviser expects that NAV of Outcome Fund 3 on any day prior to the expiration date is likely to reflect a return that is lower than the intended return described above.

Additionally, shareholders may experience lower returns than described above if Outcome Fund 3 is forced to liquidate assets to meet redemptions prior to the expiration date or if the expenses of Outcome Fund 3 exceed current estimates.

PRINCIPAL INVESTMENT RISKS

As with all investments, there is a risk that you may lose some or all of your investment in Outcome Fund 3. Many factors affect the net asset value and the performance of Outcome Fund 3. This section describes the main risks that can impact the value of shares of Outcome Fund 3. You should understand these risks before you invest and should reach a decision to invest in Outcome Fund 3 only after carefully considering the suitability of such an investment in light of your investment objectives and the specific information set out in this prospectus. We urge you to consult your investment, legal, tax, accounting and other advisors before you invest in the shares.

If the value of the assets in Outcome Fund 3’s portfolio falls, the value of your shares will also fall. We cannot guarantee that Outcome Fund 3 will achieve its objective or that a shareholder’s investment return will be positive over any period.

•

No Operating History.  Outcome Fund 3 is newly organized and has no history of operations. Outcome Fund 3 is a new investment product and the value of Outcome Fund 3’s shares could be lower than expected if its investment strategy fails to produce the desired results or unanticipated operational or trading problems occur.     There may be unanticipated problems or issues with respect to the trading and operational procedures of Outcome Fund 3 that could have a material adverse effect on an investment in the shares. Additionally, the Adviser and the portfolio managers have no prior experience managing a mutual fund, which may limit the Adviser’s effectiveness.

•

Market Risk.  The value of the assets in Outcome Fund 3’s portfolio will fluctuate and may fall over time.  This could cause the value of your shares to fall below your original purchase price.  Markets may experience significant volatility. Market values change in response to various factors including changes in the performance and expected volatility of the Index, its various constituents, interest rates and inflation.  In addition, the value of Outcome Fund 3’s shares might be affected by (i) the dividend rates of the index constituents, (ii) changes in the general level of interest rates of U.S. government securities and (iii) a variety of economic, financial, political, geopolitical, regulatory or judicial events.  If interest rates were to increase at a time that there was a significant drop in the value of the Index, Outcome Fund 3 may lose the ability to achieve its investment objective, which may adversely affect shareholders materially and result in significant losses.  .  Shareholders who pay a sales charge as part of the offering price of the shares will have a loss on their investment unless the closing level of the Index increases sufficiently to offset the amount of the sales charge. Outcome Fund 3 does not guarantee any return of principal.

Risk of Loss. The value of your shares following the strategy inception date is linked to the performance of the Index and will depend on whether, and the extent to which, its performance is positive or negative.  Although Outcome Fund 3 will seek to provide returns based on the price performance of the Index, Outcome Fund 3 is not an “index fund” because it will not hold the constituent securities underlying the Index.  On the termination date, if the closing level of the Index has declined by more than [10]% from the closing level of the Index on the strategy inception date, you will suffer losses on your initial investment.  Outcome Fund 3’s ability to make distributions following the termination date will be subject to further reductions for Fund expenses to the extent that the income received by Outcome Fund 3’s U.S. government investments does not equal or exceed such expenses.

•

Options Risk.  The options contracts in which Outcome Fund 3 will invest are based on, and are valued in relation to, the Index and other financial benchmarks. The options contracts may not be exchange traded. Outcome Fund 3’s investment in the options contracts will limit the potential gains of Outcome Fund 3 through the Maximum Gain Feature. Options contracts can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by Outcome Fund 3 may not fully correlate with the Index, or other Fund holdings. Although the Adviser expects the value of Outcome Fund 3’s options contracts will depend largely upon price movements in the Index, there are additional risks associated with options contracts that are possibly greater than the risks associated with investing in other financial instruments providing economic exposure to the Index, including volatility risk, illiquidity risk, the effect of the Maximum Gain Feature and counterparty credit risk in the case of OTC options.

•

Valuation Risk. The closing level of the Index on the expiration date is impossible to predict.  Therefore, the return on the shares, the benefit (if any) of the Buffer Protection Feature, or the limitation on potential returns from the Maximum Gain Feature, cannot be determined until the closing level of the Index on the expiration date is established. Any redemption of the shares prior to maturity will be at NAV, which is determined in respect of the value of Outcome Fund 3’s U.S. government investments and options contracts, and may not reflect the performance or downside protection of the Buffer Protection Feature. The actual proceeds realized from the liquidation of an options contract may differ from Outcome Fund 3’s determination of the option contract’s fair value. Outcome Fund 3’s determination of fair value involves a degree of discretion insofar as such determination considers various factors such as the amounts payable in connection with an early unwind of such OTC options by the options counterparty or current prices for the OTC options as may be obtained from dealers or brokers and/or prices for comparable options.  As OTC options are not listed on an exchange, there will be no objective price source for the options contracts. For these reasons, the NAV of a share of Outcome Fund 3 may be less than your initial investment, even during times when the Index has increased or maintained its value.  In addition, Outcome Fund 3 seeks to achieve its investment objective as of the termination date, and not sooner. Shareholders may realize a gain or loss that is higher or lower than the intended gains or losses as a result of (i) shares being acquired at a price in excess of Outcome Fund 3’s initial NAV per share, (ii) shares being redeemed prior to the termination date, (iii) the options contracts or the U.S. government securities otherwise being liquidated by Outcome Fund 3 prior to expiration or (iv) increases in potential tax-related expenses and other expenses of Outcome Fund 3.  Shares of Outcome Fund 3 are intended to be held until the termination date, and should not be treated as short-term investments. Shareholders redeeming their shares prior to the termination date will forgo the opportunity to realize Outcome Fund 3’s investment objective.

•

Maximum Gain. The potential return of Outcome Fund 3 shares is limited by the Maximum Gain Feature. Shareholders will not benefit from any positive return of the Index in excess of the maximum gain of [20%]. If the closing level of the Index increases more than [10]% during the investment term of Outcome Fund 3, the amount realized by a shareholder will be capped at $[12.00] and will, therefore, be less than the appreciation of the Index as magnified by the Fund’s [125%] rate of participation. As a result, a shareholder’s return may be less than a direct investment in the Index.

•

Outcome Driven Strategy.  The investment strategy of Outcome Fund 3 is outcome driven, meaning that Outcome Fund 3 will seek to track and, other than with respect to the Maximum Gain Feature and Buffer Protection Feature, Outcome Fund 3 will not seek to outperform, the performance of the Index.  Accordingly, unlike most mutual funds, Outcome Fund 3 will not seek to take temporary defensive measures in response to adverse market, economic, political or other conditions.

•

Expenses.  While the Outcome Fund 3 will benefit from an Expense Limitation Agreement with the Adviser that sets a cap on Outcome Fund 3 expenses at [___], Outcome Fund 3 is subject to the risk that interest income received by the Outcome Fund 3 from its U.S. government investments, which is expected to meet or exceed the expense cap, is nevertheless less than the cap.  In that case, Outcome Fund 3 will be responsible for the difference between the interest income received and the expense cap (above which the Adviser pays the Outcome Fund 3’s expenses), and the Adviser may be required to sell certain Outcome Fund 3 assets to meet any shortfall.  Sales of Outcome Fund 3 assets may result in losses to shareholders, may frustrate the ability of Outcome Fund 3 to meet its investment objective and will reduce amounts available for distribution to shareholders on the termination date.

•

Counterparty Risk. Payments by options counterparties under OTC options will be collateralized by cash and U.S. treasury securities. Nevertheless, should an options counterparty default under the options contracts and the amount of collateral for that options counterparty prove insufficient, shareholders will be materially adversely affected. Outcome Fund 3 requires payments from the options counterparty to provide the upside performance on the Index. A default of the options counterparty coupled with insufficiency of collateral to provide the payment due Outcome Fund 3 arising from that default will materially and adversely affect shareholders. An OTC option contract may be terminated at a time when the value of the Index is low and investors will not realize any future appreciation in the Index following the default. While the termination payment owed to Outcome Fund 3 is computed by reference to quotes for substitute options contracts exposure, there can be no assurance that the collateral would be sufficient, or that shareholders could actually purchase a similar replacement instrument. As a result, the credit risk of the options counterparties may affect the value of your investment and may result in significant losses for Outcome Fund 3.

•

Purchase Price Risk.  The public offering price will vary over time based principally on the value of the options contracts and the U.S. government securities. Therefore, two shareholders who purchased at different times and hold until Outcome Fund 3’s termination date (or otherwise redeem on the same day) would experience different returns.  All else being equal, shareholders purchasing at a higher price will experience a lesser return (or greater loss) than shareholders who purchased at a lower price. In the same manner, the Maximum Gain Feature and Buffer Protection Feature are all calculated with respect to Outcome Fund 3’s initial NAV and will therefore affect shareholders differently depending on the respective purchase price that each shareholder paid for shares.  For instance, the Maximum Gain Feature will result in a smaller return to a shareholder purchasing at a higher price than a shareholder who purchased at a lower price.

•

Dilution Risk.  As Outcome Fund 3 sells shares, the size of Outcome Fund 3 will increase. When Outcome Fund 3 buys additional U.S. government securities and options contracts following the sale of additional shares, it will pay brokerage or other acquisition fees. With respect to OTC Options, the actual cost of new options contracts may differ from Outcome Fund 3’s determination of the fair value. Existing shareholders could experience a dilution of their investment because of these fees, variation in prices and fluctuations in prices between the time Outcome Fund 3 creates shares and the time Outcome Fund 3 purchases its investments. Shareholders could also experience dilution because of similar fees paid, variation in prices and fluctuations in the prices between the time that shareholders redeem shares and the Adviser sells or unwinds Fund assets. The Adviser intends to minimize this dilution and expects the amount to be relatively small. The Adviser cannot guarantee that Outcome Fund 3 will keep its present size for any length of time.  Finally, shareholders will experience dilution of their investment in the event that Outcome Fund 3 incurs extraordinary expenses such as litigation costs or becomes subject to unexpected increases in tax-related expenses.

•

Indexed Securities Risk.  The Index does not reflect the payment of dividends on the stocks included in the Index. As a result, the return on Outcome Fund 3’s shares will not be the same as the return you would receive if you were to purchase the stocks underlying the Index and hold them for a period equal to the term of Outcome Fund 3.  Furthermore, a direct investment in the index constituents would provide holders with certain voting rights and would have tax consequences that are different from an investment in Outcome Fund 3.  In addition, shareholders will not benefit from any positive return of the Index in excess of the Maximum Gain Feature. As a result, the return experienced by holders of Outcome Fund 3 shares may be less than the returns experienced by a holder a direct investment in the Index.

•

Interest Rate Risk.  Outcome Fund 3’s investment in U.S. treasuries or other U.S. government instruments are subject to change in value as interest rates rise and fall.  The value of Outcome Fund 3’s investments in U.S. government securities will be adversely affected by increases in interest rates or decreases in bond prices generally.  Certain U.S. government securities may have been purchased by Outcome Fund 3 at prices lower than their par value at maturity, indicating a market discount or at prices greater than their par value at maturity, indicating a market premium.  Generally, the value of bonds purchased at a market discount will increase in value faster than bonds purchased at a market premium if interest rates decrease.  Conversely, if interest rates increase, the value of bonds purchased at a market discount will decrease faster than bonds purchased at a market premium.  Because they are supported by the full faith and credit of the U.S. government, U.S. treasuries generally do not involve the credit risks associated with other debt securities. Yields on U.S. treasuries are generally lower than yields on other debt obligations of comparable maturity. Changes in interest rates may also affect the value of the Index and the options contracts, thereby affecting the net asset value of Outcome Fund 3. Given today’s historically low interest rate environment, risks associated with rising rates are heightened.  Securities issued by U.S. government-sponsored entities, which although chartered and sponsored by Congress, are not guaranteed nor insured by the U.S. government tend to carry more interest rate risk.

•

Inflation / Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the purchasing power of money. As inflation increases, the real value of the shares can decline. Deflation risk is the risk that prices throughout the economy decline over time, the opposite of inflation. Deflation may adversely affect the performance of the Index, the creditworthiness of counterparties and the value of shares.

•

Credit Risk.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Outcome Fund 3 may invest in U.S. government securities issued by entities that are chartered or sponsored by U.S. Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.  Absent an express arrangement, no assurance can be given that the U.S. government would provide financial support to the agencies and instrumentalities that may issue securities in which Outcome Fund 3 invests.

Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of Outcome Fund 3’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) by the rating agencies are considered investment grade but may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value or default.

•

Legislation and Litigation Risk. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the constituents of the Index.  Such an initiative may also have a negative impact on Outcome Fund 3’s portfolio, or on the tax treatment of your investment in Outcome Fund 3. In addition, litigation regarding any of the issuers of the index constituents or of the industries represented by these issuers may negatively impact the share prices of these securities and, therefore, the level of the Index. No one can predict what impact any pending or threatened litigation will have on the share prices of any of the index constituents and what the overall affect may be on the value of the Index, and therefore, Outcome Fund 3.

•

An investment in Outcome Fund 3 is not insured or guaranteed by the FDIC. An investment in Outcome Fund 3 is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•

Tax Risk.  Outcome Fund 3 intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”).  As a RIC, Outcome Fund 3 will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If Outcome Fund 3 does not qualify as a RIC for any taxable year and certain relief provisions are not available, Outcome Fund 3’s taxable income will be subject to tax at Outcome Fund 3 level and to a further tax at the shareholder level when such income is distributed. The value of Outcome Fund 1’s investments and the after-tax returns to shareholders may be adversely affected by changes in tax rates and policies. You should read carefully the sections entitled “Additional Information About Taxes” in this prospectus and “Taxes” in Outcome Fund 3’s Statement of Additional Information and consult your tax advisor about your tax situation.

PERFORMANCE INFORMATION

Outcome Fund 3 is new and therefore does not have a performance history for a full calendar year.  Performance information for the Fund, once available, will be provided in Outcome Fund 3’s semi-annual and annual reports to shareholders.

MANAGEMENT OF THE FUND

Olden Lane Advisors LLC is Outcome Fund 3’s investment adviser.

The Adviser employs an Investment Committee whose members are jointly and primarily responsible for the day-to-day management of Outcome Fund 3’s portfolio.  The Investment Committee is comprised of the following members:

Name	Title with the Adviser	Length of Service to the Fund
Michel S. Serieyssol	Founding Partner	Since January 2017
Michael H. Kochmann	Founding Partner	Since January 2017
Michael C. Macchiarola	Partner	Since January 2017
Daniel Prezioso	Partner	Since January 2017

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment: $1,000.  Minimum Subsequent Investment: $10.

You may purchase shares of Outcome Fund 3 on any day that the New York Stock Exchange is open during the period beginning on date of this prospectus through and including [___], 2017 (the “initial offering period”). Following the initial offering period, no shares of Outcome Fund 3 are expected to be offered for purchase.

You may redeem (sell) shares of Outcome Fund 3 on any day that the New York Stock Exchange is open for business. Redemption requests may be made in writing, by telephone, or through a financial intermediary and must be paid by check or wire transfer.

TAX INFORMATION

Outcome Fund 3’s distributions are typically taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Shares that are held in a tax-deferred account may be taxed as ordinary income or capital gains once they are withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), Outcome Fund 3 and its related companies may pay the intermediary in connection with the sale of Fund shares and for related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Outcome Fund 3 over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND RISKS

Changes to Investment Objectives. Each Fund’s investment objective may be changed by the Board without shareholder approval upon at least 60 days’ prior written notice to the shareholders.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

U.S. Government Securities.  Each Fund intends to hold at least $10 principal amount of U.S. government securities and a small amount of cash in respect of each outstanding share.  The Fund considers U.S. government securities to include: (1) U.S. Treasury obligations (which differ only in their interest rates and maturities), (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government (such as securities issued or guaranteed by the Federal Housing Administration (“FHA”), Government National Mortgage Association (“GNMA”), the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the Small Business Administration) and (3) securities that are guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government (such as the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) or the Federal Home Loan Banks). These U.S. government-sponsored entities, which although chartered and sponsored by Congress, are not guaranteed nor insured by the U.S. government. They are supported only by the credit of the issuing agency, instrumentality or corporation. Each Fund may purchase any U.S. government security rated A or higher by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization, or if unrated, determined by the Adviser to be of similar quality.

Following the strategy inception date, each Fund’s investments in U.S. government securities are expected to be held until maturity on (or shortly before) the termination date. Cash received as income from such investments and the proceeds of asset sales or redemptions may be used to purchase short-term U.S. treasuries or other high quality money market instruments. The Adviser will endeavor to select investments in U.S. government securities to generate income from each Fund’s U.S. government securities  portfolio that will be used to pay its Fund expenses while seeking to minimize the amount of purchase price premium each Fund pays over the par value of the securities in its portfolio.   Consequently, investors should not expect to receive any material distribution of current income from an investment in any of the Funds.

Prior to the strategy inception date of a Fund, the Fund’s assets will be invested exclusively in short-term U.S. treasury securities or money market securities.

Options Contracts.  Each Fund intends to acquire a number of options contracts to implement the investment strategies described above.  Each Fund may enter into options contracts that are listed on an exchange or traded in over-the-counter (“OTC”) markets. Listed options typically have with standardized strike prices and expiration dates, are the performance of the obligations of the option’s purchaser and seller is guaranteed by the exchange or clearing corporation. OTC options are two-party contracts negotiated directly between counterparties, and typically have greater variation in strike prices and expiration dates. OTC options differ from exchange-traded options in that the performance of a counterparty is not guaranteed. Consequently, OTC options have a much greater risk of non-performance by the options counterparty than listed options.

Each Fund will enter into OTC options only with options counterparties rated investment grade by at least one nationally recognized rating agency (i.e., Baa or higher by Moody’s Investors Service, Inc. or BBB or higher by either Standard & Poor’s Ratings Group or by Fitch Ratings) at the time the Fund enters such options contracts. The Adviser will not choose counterparties based solely on ratings from credit rating agencies, but will apply its own analysis and assessment of the execution capabilities of potential counterparties. Although each Fund will enter into OTC options only with options counterparties that are expected to be capable of entering into closing transactions, there is no assurance that the Fund will be able to close out an OTC option position at a favorable price prior to expiration. In the event of the insolvency of an option counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.  Amounts available to distribute to shareholders upon termination of the Fund will depend primarily on the performance of the Fund’s investments in U.S. government securities and the options contracts, and are not guaranteed by any party.  There is no maximum or minimum number of options counterparties that a Fund may engage.

To secure any options counterparty’s performance under an OTC option and to help assure that the Fund (and thus the shareholders) will receive any payment owed under such OTC option, each options counterparty will establish a segregated collateral account with an independent U.S. bank as custodian. Under the OTC options contacts, each options counterparty will be required to deposit collateral consisting of cash and U.S. government securities with a value equal to at least any amount owed by it under the relevant OTC options contracts, subject to daily de minimis transfer minimums of $50,000. The Adviser will monitor the collateral accounts and the transfers therein on a daily basis. Other than to secure the performance of the options counterparties under the OTC options contracts, the collateral is not property of the Fund or subject to the use of the Fund.

Conversely, to secure the Fund’s performance under an OTC option and to help assure that each options counterparty will receive any payment owed to it under such OTC options, each Fund will establish collateral accounts with an independent U.S. bank as custodian, into which the Fund shall deposit U.S. government securities and cash to secure its performance under the OTC options to each options counterparty. The Adviser will monitor the collateral accounts and the transfers therein on a daily basis. Other than to secure the performance of the Fund under the OTC options contracts, the collateral is property of the Fund and not property or subject to the use of any options counterparty.

The Adviser may take action to limit the Fund’s exposure to a potential adverse credit event of any options counterparty. Such action may include adjustments in the collateral requirements that apply to the options counterparty or the termination of the OTC option with the options counterparty and the execution of a replacement options contracts. The portfolio turnover resulting from the termination and replacement of an options contract would likely expose the Fund to transaction costs that would reduce returns. If an adverse credit event occurs in respect of an options counterparty, the Fund may lose the benefit of the OTC options entered into with such options counterparty to the extent such benefit is not adequately reflected in the value of the collateral posted by the options counterparty. Even when the Fund’s exposure to an options counterparty is fully offset by deposited collateral, its failure may result in costs to the Fund and interfere with its ability to achieve its investment objective. If an options contract is terminated before its expiration date, the Fund may not be able to enter into a replacement options contract on similarly favorable terms.

Cash Positions.  Each Fund may invest in cash and short-term, highly liquid investments, such as money market instruments, money market funds, U.S. government obligations, commercial paper, repurchase agreements or other cash or cash equivalent positions.

PRINCIPAL INVESTMENT RISKS

As with all investments, there is a risk that you may lose some or all of your investment in the Fund. Many factors affect the net asset value and the performance of the Fund. This section describes certain risks that can impact the value of shares of the Fund. You should understand these risks before you invest and should reach a decision to invest in the Fund only after carefully considering the suitability of such an investment in light of your investment objectives and the specific information set out in this prospectus. We urge you to consult your investment, legal, tax, accounting and other advisors before you invest in the shares.

The principal investment risks described below are applicable to each of Outcome Fund 1, Outcome Fund 2 and Outcome Fund 3 (each, a “Fund”), except as otherwise noted.

If the value of the assets in the Fund’s portfolio falls, the value of your shares will also fall. We cannot guarantee that the Fund will achieve its objective or that a shareholder’s investment return will be positive over any period. The Fund has no history of operations.  The Fund is newly organized and has no history of operations. The Fund is a new investment product and the value of the Fund’s shares could be lower than expected if its investment strategy fails to produce the desired results or unanticipated operational or trading problems occur.  There may be unanticipated problems or issues with respect to the trading and operational procedures of the Fund that could have a material adverse effect on an investment in the shares. Additionally, the Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

The value of the assets in the Fund’s portfolio will fluctuate.  The value of the assets in the Fund’s portfolio will fluctuate and may fall over time.  This could cause the value of your shares to fall below your original purchase price.  Markets may experience significant volatility. Market values change in response to various factors including changes in the performance and expected volatility of the Fund’s underlying index (the “Index”) Index, its various constituents, interest rates and inflation.  In addition, the value of the Fund’s shares might be affected by (i) the dividend rates on the index constituents, (ii) changes in the general level of interest rates of U.S. government securities and (iii) a variety of economic, financial, political, geopolitical, regulatory or judicial events.  A scenario of greatly increased interest rates coupled with a large drop of the Index, in extreme cases, could cause the Fund to lose the ability to achieve its investment objective, which may materially adversely affect shareholders and result in significant losses.  The Fund does not guarantee any return of principal.

You may lose money on your investment in the Fund shares. The value of your shares on the termination date is linked to the performance of the Index and will depend on whether, and the extent to which, its performance is positive or negative.  Although the Fund will seek to provide returns based on the price performance of the Index, the Fund is not an “index fund.”  On the termination date of the Fund, should the closing level of the Index have declined relative to its closing level on the strategy inception date by more than the specified level of the Contingent Protection Feature in respect of Outcome Fund 1, the Contingent Absolute Return Feature in respect of Outcome Fund 2 or the Buffer Protection Feature in respect of Outcome Fund 3, you will likely suffer substantial losses on your initial investment.  All expected payments are subject to further reductions for Fund expenses.

The options contracts included in the Fund’s portfolio involve risks.  The options contracts are based on, and are valued in relation to, the Index and other financial benchmarks or indices. The options contracts may not be exchange traded. The Fund’s investment in the options contracts may limit the upside exposure to the Index through features like the Maximum Gain Feature. Options contracts can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by the Fund may not fully correlate with the underlying Index, or other Fund assets. Although the Adviser expects the value of Fund’s options contracts to depend largely upon price movements in the Index, there are additional risks associated with options contracts that are possibly greater than the risks associated with investing in other financial instruments providing economic exposure to the Index, including volatility risk, illiquidity risk, the effect of the maximum gain feature and counterparty credit risk in the case of OTC options.

The final distribution amount is known only at maturity and any early redemption requires valuation of the options contracts. The closing level of the Index on the expiration date is impossible to predict.  Therefore the return on the shares, benefit (if any) of the Contingent Protection Feature in respect of Outcome Fund 1, the Contingent Absolute Return Feature of Outcome Fund 2 and the Buffer Protection Feature in respect of Outcome Fund 3, or the limitation of the each Fund’s Maximum Gain Feature, cannot be determined until the closing level of the Index on the expiration date is known. Any redemption of Fund shares prior to maturity will be at a net asset value which requires determination of the value of the options contracts. The actual proceeds realized from any liquidation of an options contract may differ from the Fund’s determination of the fair value. In the case of OTC options contracts that are not listed on an exchange, there will be no objective price source for the options contracts. The Fund’s determination of fair value involves a degree of discretion insofar as it considers various factors such as the amounts payable in connection with an early unwind by the options counterparty or current prices for the options contracts as may be obtained from dealers or brokers and/or prices for comparable options.  For these reasons, the net asset value may be at a loss relative to your initial investment even if the Index has increased or is otherwise still above the protection afforded by the Contingent Protection Feature of Outcome Fund 1, the Contingent Absolute Return Feature of Outcome Fund 2 or the Buffer Protection Feature of Outcome Fund 3.  In addition, the Fund’s ability to achieve its investment objective is dependent on Fund shareholders holding until the Fund’s termination date. Shareholders may realize a gain or loss that is higher or lower than the intended gains or losses as a result of (i) shares being acquired at a price in excess of the Fund’s initial NAV per share, (ii) shares being redeemed prior to the termination date, (iii) the options contracts or the U.S. government securities otherwise being liquidated by the Fund prior to expiration or (iv) increases in potential tax-related expenses and other expenses of the Fund.  Shares of the Fund are intended to be held until the termination date, and not as short-term investments. Shareholders redeeming their shares prior to the termination date will forgo the opportunity to realize the Fund’s investment objective.

The potential return is limited by a maximum gain. The potential return of the Fund’s shares is limited by the Fund’s Maximum Gain Feature. Shareholders will not benefit from any positive return of the Index in excess of the stated maximum gain. If the expiration date closing level increases more than the amount of the stated maximum gain over the initial index level, the amount realized by a shareholder will be capped at the Fund’s maximum gain and will be less than the appreciation of the Index. As a result, a shareholder’s return may be less than a direct investment in the Index.

Each Fund Employs an Outcome Driven Investment Strategy and Will Not Take Temporary Defensive Measures.  The investment strategy of each Fund is outcome driven, meaning that each Fund will seek to track the performance of its applicable Index and, other than with respect to any Maximum Gain Feature, Contingent Absolute Return Feature, Buffer Protection Feature, Contingent Protection Feature or Minimum Distribution Feature applicable to the Fund, no Fund will seek to outperform the performance of its applicable Index.  Accordingly, unlike most mutual funds, the Funds will not seek to take temporary defensive measures in response to adverse market, economic, political or other conditions.

Since certain of the Fund’s operating expenses are fixed amounts, if the Fund does not reach a certain size, or falls below such size over its life, the actual amount of the operating expenses may, in some cases, greatly exceed the amounts reflected.  Distributions of interest income from the Fund’s investment in U.S. government securities may be insufficient to meet any or all Fund expenses.  If the income received by the Fund from its investments in U.S. government securities are insufficient to provide for expenses and other amounts payable by the Fund, the Adviser will sell Fund assets to pay such amounts.  Sales of certain Fund assets may result in losses to shareholders, may frustrate the ability of the Fund to meet its investment objective and will reduce the maturity proceeds of U.S. government securities per share available on the termination date.

The Fund’s ability to achieve its investment objective depends upon the ability of the Fund’s options counterparties to meet their obligations under OTC options contracts. Payments by the options counterparties under OTC options will be collateralized by cash and U.S. treasury securities. Nevertheless, should an options counterparty default under the options contracts and the amount of collateral for that options counterparty prove insufficient, shareholders will be materially adversely affected. The Fund requires payments from the options counterparty to provide the positive returns anticipated by the Fund’s investment strategy. A default of the options counterparty coupled with insufficiency of collateral to provide the payment due the Fund arising from that default will materially and adversely affect shareholders. An OTC options contract may be terminated at a time when the value of the Index is low and investors will not realize any future appreciation in the Index following the default. While the termination payment owed to the Fund is computed by reference to quotes for substitute options contracts exposure, there can be no assurance that the collateral would be sufficient, or that shareholders could actually purchase a replacement instrument with the terms of the shares. As a result, the credit risk of the options counterparties may affect the value of your investment and may result in significant losses.

The public offering price at which you purchase shares will affect the return on your shares.  The public offering price will vary over time based principally on the value of the options contracts and the U.S. government securities. Therefore, two shareholders who purchased at different times and hold until the Fund termination (or otherwise redeem on the same day) would experience different returns.  All else being equal, shareholders purchasing at a higher price will experience a lesser return (or greater loss) than shareholders who purchased at a lower price. In the same manner, each Fund’s Maximum Gain Feature, the Contingent Protection Feature of Outcome Fund 1, the Contingent Absolute Return Feature of Outcome Fund 2 and the Buffer Protection Feature of Outcome Fund 3 will affect shareholders differently depending on the public offering price at which they acquired their shares.  For instance, the Maximum Gain Feature will have the effect of allowing less return to a shareholder purchasing at a higher price than a shareholder who purchased at a lower price.

Shareholders could experience a dilution of their investment.  As the Fund sells shares, the size of the Fund will increase. When the Fund buys additional U.S. government securities and options contracts following the sale of additional shares, it will pay brokerage or other acquisition fees. With respect to OTC options, the actual cost of new options contracts may differ from the Fund’s determination of the fair value. Existing shareholders could experience a dilution of their investment because of these fees, variation in prices and fluctuations in prices between the time the Fund creates shares and the time the Fund purchases its investments. Shareholders could also experience dilution because of similar fees paid, variation in prices and fluctuations in the prices between the time that shareholders redeem shares and the Adviser sells or unwinds Fund assets. The Adviser intends to minimize this dilution and expects the amount to be relatively small. The Adviser cannot guarantee that the Fund will keep its present size for any length of time.  Finally, shareholders will experience dilution of their investment in the event that the Fund incurs extraordinary expenses such as litigation costs or becomes subject to unexpected increases in tax-related expenses.

Shareholders will not have control, voting rights or rights to receive cash dividends or other distributions or other rights that holders of a direct investment in the index constituents would normally have.  The Index does not reflect the payment of dividends on the stocks included in the Index. Because of this the return on the shares will not be the same as the return you would receive if you were to purchase those stocks and hold them for a period equal to the term of the Fund.  Furthermore, a direct investment in the index constituents would allow holders voting rights and would have tax consequences that are different from an investment in the Fund.  In addition, shareholders will not benefit from any positive return of the Index in excess of the Fund’s maximum gain. If, for example, the closing level of the Index increases more than the Fund’s stated maximum gain over the investment term, the amount realized by a shareholder will be capped at the Fund’s maximum gain and will be less than the appreciation of the Index. As a result, your return may be less than a direct investment in the Index.

The U.S. government securities in the Fund’s portfolio are subject to interest rate risk.  No one can predict whether interest rates will rise or fall in the future.   The value of the Fund’s investments in U.S. government securities will be adversely affected by decreases in bond prices and increases in interest rates.  Certain U.S. government securities may have been purchased by the Fund at prices lower than their par value at maturity, indicating a market discount.  Certain U.S. government securities may have been purchased by the Fund at prices greater than their par value at maturity, indicating a market premium.  Generally, the value of bonds purchased at a market discount will increase in value faster than bonds purchased at a market premium if interest rates decrease.  Conversely, if interest rates increase, the value of bonds purchased at a market discount will decrease faster than bonds purchased at a market premium.  Given today’s historically low interest rate environment, risks associated with rising rates are heightened.

The U.S. government securities in the Fund’s portfolio are subject to credit risk.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. The Fund may invest in U.S. government securities issued by entities that are chartered or sponsored by U.S. Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.  Absent an express arrangement, no assurance can be given that the U.S. government would provide financial support to the agencies and instrumentalities that may issue securities in which the Fund invests.

Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of Outcome Fund 1’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) by the rating agencies are considered investment grade but may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value or default.

If a security issuer defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

The value of the Fund’s portfolio is subject to legislation and litigation risk. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain constituents of the Index.  Such an initiative may also have a negative impact on the Fund’s portfolio, or on the tax treatment of your investment in the Fund. In addition, litigation regarding any of the issuers of the index constituents or of the industries represented by these issuers may negatively impact the share prices of these securities and, therefore, the level of the Index. No one can predict what impact any pending or threatened litigation will have on the share prices of any of the constituents of the Index and what the overall affect may be on the value of the Fund.

An investment in the Fund is not insured or guaranteed by the FDIC. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The level of the Index will fluctuate.  The return on the Fund is expected to depend largely upon the performance of the Index.  The policies of the index sponsor and any changes affecting the Index or the index constituents could affect the market value of the Fund and its shares.  The policies of the index sponsor concerning the calculation of the levels of the Index or additions, deletions or substitutions of the index constituents and the manner in which changes affecting such index constituents or their issuers, such as stock dividends, reorganizations or mergers, are reflected in the level of the Index, could affect the levels of the Index and, therefore, the amount payable in respect of shares of the Fund on the termination date and the market value of the Fund and its shares prior to the termination date. The market value of the Fund and its shares could also be affected if the index sponsor changes these policies, for example, by changing the manner in which it calculates the level of the Index, or if the index sponsor discontinues or suspends calculation or publication of the level of the Index, in which case it may become difficult to determine the market value of the Fund and its shares.  Shareholders will have no rights against the index sponsor, even if the index sponsor decides to suspend the calculation of the Index and this suspension adversely impacts the amount shareholders receive on the termination date.

Investing in the Fund is not the same as investing in the Index or the index constituents.  The performance of the Index will primarily determine the return to a shareholder as well as the benefit (if any) of the Contingent Protection Feature of Outcome Fund 1, the Contingent Absolute Return Feature of Outcome Fund 2  and the Buffer Protection Feature of Outcome Fund 3 or the limitation (if any) of each Fund’s Maximum Gain Feature. The return on the investment in the Fund may not reflect the return available to an investor who invested directly in the Index or the constituents of the Index.

The tax treatment of the shares is uncertain.  The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code.  As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. You should read carefully the sections entitled “Additional Information About Taxes” in this prospectus and “Taxes” in the Fund’s Statement of Additional Information and consult your tax advisor about your tax situation.

Portfolio Holdings Disclosure

Each Fund will publish a schedule of its portfolio holdings as of the most recent calendar-month end on the Fund’s website at www.oldenlane.com generally within 10 business days after the end of the calendar month. This information will remain on the website until new information for the next month is posted.

Cybersecurity

The computer systems, networks and devices used by each Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Funds and its service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact a Fund’s business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its NAV; impediments to trading; the inability of a Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which a Fund invests; counterparties with which a Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

ADDITIONAL INFORMATION ABOUT THE UNDERLYING INDEX

We have derived all information regarding the Index contained in this prospectus, including, without limitation, its make-up, method of calculation and changes in its components, from publicly available information. The Adviser has not conducted any independent review or due diligence of any publicly available information with respect to the Index.

The S&P 500® Index

All information regarding the S&P 500® Index set forth in this prospectus reflects the policies of, and is subject to change by, S&P Dow Jones Indices LLC, a division of The McGraw-Hill Companies, Inc. (together, with the S&P Index Committee, the “index sponsor”) and/or its affiliates. The S&P 500® Index is maintained by the S&P Index Committee, a team of S&P Dow Jones Indices economists and index analysts who meet on a monthly basis. The S&P 500® Index is intended to provide an indication of the pattern of stock price movement. The daily calculation of the level of the S&P 500® Index, discussed below in further detail, is based on the aggregate market value of the index constituents compared to the aggregate average market value of the common stocks of 500 similar companies during the base period of the years 1941 through 1943.

Composition of the S&P 500® Index

The index sponsor chooses companies for inclusion in the S&P 500® Index with the aim of achieving a distribution by broad industry groupings that approximates the distribution of these groupings in the common stock population of its database, which the index sponsor uses as an assumed model for the composition of the total market. Generally, only one class of common stock of any company is included in the S&P 500® Index. The common stock of a company included in the S&P 500® Index is usually the most liquid class of common stock of that company as determined by the index sponsor in its sole discretion.  Relevant criteria employed by the index sponsor for new additions include the viability of the particular company, the extent to which that company represents the industry group to which it is assigned, the extent to which the market value of that company’s common stock is generally responsive to changes in the affairs of the respective industry and the market price and trading activity of the common stock of that company. The ten main groups of companies that comprise the S&P 500® Index include: Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials, Telecommunication Services and Utilities. The index sponsor may from time to time, in its sole discretion, add companies to, or delete companies from, the S&P 500® Index to achieve the objectives stated above.

Additional information on the S&P 500® Index and the index methodology for the S&P 500® Index is made available by the index sponsor at http://us.spindices.com/indices/equity/sp-500.  The information on this website is not part of or incorporated by reference in this prospectus.

License Agreement

The Trust, on behalf of the Funds, has entered into a non-exclusive license agreement with the index sponsor whereby the Funds, in exchange for a fee, are permitted to use the S&P 500® Index. None of the Funds, the Adviser or its affiliates are affiliated with the index sponsor; the only relationship between the index sponsor and such entity is any licensing of the use of the index sponsor’s indices and trademarks relating to them.

None of the Funds are sponsored, endorsed, sold or promoted by the index sponsor. The index sponsor makes no representation or warranty, express or implied, to the shareholders or any member of the public regarding the advisability of investing in securities generally or in any Fund particularly, or the ability of the S&P 500® Index to track general stock market performance. The index sponsor’s only relationship to the Funds is the licensing of certain trademarks and trade names of the index sponsor and of the S&P 500® Index which is determined, composed and calculated by the index sponsor without regard the Funds, its affiliates or the shareholders. The index sponsor has no obligation to take the needs of the Funds or their shareholders into consideration in determining, composing or calculating the S&P 500® Index. The index sponsor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the shares to be issued or in the determination or calculation of the equation by which the Funds’ portfolios are to be converted into cash. The index sponsor has no obligation or liability in connection with the administration, marketing or trading of the Funds.

The index sponsor does not guarantee the accuracy and/or the completeness of the S&P 500® Index or any data included therein and it shall have no liability for any errors, omissions or interruptions therein. The index sponsor makes no warranty, express or implied, as to results to be obtained by the Funds, shareholders, or any other person or entity from the use of the S&P 500® Index or any data included therein. The index sponsor makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500® Index or any data included therein. Without limiting any of the foregoing, in no event shall the index sponsor have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

“Standard & Poor’s®”, “S&P®”, “S&P 500®” and “500®” are trademarks of The McGraw-Hill Companies, Inc. and are intended to be licensed for use by the Trust on behalf of the Funds.  The Funds are not sponsored, endorsed, sold or promoted by the index sponsor and the index sponsor makes no representation regarding the advisability of investing in the Funds.

Historical Performance of the S&P 500® Index

The following graph sets forth the daily closing levels of the S&P 500® Index from January 3, 2000 through [•], 2016. We obtained the S&P 500® Index closing levels below from Bloomberg Professional® service (“Bloomberg”) without independent verification. We make no representation or warranty as to the accuracy or completeness of the information obtained from Bloomberg. The historical levels of the S&P 500® Index are provided for informational purposes only. You should not take the historical levels of the S&P 500® Index as an indication of future performance, which may be better or worse than the levels set forth below. The closing level of the S&P 500® Index on [•] was [•].

HYPOTHETICAL PERFORMANCE EXAMPLES FOR OUTCOME FUND 1

The following table illustrates hypothetical total distribution per share at termination of Outcome Fund 1 based on mathematical principles and does not purport to be representative of every possible scenario concerning Index returns. The table was prepared with the following assumptions and definitions:

•

Outcome Fund 1 shares are assumed to have been acquired at a price equal to the initial NAV per share (i.e., $10) and held through the termination date.

•

The returns provided under “Hypothetical Index Performance” are for illustrative purposes only. The presentation does not predict or project the performance of Outcome Fund 1 shares or Outcome Fund 1’s investment strategy. Index performances other than those represented are possible and could result in different outcomes.

•

The “Payment on Options Contracts per Share” are computations based on hypothetical closing levels of the S&P 500® Index on Outcome Fund 1’s expiration date. Negative amounts indicate a payment to be made by Outcome Fund 1 and positive amounts indicate a payment to be received by Outcome Fund 1.

•

The “Principal Amount of Fixed Income per Share” represents the $10 principal amount of fixed income investments purchased by Outcome Fund 1 per share.

•

The actual aggregate interest income from the fixed income investments is expected to equal Outcome Fund 1’s expenses. If Outcome Fund 1’s expenses exceed interest received, the Adviser may be required to sell certain assets to meet such expenses and the “Hypothetical Total Distributions per Share Upon Termination” will be less than is illustrated below.

•

The “Hypothetical Total Distribution per Share Upon Termination” represents the sum of (i) the “Payment on Options Contracts per Share,” and (ii) the “Principal Amount of Fixed Income per Share”, and does not reflect the effect of any front-end sales load.  Amounts illustrated below are rounded to the nearest dollar for ease of illustration.

Hypothetical Index Performance	Payment on Options Contracts per Share	Principal Amount of Fixed Income per Share	Hypothetical Total Distribution per Share upon Termination
100%	$2.50*	$10	$12.50
95%	$2.50*	$10	$12.50
90%	$2.50*	$10	$12.50
85%	$2.50*	$10	$12.50
80%	$2.50*	$10	$12.50
75%	$2.50*	$10	$12.50
70%	$2.50*	$10	$12.50
65%	$2.50*	$10	$12.50
60%	$2.50*	$10	$12.50
55%	$2.50*	$10	$12.50
50%	$2.50*	$10	$12.50
45%	$2.50*	$10	$12.50
40%	$2.50*	$10	$12.50
35%	$2.50*	$10	$12.50
30%	$2.50*	$10	$12.50
25%	$2.50	$10	$12.50
20%	$2.00	$10	$12.00
15%	$1.50	$10	$11.50
10%	$1.00	$10	$11.00
5%	$0.50	$10	$10.50
0%	$0.00**	$10	$10.00
-5%	$0.00**	$10	$10.00
-10%	$0.00**	$10	$10.00
-15%	$0.00**	$10	$10.00
-20%	$0.00**	$10	$10.00
-25%	$0.00**	$10	$10.00
-30%	-$3.00	$10	$7.00
-35%	-$3.50	$10	$6.50
-40%	-$4.00	$10	$6.00
-45%	-$4.50	$10	$5.50
-50%	-$5.00	$10	$5.00
-55%	-$5.50	$10	$4.50
-60%	-$6.00	$10	$4.00
-65%	-$6.50	$10	$3.50
-70%	-$7.00	$10	$3.00
-75%	-$7.50	$10	$2.50
-80%	-$8.00	$10	$2.00
-85%	-$8.00	$10	$2.00
-90%	-$8.00	$10	$2.00
-95%	-$8.00	$10	$2.00
-100%	-$8.00	$10	$2.00

*

Reflects a Maximum Gain Feature of [25]%.

**

Reflects a Contingent Protection Feature providing limited downside protection at a reference index performance of down to  –[25]%.

Hypothetical Return Examples

Below are examples intended to illustrate the effect of the Maximum Gain Feature, Contingent Protection Feature and Minimum Distribution Feature on the return or loss projected to be experienced by shares in relation to certain hypothetical returns by the S&P 500® Index. These examples are presented to complement the information set forth in the table above.  These examples do not attempt to present any projection of actual Outcome Fund 1 performance and do not reflect actual events.  These examples are for illustrative purposes only and are not intended to be indicative of past future results of the S&P 500® Index, the options contracts, the U.S. government securities or Outcome Fund 1’s shares.  The actual overall performance of Outcome Fund 1 will vary with fluctuations in the value of the S&P 500® Index, the options contracts and the U.S. government securities during the life of Outcome Fund 1, changes in Fund expenses and liquidations of options contracts and fixed income investments during the Fund’s life, among other things.  In each case, the example assumes that the shareholder acquired shares of Outcome Fund 1 at its initial NAV per share (i.e., $10) and held such shares through the termination date.  Purchase or redemptions of shares during the investment term of Outcome Fund 1 would likely result in different results.

Example 1 — Closing level of the S&P 500® Index on the expiration date increases by 50%

The following provides an example of how Outcome Fund 1 is expected to perform if the closing level of the S&P 500® Index increases by 50% from the beginning to the end of Outcome Fund 1’s Fund Term.  Under this scenario, the shareholder will realize a hypothetical total distribution per share of [$12.50], calculated as follows:

•

a per share maturity value of the fixed income securities of $10; and

•

a per share payment of $[2.50] to Outcome Fund 1 (gain) under the options contracts.

In this example, the shareholder’s participation in the appreciation of the S&P 500® Index is capped by the Maximum Gain Feature, and therefore the shareholder does not benefit from the full appreciation of the S&P 500® Index during the term of Outcome Fund 1. Because of the Maximum Gain Feature, the shareholder’s return is less than a direct investment in the S&P 500® Index. In this example, the shareholder’s return is not affected by the Contingent Protection Feature or the Minimum Distribution Feature.

Example 2 — Closing level of the S&P 500® Index on the expiration date increases by 10%

The following provides an example of how Outcome Fund 1 is expected to perform if the closing level of the S&P 500® Index increases by 10% from the beginning to the end of Outcome Fund 1’s Fund Term.  Under this scenario, the shareholder will realize a hypothetical total distribution per share of [$11], calculated as follows:

•

a per share maturity value of the fixed income securities of $10; and

•

a per share payment of [$1] to Outcome Fund 1 (gain) under the options contracts.

In this example, the shareholder’s upside exposure to the S&P 500® Index is similar to the return available from a direct investment in the S&P 500® Index. In this example, the shareholder’s return is not affected by the Contingent Protection Feature, the Minimum Distribution Feature or Maximum Gain Feature.

Example 3 — Closing level of the S&P 500® Index on the expiration date decreases by 10%

The following provides an example of how Outcome Fund 1 is expected to perform if the closing level of the S&P 500® Index decreases by 10% from the beginning to the end of Outcome Fund 1’s Fund Term. Under this scenario, the shareholder will realize a hypothetical total distribution per share of [$10], calculated as follows:

•

a per share maturity value of the fixed income securities of [$10]; and

•

a per share payment under the options contracts of [$0].

In this example, the shareholder benefits from the Contingent Protection Feature because the decreases in the S&P 500® Index was less than [25]%. Because of the Contingent Protection Feature, the shareholder’s return will be greater than a direct investment in the S&P 500® Index. The shareholder’s return is not affected by the Minimum Distribution Feature or Maximum Gain Feature.

Example 4 — Closing level of the S&P 500® Index on the expiration date decreases by 50%

The following provides an example of how Outcome Fund 1 is expected to perform should if the closing level of the S&P 500® Index decreases by 50% from the beginning to the end of Outcome Fund 1’s Fund Term. Under this scenario, the shareholder will realize a hypothetical total distribution per share of [$5], calculated as follows:

•

a per share maturity value of the fixed income securities of [$10]; and

•

a per share payment by Outcome Fund 1 (loss) of [$5] under the options contracts.

In this example, the shareholder suffers a loss similar to the loss that would have resulted from a direct investment in the S&P 500® Index. In this example, the shareholder’s return is not affected by the Contingent Protection Feature, Minimum Distribution Feature or Maximum Gain Feature.

Example 5 — Closing level of the S&P 500® Index on the expiration date decreases by 90%

The following provides an example of how Outcome Fund 1 is expected to perform if the closing level of the S&P 500® Index decreases by 90% from the beginning to the end of Outcome Fund 1’s Fund Term. Under this scenario, the shareholder will realize a hypothetical total distribution per share of [$2], calculated as follows:

•

a per share maturity value of the fixed income securities of [$10]; and

•

a share payment by Outcome Fund 1 (loss) of [$8] under the options contracts.

In this example, the shareholder benefits from the Minimum Distribution Feature and suffers a loss less than the loss that would have resulted from a direct investment in the S&P 500® Index because the Minimum Distribution Feature limited the loss under the options contract to [$2].  The shareholder’s return is not affected by the Contingent Protection Feature or Maximum Gain Feature.

Shareholders may realize a gain or loss that is higher or lower than the intended gains or losses as a result of (i) shares being acquired at a price in excess of Outcome Fund 1’s initial NAV per share, (ii) shares being redeemed prior to the termination date, (iii) the options contracts or the U.S. government securities otherwise being liquidated by Outcome Fund 1 prior to expiration or (iv) increases in potential tax-related expenses and other expenses of Outcome Fund 1.

HYPOTHETICAL PERFORMANCE EXAMPLES FOR OUTCOME FUND 2

The following table illustrates hypothetical total distribution per share at termination of Outcome Fund 2 based on mathematical principles and does not purport to be representative of every possible scenario concerning Index returns. The table was prepared with the following assumptions and definitions:

•

The Fund shares are assumed to have been acquired at a price equal to the initial NAV per share (i.e., $10) and held through the termination date.

•

The returns provided under “Hypothetical Index Performance” are for illustrative purposes only. The presentation does not predict or project the performance of Outcome Fund 2 shares or Outcome Fund 2’s investment strategy. Index performances other than those represented are possible and could result in different outcomes.

•

The “Payment on Options Contracts per Share” are computations based on hypothetical closing levels of the S&P 500® Index on Outcome Fund 2’s expiration date. Negative amounts indicate a payment to be made by Outcome Fund 2 and positive amounts indicate a payment to be received by Outcome Fund 2.

•

The “Principal Amount of Fixed Income per Share” represents the $10 principal amount of fixed income investments purchased by Outcome Fund 2 per share.

•

The actual aggregate interest income from the fixed income investments is expected to equal Fund expenses. If Fund expenses exceed interest received, the Adviser may be required to sell certain fund assets to meet such expenses and the “Hypothetical Total Distributions per Share Upon Termination” will be less than is illustrated below.

•

The “Hypothetical Total Distribution per Share Upon Termination” represents the sum of (i) the “Payment on Options Contracts per Share,” and (ii) the “Principal Amount of Fixed Income per Share”, and does not reflect the effect of any front-end sales load.  Amounts illustrated below are rounded to the nearest dollar for ease of illustration.

Hypothetical Index Performance	Payment on Options Contracts per Share	Principal Amount of Fixed Income per Share	Hypothetical Total Distribution per Share upon Termination
100%	$2.00*	$10	$12.00
95%	$2.00*	$10	$12.00
90%	$2.00*	$10	$12.00
85%	$2.00*	$10	$12.00
80%	$2.00*	$10	$12.00
75%	$2.00*	$10	$12.00
70%	$2.00*	$10	$12.00
65%	$2.00*	$10	$12.00
60%	$2.00*	$10	$12.00
55%	$2.00*	$10	$12.00
50%	$2.00*	$10	$12.00
45%	$2.00*	$10	$12.00

40%	$2.00*	$10	$12.00
35%	$2.00*	$10	$12.00
30%	$2.00*	$10	$12.00
25%	$2.00*	$10	$12.00
20%	$2.00*	$10	$12.00
15%	$1.50	$10	$11.50
10%	$1.00	$10	$11.00
5%	$0.50	$10	$10.50
0%	$0.00**	$10	$10.00
-5%	$0.50**	$10	$10.50
-10%	$1.00**	$10	$11.00
-15%	$1.50**	$10	$11.50
-20%	$2.00**	$10	$12.00
-25%	-$2.50	$10	$7.50
-30%	-$3.00	$10	$7.00
-35%	-$3.50	$10	$6.50
-40%	-$4.00	$10	$6.00
-45%	-$4.50	$10	$5.50
-50%	-$5.00	$10	$5.00
-55%	-$5.50	$10	$4.50
-60%	-$6.00	$10	$4.00
-65%	-$6.50	$10	$3.50
-70%	-$7.00	$10	$3.00
-75%	-$7.50	$10	$2.50
-80%	-$8.00	$10	$2.00
-85%	-$8.00	$10	$2.00
-90%	-$8.00	$10	$2.00
-95%	-$8.00	$10	$2.00
-100%	-$8.00	$10	$2.00

*

Reflects a Maximum Gain Feature of [20]%.

**

Reflects a Contingent Absolute Return Feature providing opportunity to gain from declines of the Index during the Fund Term of not more than 20%.

Hypothetical Return Examples

Below are examples intended to illustrate the effect of the Maximum Gain Feature, Contingent Absolute Return Feature and Minimum Distribution Feature on the return or loss projected to be experienced by shares in relation to certain hypothetical returns by the S&P 500® Index. These examples are presented to complement the information set forth in the table above.  These examples do not attempt to present any projection of actual Fund performance and do not reflect actual events.  These examples are for illustrative purposes only and are not intended to be indicative of past future results of the S&P 500® Index, the options contracts, the fixed income securities or Outcome Fund 2’s shares.  The actual overall performance of Outcome Fund 2 will vary with fluctuations in the value of the S&P 500® Index, the options contracts and the fixed income securities during the life of Outcome Fund 2, changes in Fund expenses and liquidations of options contracts and fixed income investments during Outcome Fund 2’s life, among other things.  In each case, the example assumes that the shareholder held such shares through the termination date.  Purchase or redemptions of shares during the investment term of Outcome Fund 2 would likely result in different results.

Example 1 — Closing level of the S&P 500® Index on the expiration date increases by 50%

The following provides an example of how Outcome Fund 2 is expected to perform if the closing level of the S&P 500® Index increases by 50% from the beginning to the end of Outcome Fund 2’s Fund Term.  Under this scenario, the shareholder will realize a hypothetical total distribution per share of [$12], calculated as follows:

•

a per share maturity value of the fixed income securities of $10; and

•

a per share payment of $[2] to Outcome Fund 2 (gain) under the options contracts.

In this example, the shareholder’s participation in the appreciation of the S&P 500® Index is capped by the Maximum Gain Feature, and therefore the shareholder does not benefit from the full appreciation of the S&P 500® Index during the term of Outcome Fund 2. Because of the Maximum Gain Feature, the shareholder’s return is less than a direct investment in the S&P 500® Index. In this example, the shareholder’s return is not affected by the Contingent Absolute Return Feature or the Minimum Distribution Feature.

Example 2 — Closing level of the S&P 500® Index on the expiration date increases by 10%

The following provides an example of how Outcome Fund 2 is expected to perform if the closing level of the S&P 500® Index increases by 10% from the beginning to the end of Outcome Fund 2’s Fund Term.  Under this scenario, the shareholder will realize a hypothetical total distribution per share of [$11], calculated as follows:

•

a per share maturity value of the fixed income securities of $10; and

•

a per share payment of [$1] to Outcome Fund 2 (gain) under the options contracts.

In this example, the shareholder’s upside exposure to the S&P 500® Index is similar to the return available from a direct investment in the S&P 500® Index. In this example, the shareholder’s return is not affected by the Contingent Absolute Return Feature, the Minimum Distribution Feature or Maximum Gain Feature.

Example 3 — Closing level of the S&P 500® Index on the expiration date decreases by 10%

The following provides an example of how Outcome Fund 2 is expected to perform if the closing level of the S&P 500® Index decreases by 10% from the beginning to the end of Outcome Fund 2’s Fund Term. Under this scenario, the shareholder will realize a hypothetical total distribution per share of [$11], calculated as follows:

•

a per share maturity value of the fixed income securities of [$10]; and

•

a per share payment of [$1] to Outcome Fund 2 (gain) under the options contracts.

In this example, the shareholder benefits from the Contingent Absolute Return Feature because the decrease in the S&P 500® Index was less than [20]%. Because of the Contingent Absolute Return Feature, the shareholder’s return will be greater than a direct investment in the S&P 500® Index. The shareholder’s return is not affected by the Minimum Distribution Feature or Maximum Gain Feature.

Example 4 — Closing level of the S&P 500® Index on the expiration date decreases by 50%

The following provides an example of how Outcome Fund 2 is expected to perform should if the closing level of the S&P 500® Index decreases by 50% from the beginning to the end of Outcome Fund 2’s Fund Term. Under this scenario, the shareholder will realize a hypothetical total distribution per share of [$5], calculated as follows:

•

a per share maturity value of the fixed income securities of [$10]; and

•

a per share payment by Outcome Fund 2 (loss) of [$5] under the options contracts.

In this example, the shareholder suffers a loss equal to the loss that would have resulted from a direct investment in the S&P 500® Index. In this example, the shareholder’s return is not affected by the Contingent Absolute Return Feature, Minimum Distribution Feature or Maximum Gain Feature.

Example 5 — Closing level of the S&P 500® Index on the expiration date decreases by 90%

The following provides an example of how Outcome Fund 2 is expected to perform if the closing level of the S&P 500® Index decreases by 90% from the beginning to the end of Outcome Fund 2’s Fund Term. Under this scenario, the shareholder will realize a hypothetical total distribution per share of [$2], calculated as follows:

•

a per share maturity value of the fixed income securities of [$10]; and

•

a per share payment by Outcome Fund 2 (loss) of [$8] under the options contracts.

In this example, the shareholder benefits from the Minimum Distribution Feature and suffers a loss less than the loss that would have resulted from a direct investment in the  S&P 500® Index because the Minimum Distribution Feature limited the loss under the options contract to [$2].  The shareholder’s return is not affected by the Contingent Absolute Return Feature or Maximum Gain Feature.

HYPOTHETICAL PERFORMANCE EXAMPLES FOR OUTCOME FUND 3

The following table illustrates hypothetical total distribution per share at termination of Outcome Fund 3 based on mathematical principles and does not purport to be representative of every possible scenario concerning S&P 500® Index returns. The table was prepared with the following assumptions and definitions:

•

The Fund shares are assumed to have been acquired at a price equal to the initial NAV per share (i.e., $10) and held through the termination date.

•

The returns provided under “Hypothetical Index Performance” are for illustrative purposes only. The presentation does not predict or project the performance of Outcome Fund 3 shares or Outcome Fund 3’s investment strategy. Index performances other than those represented are possible and could result in different outcomes.

•

The “Payment on Options Contracts per Share” are computations based on hypothetical closing levels of the S&P 500® Index on Outcome Fund 3’s expiration date. Negative amounts indicate a payment to be made by Outcome Fund 3 and positive amounts indicate a payment to be received by Outcome Fund 3.

•

The “Principal Amount of Fixed Income per Share” represents the $10 principal amount of fixed income investments purchased by Outcome Fund 3 per share.

•

The actual aggregate interest income from the fixed income investments is expected to equal Fund expenses. If Fund expenses exceed interest received, the Adviser may be required to sell certain fund assets to meet such expenses and the “Hypothetical Total Distributions per Share Upon Termination” will be less than is illustrated below.

•

The “Hypothetical Total Distribution per Share Upon Termination” represents the sum of (i) the “Payment on Options Contracts per Share,” and (ii) the “Principal Amount of Fixed Income per Share” , and does not reflect the effect of any front-end sales load.  Amounts illustrated below are rounded to the nearest dollar for ease of illustration.

Hypothetical Index Performance	Payment on Options Contracts per Share	Principal Amount of Fixed Income per Share	Hypothetical Total Distribution per Share upon Termination
100%	$2.00*	$10	$12.00
95%	$2.00*	$10	$12.00
90%	$2.00*	$10	$12.00
85%	$2.00*	$10	$12.00
80%	$2.00*	$10	$12.00
75%	$2.00*	$10	$12.00
70%	$2.00*	$10	$12.00
65%	$2.00*	$10	$12.00
60%	$2.00*	$10	$12.00
55%	$2.00*	$10	$12.00
50%	$2.00*	$10	$12.00
45%	$2.00*	$10	$12.00

40%	$2.00*	$10	$12.00
35%	$2.00*	$10	$12.00
30%	$2.00*	$10	$12.00
25%	$2.00*	$10	$12.00
20%	$2.00*	$10	$12.00
15%	$1.875	$10	$11.875
10%	$1.25	$10	$11.25
5%	$0.625	$10	$10.625
0%	$0.00	$10	$10.00
-5%	$0.00**	$10	$10.00
-10%	$0.00**	$10	$10.00
-15%	-$0.50**	$10	$9.50
-20%	-$1.00**	$10	$9.00
-25%	-$1.50**	$10	$8.50
-30%	-$2.00**	$10	$8.00
-35%	-$2.50**	$10	$7.50
-40%	-$3.00**	$10	$7.00
-45%	-$3.50**	$10	$6.50
-50%	-$4.00**	$10	$6.00
-55%	-$4.50**	$10	$5.50
-60%	-$5.00**	$10	$5.00
-65%	-$5.50**	$10	$4.50
-70%	-$6.00**	$10	$4.00
-75%	-$6.50**	$10	$3.50
-80%	-$7.00**	$10	$3.00
-85%	-$7.50**	$10	$2.50
-90%	-$8.00**	$10	$2.00
-95%	-$8.50**	$10	$1.50
-100%	-$9.00**	$10	$1.00

*

Reflects a Maximum Gain Feature of [20]%.

**

Reflects a Buffer Protection Feature providing downside protection against the portion of Index decline that does not exceed 10%.

Hypothetical Return Examples

Below are examples intended to illustrate the effect of the Maximum Gain Feature and Buffer Protection Feature on the return or loss projected to be experienced by shares in relation to certain hypothetical returns by the S&P 500® Index. These examples are presented to complement the information set forth in the table above.  These examples do not attempt to present any projection of actual Fund performance and do not reflect actual events.  These examples are for illustrative purposes only and are not intended to be indicative of past future results of the S&P 500® Index, the options contracts, the fixed income securities or Outcome Fund 3’s shares.  The actual overall performance of Outcome Fund 3 will vary with fluctuations in the value of the S&P 500® Index, the options contracts and the fixed income securities during the life of Outcome Fund 3, changes in Fund expenses and liquidations of options contracts and fixed income investments during Outcome Fund 3’s life, among other things.  In each case, the example assumes that the shareholder held such shares through the termination date.  Purchase or redemptions of shares during the investment term of Outcome Fund 3 would likely result in different results.

Example 1 — Closing level of the S&P 500® Index on the expiration date increases by 50%

The following provides an example of how Outcome Fund 3 is expected to perform if the closing level of the S&P 500® Index increases by 50% from the beginning to the end of Outcome Fund 3’s Fund Term.  Under this scenario, the shareholder will realize a hypothetical total distribution per share of [$12.00], calculated as follows:

•

a per share maturity value of the fixed income securities of $10; and

•

a per share payment of $[2.00] to Outcome Fund 3 (gain) under the options contracts.

In this example, the shareholder’s participation in the appreciation of the S&P 500® Index is capped by the Maximum Gain Feature, and therefore the shareholder does not benefit from the full appreciation of the S&P 500® Index during the term of Outcome Fund 3. Because of the Maximum Gain Feature, the shareholder’s return is less than a direct investment in the S&P 500® Index. In this example, the shareholder’s return is not affected by the Buffer Protection Feature.

Example 2 — Closing level of the S&P 500® Index on the expiration date increases by 10%

The following provides an example of how Outcome Fund 3 is expected to perform if the closing level of the S&P 500® Index increases by 10% from the beginning to the end of Outcome Fund 3’s Fund Term.  Under this scenario, the shareholder will realize a hypothetical total distribution per share of [$11.25], calculated as follows:

•

a per share maturity value of the fixed income securities of $10; and

•

a per share payment of [$1.25] to Outcome Fund 3 (gain) under the options contracts.

In this example, the shareholder’s upside exposure to the S&P 500® Index is 125% of the return available from a direct investment in the S&P 500® Index. Because of Outcome Fund 3’s 125% rate of participation in the gains of the S&P 500® Index, the shareholder’s return will be greater than a direct investment in the S&P 500® Index. In this example, the shareholder’s return is not affected by the Buffer Protection Feature or Maximum Gain Feature.

Example 3 — Closing level of the S&P 500® Index on the expiration date decreases by 10%

The following provides an example of how Outcome Fund 3 is expected to perform if the closing level of the S&P 500® Index decreases by 10% from the beginning to the end of Outcome Fund 3’s Fund Term. Under this scenario, the shareholder will realize a hypothetical total distribution per share of [$10], calculated as follows:

•

a per share maturity value of the fixed income securities of [$10]; and

•

a per share payment under the options contracts of [$0].

In this example, the shareholder benefits from the Buffer Protection Feature because the decrease in the S&P 500® Index was not more than [10]%. Because of the Buffer Protection Feature, the shareholder’s return will be greater than a direct investment in the S&P 500® Index. The shareholder’s return is not affected by the Maximum Gain Feature.

Example 4 — Closing level of the S&P 500® Index on the expiration date decreases by 25%

The following provides an example of how Outcome Fund 3 is expected to perform should if the closing level of the S&P 500® Index decreases by 25% from the beginning to the end of Outcome Fund 3’s Fund Term. Under this scenario, the shareholder will realize a hypothetical total distribution per share of [$8.50], calculated as follows:

•

a per share maturity value of the fixed income securities of [$10]; and

•

a per share payment by Outcome Fund 3 (loss) of [$1.50] under the options contracts.

In this example, the shareholder suffers a loss equal to the amount by which the decline of the S&P 500® Index exceeded 10%. Because of the Buffer Protection Feature, the shareholder’s return will be greater than a direct investment in the S&P 500® Index.  In this example, the shareholder’s return is not affected by the Maximum Gain Feature.

Example 5 — Closing level of the S&P 500® Index on the expiration date decreases by 50%

The following provides an example of how Outcome Fund 3 is expected to perform should if the closing level of the S&P 500® Index decreases by 50% from the beginning to the end of Outcome Fund 3’s Fund Term. Under this scenario, the shareholder will realize a hypothetical total distribution per share of [$6], calculated as follows:

•

a per share maturity value of the fixed income securities of [$10]; and

•

a per share payment by Outcome Fund 3 (loss) of [$4] under the options contracts.

In this example, the shareholder suffers a loss equal to the amount by which the decline of the S&P 500® Index exceeded 10%. Because of the Buffer Protection Feature, the shareholder’s return will be greater than a direct investment in the S&P 500® Index.  In this example, the shareholder’s return is not affected by the Maximum Gain Feature.

Shareholders may realize a gain or loss that is higher or lower than the intended gains or losses as a result of (i) shares being acquired at a price in excess of Outcome Fund 3’s initial NAV per share, (ii) shares being redeemed prior to the termination date, (iii) the options contracts or the fixed income securities otherwise being liquidated by Outcome Fund 3 prior to expiration or (iv) increases in potential tax-related expenses and other expenses of Outcome Fund 3.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER

The Funds’ investment adviser is Olden Lane Advisors LLC, located at 200 Forrestal Road, Suite 3B, Princeton, NJ 08540. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser is newly formed. Subject to the general oversight of the Board, the Adviser is directly responsible for making the investment decisions for the Funds.

Adviser Compensation. The Adviser receives an advisory fee at an annual rate equal to [__]% of each Fund’s average annual daily net assets.

Expense Limitation Agreement.  The has contractually agreed during the Fund Term to reduce its advisory fee and/or reimburse certain expenses of the Fund to ensure that the Fund’s total annual operating expenses (exclusive of borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions, extraordinary expenses (such as litigation), Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) do not exceed, on an annual basis, [__]% of the Fund’s average daily net assets; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by the Adviser, within 36 months after the such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment.  This agreement cannot be terminated without the consent of the Fund’s Board of Trustees on 60 days’ written notice to the Adviser.

Disclosure Regarding Advisory Agreement Approval. A discussion regarding the basis for the Board’s approval of the investment advisory agreement will be available in the Fund’s first semi-annual report to shareholders. You may obtain a copy of the semi-annual report, without charge, upon request to the Fund.

PORTFOLIO MANAGERS

The Adviser employs an Investment Committee whose members are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio. Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Funds is available in the SAI.  The members of the Investment Committee are:

Michel S. Serieyssol, Founding Partner of the Adviser.

Prior to founding Olden Lane, he served as a Managing Director of Business Development at Equinox Funds. Michel also served as a Managing Director for Société Générale in New York, where he provided structured investments and hedge fund indices to institutional clients. Previously, Michel was Managing Director and Head of the New York office for EIM Management, where he oversaw operations, client outreach, and compliance. Michel’s career also includes tenures Morgan Stanley Capital International, Bear Stearns, and MATIF.

Michel earned his B.A. in International Economics with Honors from The American University of Paris. He holds the securities licenses series 7, 63, and 24.

Fluent in French, Michel is a dual citizen of France and the United States.

Michael H. Kochmann, Founding Partner of the Adviser

Prior to founding Olden Lane, Mike owned his own consulting firm. Mike also served as a Director at BlackRock, where he oversaw the establishment and maintenance of proprietary portfolios. He served as Managing Director and Head of Unit Investment Trusts for Citigroup/Citi Smith Barney for more than a decade, where he led strategic planning, operations, sales, marketing, investment management, and risk management for the organization’s Unit Investment Trust Department.  Mike also spent twenty years with Merrill Lynch, ultimately serving as Director and Head of Sales and Secondary Market. In this capacity he led the strategic planning, development, marketing, and sales of UITs throughout the global Merrill Lynch organization.

Mike attended the State University of New York at Plattsburg, where he was an Economics major.

Michael C. Macchiarola, Partner of the Adviser

Prior to joining Olden Lane, Mike was an attorney in the Financial Services Group at Cadwalader, Wickersham & Taft LLP, where he focused on derivatives, structured products, and public and private funds. Before rejoining Cadwalder, Mike served as Managing Director for Product Development at Equinox Financial Solutions, with responsibility for the design and structuring of several mutual fund products.

Mike served as a Distinguished Lecturer at City University of New York with responsibilities at both the CUNY Law School and Queens College. Prior to his time as a professor, Mike served as Special Counsel at Cadwalader. Mike began his financial services career at Goldman Sachs & Co., where was a Vice President in the Equity Finance Group, overseeing trades in equities, derivatives and synthetic financial instruments.

Mike earned his J.D. from New York University School of Law, his M.B.A. from Columbia Business School, and his A.B. from The College of The Holy Cross. He has taught as an Adjunct Professor at Seton Hall Law School and St. Francis College. Mike is a frequent contributor to industry panels and his extensive writings have been published in numerous legal and business journals.

Mike holds the CFTC/NFA 3 and the securities licenses series 4, 7, 24 and 63.

Daniel Prezioso, Partner of the Adviser

Prior to joining Olden Lane, Dan was the Associate General Counsel at the Equinox Financial Group in Princeton, New Jersey, where he provided the primary legal coverage for the firm’s registered investment adviser and affiliated broker dealer and oversaw the legal and compliance needs of a mutual fund family.

Prior to joining Equinox, Dan was an Associate in the Structured Products and Derivatives Group at Cadwalader, Wickersham & Taft LLP, where he worked extensively with bank issuers of structured notes and drafted a wide variety of trading and financing related documentation.

Dan received his J.D. magna cum laude from Seton Hall Law School and his B.A. cum laude from the University of Maryland.

Dan holds the CFTC/NFA 3 license.

EXPENSES OF THE FUNDS

In addition to investment advisory fees, each Fund pays all expenses not assumed by the Adviser, including, without limitation: (i) the fees and expenses of its independent registered public accounting firm and legal counsel; (ii) the costs of printing and mailing to existing shareholders annual and semi-annual reports, proxy statements, prospectuses, SAIs and supplements thereto; (iii) fees of the Funds’ administrator and transfer agent; (iv) bank transaction charges and custodian fees; (v) proxy solicitors’ fees and expenses; (vi) registration and filing fees; (vii) federal, state or local income or other taxes; (viii) interest; (ix) membership fees of professional organizations; (x) fidelity bond and liability insurance premiums; and (xi) any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each Fund on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund or the nature of the services performed and relative applicability to each Fund.

INVESTING IN THE FUNDS

HOW SHARES ARE PRICED

The Fund’s NAV and offering price (NAV plus any applicable sales charges) is determined, by the Fund’s Administrator, [•], as of the close of the New York Stock Exchange (“NYSE”) (normally  4:00 p.m. Eastern Time On each day the NYSE is open for business. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding. The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Fund’s NAV takes into account the expenses and fees of the Fund, including management fees and administrative fees and expenses, which are accrued daily. The determination of NAV for a particular day is applicable to all applications for the purchase of Fund shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

If available, the Fund’s investments in securities and other exchange traded assets are generally valued based on market quotations. If market prices are unavailable or such prices are unreliable, those securities or other assets will be priced at fair value as determined in good faith and employing methods approved by the Board.  For example, market prices may be unavailable if trading in a particular security was halted during the day and did not resume prior to the Fund’s NAV calculation. Market prices may also be unreliable when the value of a security has been affected materially by events occurring after the market closes, but prior to the time as of which the Fund calculates NAV.

Market prices are not considered to be readily available for most types of U.S. government securities and many types of derivatives (such as OTC options).  These investment are generally valued at fair value based upon information from dealers and/or third party pricing services. The use of fair valuation in pricing a portfolio holding involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the portfolio holding might actually trade if a reliable market price were readily available.

The Fund may use independent pricing services to assist in calculating the value of the Fund’s portfolio holdings.

HOW TO PURCHASE SHARES

Shares of the Fund will only be available to be purchased for a limited period of time. You may purchase shares of the Fund on any day that the New York Stock Exchange is open during the period beginning on [the date of this prospectus] through and including [___], 2017 (the “initial offering period”). Following the initial offering period, no shares of the Fund will be available for purchase.  The minimum initial investment in shares of the Fund is $1,000 and the minimum for subsequent investment in shares of the Fund is $10. The Fund reserves the right to change investment minimums at any time.

You can purchase shares of the Fund through certain broker-dealers or directly through the Fund’s transfer agent, as discussed below. Shares of the Fund are offered only to residents of states in which the shares are registered or qualified. No share certificates are issued in connection with the purchase of Fund shares.

Front-End Sales Charge

Fund shares are offered at their “public offering price”, which is the net asset value per share plus the applicable front-end sales charge.   The Distributor receives this sales charge and may reallow it as follows::

Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Reallowance (% of Offering Price)
2.75%	[__]%	2.00%

Certain authorized dealers that enter into an agreement with the Distributor to provide marketing support to the Fund may receive an additional sales charge reallowance of up to 0.50%.

The front-end sales charge will be waived on shares purchased:

•

by employees (and members of their immediate family) of the Adviser and its affiliates;

•

by employees of the Fund Administrator;

•

by Trustees and officers of Olden Lane Funds Trust;

•

by participants in certain “wrap-fee” or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor; and

•

by clients of registered investment advisers that have entered into arrangements with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisers may charge a separate fee.

The Adviser may also waive applicable sales charges under certain other conditions. Please contact the Adviser or the Distributor to determine eligibility for waived sales charges.

Purchases by Mail

You may purchase shares of the Fund by sending a completed application form and a check (subject to the minimum amounts) made payable to the Fund to the following address:

[___________]

Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, savings and loan, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. Make all checks payable to the name of the Fund. The Fund will not accept payment in cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, or starter checks for the purchase of shares.

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you should supply your full name, date of birth, social security number, and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

When Order is Processed

All shares will be purchased at the NAV, plus any applicable sales charges, per share next determined after the Fund receives your application or request in good order. All requests received in good order by the Fund before 4:00 p.m. (Eastern time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:    When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

•	the name of the Fund;

•	the dollar amount of shares to be purchased;

•	a completed purchase application or investment stub; and

•	a check payable to the Fund.

Purchases Through Brokers

You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor. These brokers and agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order. The broker or agent may set its own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund. You should carefully read the program materials provided to you by your servicing agent. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.

A Fund will be deemed to have received a purchase or redemption order when such brokers or agents receive the order. All orders to purchase or sell shares are processed as of the next NAV calculated after the order has been received in good order by such financial intermediary. Orders are accepted until the close of trading on the NYSE every business day (normally 4:00 p.m., Eastern Time) and are processed, including by financial intermediaries, at that day’s NAV.

Payments to Financial Intermediaries. The Funds and their affiliates (at their own expense) may pay compensation to financial intermediaries for shareholder-related services and, if applicable, distribution-related services, including administrative, recordkeeping and shareholder communication services. For example, compensation may be paid to make Fund shares available to sales representatives and/or customers of a fund supermarket platform or a similar program sponsor or for services provided in connection with such fund supermarket platforms and programs.

The amount of compensation paid to different financial intermediaries may vary. The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in a Fund. To the extent that a Fund pays all or a portion of such compensation, the payment is designed to compensate the financial intermediary for providing services that would otherwise be provided by that Fund’s transfer agent and/or administrator.

The Adviser or another Fund affiliate, out of its own resources, may provide additional compensation to financial intermediaries. Such compensation is sometimes referred to as “revenue sharing.” Compensation received by a financial intermediary from the Adviser or another Fund affiliate may include payments for shareholder servicing, marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating its salespersons with respect to Fund shares. For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding the Fund, including travel and lodging expenses. It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred in compensating registered sales representatives and preparing, printing and distributing sales literature.

Any compensation received by a financial intermediary, whether from the Fund or its affiliates, and the prospect of receiving such compensation, may provide the financial intermediary with an incentive to recommend the shares of a Fund, or a certain class of shares of a Fund, over other potential investments. Similarly, the compensation may cause financial intermediaries to elevate the prominence of a Fund within its organization by, for example, placing it on a list of preferred funds.

Purchases by Wire

You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call [___________] at [___________] to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to [___________], at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price per share will be the net asset value next determined after the wire purchase is received by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

HOW TO REDEEM SHARES

Redemption orders received in good order will be processed at the next calculated NAV. The right of redemption may not be suspended for more than seven days after the tender of Fund shares, except for any period during which (1) the NYSE is closed (other than customary weekend and holiday closings) or the Securities and Exchange Commission (the “SEC”) determines that trading thereon is restricted, (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to determine fairly the value of its net assets, or (3) the SEC has entered a suspension order for the protection of the shareholders of a Fund.

Redemptions by Mail

You will be entitled to redeem all or any portion of the shares credited to your accounts by submitting a written request for redemption by regular, express or overnight mail to:

[___________]

Your request for redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after the Fund receives your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. A wire transfer fee of [$15] is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your account by redemption of shares.

The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp. For joint accounts, both signatures must be guaranteed. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. Please call [___________]  at [___________]  if you have questions. At the discretion of the Fund or its transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

Redemption by Telephone

You may redeem any part of your account in the Fund (up to $25,000) by calling [___________] at [___________]. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. Telephone redemption requests are subject to the signature guarantee requirements set forth in the previous paragraph. The Fund, its transfer agent and custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or its transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Redemption Through Brokers

If shares of the Fund are held by a broker-dealer, financial institution, or other servicing agent, you must contact that servicing agent to redeem shares of the Fund. The servicing agent may charge a fee for this service.

Low Balances

For regular accounts, if at any time your account balance falls below $1,000 or there has been no shareholder activity in the account for the past 12 months, the Fund may notify you that, unless the account is brought up to at least $1,000 or you initiate activity in the account within 60 days of the notice; your account could be closed. After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record. Your account will not be closed if the account balance drops below $1,000 due to a decline in NAV.

FREQUENT TRADING POLICIES

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Funds may present a number of risks to other shareholders of the Funds. These risks may include, among other things, dilution in the value of shares of the Funds held by long-term shareholders, interference with the efficient management by the Adviser of the Funds’ portfolio holdings, and increased brokerage and administration costs. Due to the potential of a thin market for the Funds’ portfolio securities, as well as overall adverse market, economic, political or other conditions affecting the sale price of portfolio securities, the Funds could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Frequent Trading may also increase portfolio turnover which may result in increased capital gains taxes for shareholders of the Funds. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Board has adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Funds. Under the Funds’ policy, the Adviser has the discretion to refuse to accept further purchase and/or exchange orders from an investor if the Adviser believes the investor has a pattern of Frequent Trading that the Adviser considers not to be in the best interests of the other shareholders. To assist the Adviser in identifying possible Frequent Trading patterns, the Transfer Agent provides a daily record of each Fund’s shareholder trades to the Adviser, or its designee. The Transfer Agent also assists the Adviser in monitoring and testing shareholder purchase and redemption orders for possible incidents of Frequent Trading.

Under the Funds’ policy regarding Frequent Trading, the Funds intend to limit investments from investor accounts that purchase and redeem shares over a period of less than ten days in which (i) the redemption amount is within ten percent of the previous purchase amount(s); (ii) the redemption amount is greater than $100,000; and (iii) two or more such redemptions occur during a 60 calendar day period. In the event such a purchase and redemption pattern is detected, an investor account and any other account with the same taxpayer identification number will be precluded from investing in that Fund (including investments that are part of an exchange transaction) for at least 30 calendar days after the redemption transaction. The Funds may modify any terms or conditions applicable to the purchase of Fund shares or modify their policies as they deem necessary to deter Frequent Trading.

The Funds do not accommodate frequent purchases or redemptions of Fund shares.

The Funds use reasonable means available to ensure the foregoing restrictions are applied uniformly. However, when financial intermediaries establish omnibus accounts in a Fund for their clients, the Fund may not be able to monitor the individual clients’ trading activity. The Funds review trading activity at the omnibus account level, and look for activity that may indicate potential Frequent Trading or market timing. If a Fund detects suspicious trading activity, the Fund will seek the assistance of the financial intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the financial intermediary and/or its client. Financial intermediaries may apply frequent trading policies that differ from those described in this Prospectus. If you invest with the Funds through a financial intermediary, please read that firm’s program materials carefully to learn of any rules or fees that may apply.

Although the Funds have taken steps to discourage Frequent Trading of the Funds’ shares, they cannot guarantee that such trading will not occur.

DISTRIBUTIONS

Each of the Funds may distribute its net investment income to its shareholders quarterly, but, in any event, expects to distribute substantially all of its net investment income to its shareholders at least annually.  Each of the Funds expects to distribute its net realized capital gains at least annually.  Absent instructions to pay distributions in cash, distributions will be reinvested automatically in additional shares of the applicable Fund.

FEDERAL TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Funds.

Shareholders may elect to receive dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Funds will not be taxed on amounts they distribute, shareholders will generally be taxed on distributions paid by the Funds, regardless of whether distributions are paid in cash or reinvested in additional Fund shares.

Distributions attributable to net investment income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems Fund shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund shares. An exchange of shares is treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Funds may be required to withhold U.S. federal income tax (presently at the rate of 28%) for all distributions payable to shareholders who fail to provide the Funds with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

The Emergency Economic Stabilization Act of 2008 requires that mutual fund companies report cost basis information to the IRS on Form 1099-B for any sale of mutual fund shares acquired after January 1, 2012 (“Covered Shares”). Under these regulations, mutual funds must select a default cost basis calculation method and apply that method to the sale of Covered Shares unless an alternate IRS approved method is specifically elected in writing by the shareholder. Average Cost, which is the mutual fund industry standard, has been selected as the Funds’ default cost basis calculation method. If a shareholder determines that an IRS approved cost basis calculation method other than the Funds’ default method of Average Cost is more appropriate, he must contact the Funds at the time of or in advance of the sale of Covered Shares that are to be subject to that alternate election. IRS regulations do not permit the change of a cost basis election on previously executed trades.

All shares purchased in non-retirement accounts are subject to the new cost basis reporting legislation. Cost basis information will not be reported to the IRS or shareholder upon the sale of any non-covered mutual fund shares. Non-covered shares will be redeemed first.

Shareholders should consult with their own tax advisors to ensure that distributions and income from the sale of Fund shares are treated appropriately on their income tax returns.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding these considerations is included in the Fund’s SAI. You are urged and advised to consult your own tax adviser regarding the effects of an investment in the Fund on your tax situation.

FINANCIAL HIGHLIGHTS

Financial highlights are not provided because the Fund has not commenced operations prior to the date of this Prospectus.

Privacy Notice
FACTS	WHAT DOES OLDEN LANE FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number and account information

▪ Account balance and transaction history

▪ Wire Transfer Instructions

When you are no longer our customer, we may continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Olden Lane Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Olden Lane Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share
Questions?	Call 1-___________

Privacy Notice (cont.)

Who we are
Who is providing this notice?	Olden Lane Funds Trust
What we do
How does Olden Lane Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Olden Lane Funds Trust collect my personal information?

We collect your personal information, for example, when you:

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tell us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We may also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪ Affiliates from using your information to market to you

▪ Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

▪ Olden Lane Advisors, LLC, the investment adviser to Olden Lane Funds Trust, could be deemed to be an affiliate.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Olden Lane Funds Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ▪ Olden Lane Funds Trust does not jointly market.

ADDITIONAL INFORMATION

The SAI provides more detailed information about each Fund and is incorporated by reference into, and is legally part of, this Prospectus. A description of each Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

Additional information about the Funds’ investments is available in the annual and semiannual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call Toll-Free:

1-___________

This Prospectus, the SAI and the most recent shareholder reports are also available without charge on the Funds’ website at www._________.com or upon written request to ______________.

Only one copy of a Prospectus or an annual or semiannual report will be sent to each household address. This process, known as “householding”, is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of a Prospectus or an annual or semiannual report at any time by calling or writing the Funds. You may also request that householding be eliminated from all your required mailings.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of information on the SEC’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520.

Olden Lane Funds Trust: Investment Company Act file number 811-23197

Subject to Completion-Dated December 9, 2016

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

OLDEN LANE OUTCOME FUND 2017-1 – S&P 500® CONTINGENT PROTECTION, DUE [__] 2020 (TICKER)

OLDEN LANE OUTCOME FUND 2017-2 – S&P 500® CONTINGENT ABSOLUTE RETURN, DUE [__] 2020 (TICKER)

OLDEN LANE OUTCOME FUND 2017-3 – S&P 500® ACCELERATED PERFORMANCE WITH BUFFER PROTECTION, DUE [__] 2020 (TICKER)

each, a series of the
OLDEN LANE FUNDS TRUST

__________, 2016

Each of Olden Lane Outcome Fund 2017-1 – S&P 500® Contingent Protection, Due [__] 2020, Olden Lane Outcome Fund 2017-2 – S&P 500® Contingent Absolute Return, Due [__] 2020 and Olden Lane Outcome Fund 2017-3 – S&P 500® Accelerated Performance with Buffer Protection, Due [__] 2020 (each, a “Fund” and together , the “Funds”) is a series of the Olden Lane Funds Trust (the “Trust”) and is a non-diversified, open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) as required by the Investment Company Act of 1940, as amended (the “1940 Act”).

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the prospectus for the Funds dated __________, 2017, as the same may be amended from time to time, which incorporates this SAI by reference in its entirety (the “Prospectus”).  Because this SAI is not itself a prospectus, no investment in shares of a Fund should be made solely upon the information contained herein.  Capitalized terms used but not defined herein have the same meanings as in the Prospectus.  Copies of the Prospectus may also be obtained, without charge, by calling the Trust at __________ or writing to the Funds at __________.

The Funds will issue an annual report (the "Annual Report") after the end of each fiscal year which will include a report from the Funds’ management on each Fund's operation and performance, and audited financial statements for the Funds. Because the Funds are newly organized, they have not yet issued an Annual Report.  Copies of the Annual Report (when available) may also be obtained, without charge, by calling the Trust at __________ or writing to the Funds at __________.

OLDEN LANE FUNDS TRUST

TABLE OF CONTENTS

Page

INVESTMENT OBJECTIVES, POLICIES AND RISKS

General Investment Risks

Equity Securities

Other Investment Companies

Exchange Traded Funds

Foreign Securities

Lending of Portfolio Securities

Fixed Income Securities

Fixed Income ETFs

Money Market Instruments

U.S. Government Securities

Repurchase Agreements

Reverse Repurchase Agreements

Forward Commitment & When-Issued Securities

Derivative Instruments

Options on Securities and Indices

OTC Options

Risks Associated with Options on Securities and Indices

Option Combinations

Illiquid Investments

Restricted Securities

INVESTMENT RESTRICTIONS

Fundamental Restrictions

NON-FUNDAMENTAL RESTRICTIONS

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

Brokerage Selection

Aggregated Trades

Portfolio Turnover

PORTFOLIO HOLDINGS DISCLOSURE

DESCRIPTION OF THE TRUST

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS

Trustees and Officers

Board Structure

Qualification of Trustees

Trustee Standing Committees

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INVESTMENT OBJECTIVES, POLICIES AND RISKS

The Olden Lane Funds Trust (the “Trust”) was organized on October 3, 2016 as a Delaware statutory trust.  The Funds, each a non-diversified, open-end management investment company, are the only current series of shares of the Trust.  Olden Lane Advisors LLC (the “Adviser”) serves as the investment adviser to each Fund.  The Prospectus describes each Fund’s investment objective and principal investment strategies, as well as the principal investment risks of each Fund.  The following descriptions and policies supplement these descriptions, and also include descriptions of certain types of investments that may be made by a Fund but are not principal investment strategies of the Fund.  Attached to the SAI is Appendix A, which contains descriptions of the rating symbols used by nationally recognized statistical rating organizations (“NRSROs”) for certain securities in which a Fund may invest.

General Investment Risks.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that a Fund’s investment programs will be successful.  Investors should carefully review the descriptions of the Fund’s investments and their risks described in the Prospectus and this SAI.

Equity Securities.  Each Fund is exposed to risks inherent in equity securities due to its investment in options linked to the reference index, which is comprised of equity securities.  Prices of equity securities in which a Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities are included in the reference index, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for many or all equity securities, which could also result in losses for the Fund.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

Other Investment Companies.  Each Fund may invest in other investment companies, including ETFs (“Other Funds”).  Investments in Other Funds are subject to risks of duplicate costs, since the Other Funds have costs and expenses that are passed on to their investors (including, where applicable, a Fund).

Under the 1940 Act, a Fund may not acquire shares of an Other Fund if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the Other Fund’s total outstanding stock (“3% Limitation”).  Accordingly, each Fund is subject to the 3% Limitation unless (i) the Other Fund or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund (generally permitting the Fund and its affiliates to hold up to 25% of the Other Fund’s total outstanding stock); and (ii) the Other Fund and the Fund enter into an agreement to comply with any conditions in such order (an “Order Agreement”).  Accordingly, the 25% limitation (or, in cases where a Fund has not entered into an Order Agreement, the 3% limitation) may prevent a Fund from allocating its investments in the manner the Adviser considers optimal.  In such cases, the Adviser may select an Other Fund or other investment that is different from the Adviser’s preferred choice as an alternative.

The 1940 Act also limits, subject to certain exceptions, including those found in Section 12(d)(1)(F) of the 1940 Act (described below), the percentage of a Fund’s assets that can be represented by a Other Fund’s shares to 5% of the Fund’s assets for any one Other Fund or 10% of the Fund’s assets for the Other Fund and other investment companies combined.  Under the 1940 Act, to the extent that a Fund relies upon Section 12(d)(1)(F) in purchasing securities issued by another investment company, the Fund must either seek instructions from shareholders with regard to the voting of all proxies with respect to the Fund’s investment in Other Funds and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities.

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Exchange Traded Funds.  Each Fund may invest in ETFs and cash or cash equivalent positions.  The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to the accumulated dividends as of the date of redemption.  Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.  A Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of the ETF’s total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which a Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF.  Also, index-based ETFs may terminate if the license agreements for indexes they track are terminated, or if their net asset values fall too low.  In such cases, if a Fund is holding the terminating ETF, the Fund may be unable to find an alternative investment to provide a similar investment focus.

While ETFs are generally bought and sold on an exchange, an investment in an ETF is also subject to many risks generally applicable to conventional registered investment company (i.e., one that is not exchange traded), including risks associated with the underlying index and investment strategy that the ETF follows, and risks related to the investment adviser’s success in managing the ETF.  ETFs are also subject to the following risks that generally do not apply to conventional investment companies:  (i) the market price of the ETF’s shares may trade at a discount to the ETF’s net asset value, and as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact the net asset value of the Fund; (ii) an active trading market for an ETF’s shares may not develop or be maintained at a sufficient volume; (iii) an ETF’s investment strategy may involve leveraging, which increases the impact that a decrease in the market value of the underlying securities of the ETF will have on the ETF’s net asset value; (iv) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (v) ETF shares may be delisted from the exchange on which they trade, or “circuit breakers” (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF’s stock.  Finally, as discussed above, there are legal limitations and other conditions imposed by SEC rules on an investment company’s acquisition of the shares of Other Funds (including ETFs) that may limit the amount of an ETF’s shares that the Fund may purchase.

Foreign Securities.  Each Fund may invest in securities issued by foreign governments or foreign corporations, either directly or through derivative transactions (e.g., foreign currency futures).  Foreign securities, in addition to securities issued by U.S. entities with substantial foreign operations, involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities.  Issuers of foreign securities are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies.  Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies.  Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S.  Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions.  Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them.  The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities.

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Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price).  Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held).  Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.  Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.  There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S.  It may be more difficult for an investor’s agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities.  Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities.  In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Lending of Portfolio Securities.  In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33% of the Fund’s assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities that the Adviser has determined are creditworthy under guidelines established by the Board.  In determining whether a Fund will lend securities, the Adviser will consider all relevant facts and circumstances.  A Fund may not lend securities to any company affiliated with the Adviser.

Each loan of securities will be collateralized by cash, securities or letters of credit.  A Fund might experience a loss if the borrower defaults on the loan.  The borrower at all times during the loan must maintain cash or cash equivalent collateral with the Fund, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned.  While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Adviser may invest the cash collateral to earn additional income for the Fund.  Alternatively, a Fund may receive an agreed-upon amount of interest income from a borrower who has delivered equivalent collateral or a letter of credit.  It is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan.  Loans are subject to termination at the option of a Fund or the borrower at any time.  A Fund shall retain all voting rights with respect to the loaned securities, and the Fund will call securities subject to a securities loan to vote proxies in the event a material matter comes up for vote, pursuant to the Fund’s fiduciary obligations.  A Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

Fixed Income Securities.  Each Fund may invest in fixed income investments that include corporate, municipal or other government debt securities.  A Fund’s debt securities may include “investment grade” securities (those rated at least Baa by Moody’s Investors Service, Inc. (“Moody’s”), BBB by Standard & Poor’s Ratings Services (“S&P”) or Fitch Investors Service, Inc. (“Fitch”) or, if not rated, of equivalent quality in the Adviser’s opinion.  Debt obligations rated Baa by Moody’s or BBB by S&P or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal.  Descriptions of the quality ratings of Moody’s, S&P or Fitch are contained in this SAI.  While the Adviser utilizes the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

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Other risks associated with fixed income securities, without limitation, are as follows:

Credit Risk.  Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a transaction involving one or more securities held by the Fund will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations.  If the issuer, guarantor, or counterparty fails to pay interest, the Fund’s income may be reduced.  If the issuer, guarantor, or counterparty fails to repay principal, the value of that security may be reduced.

Interest Rate Risk.  The price of a bond or a fixed income security is dependent upon interest rates.  Therefore, the share price and total return of a Fund, when investing a significant portion of its assets in bonds or fixed income securities, may vary in response to changes in interest rates.  A rise in interest rates generally causes the value of a bond to decrease, and vice versa.  There is the possibility that the value of a Fund’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise.  The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes.  Changes in interest rates may have a significant effect if a Fund then holds a significant portion of its assets in fixed income securities with long-term maturities.  This risk may be heightened in the current environment as interest rates are likely to experience increased volatility as a result of the conclusion of the US government’s quantitative easing program and the likelihood of a general rise in interest rates.

In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes.  When interest rates rise, not only can the value of fixed income securities drop, but the yield can also drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages.  In addition, when interest rates drop, the holdings of mortgage-backed securities by a Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the funds prepaid must be reinvested at the then lower prevailing rates.  This is known as prepayment risk.  When interest rates rise, the holdings of mortgage-backed securities by a Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated.  This is known as extension risk.

Maturity Risk.  Maturity risk is another factor that can affect the value of a Fund’s debt holdings.  In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates.  Conversely, the shorter the maturity, the lower the yield, but the greater the price stability.

Fixed Income ETFs.  Each Fund may invest in ETFs that track or otherwise replicate the performance of fixed income securities.  The risks associated with an investment of a Fund’s assets in fixed income ETFs include the risks associated with ETFs generally and the risks of investing in fixed income securities generally, each of which are set forth above.

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Money Market Instruments.  Each Fund may invest in money market instruments, including U.S. government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they are eligible for purchase by the Fund.  Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes (“Master Notes”).  Banker’s Acceptances are time drafts drawn on and “accepted” by a bank.  When a bank “accepts” such a time draft, it assumes liability for its payment.  When a Fund acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due.  The Banker’s Acceptance carries the full faith and credit of such bank.  A Certificate of Deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank.  Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower.  Maturities of Commercial Paper generally range from 2 to 270 days and are usually sold on a discounted basis rather than as an interest-bearing instrument.  Commercial Paper may include Master Notes of the same quality.  Master Notes are unsecured obligations that are redeemable upon demand of the holder and that permit the investment of fluctuating amounts at varying rates of interest.  Master Notes are acquired by a Fund only through the Master Note program of the Fund’s custodian bank, acting as administrator thereof.  The Adviser will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of each Master Note held by a Fund.

U.S. Government Securities.  Each Fund may invest a portion of its portfolio in U.S. government securities, defined to be:  (1) U.S. Treasury obligations, (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government, and (3) securities that are guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. U.S. government securities may be acquired subject to repurchase agreements.  While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g., Government National Mortgage Association), several are supported by the right of the issuer to borrow from the U.S. government (e.g., Federal National Mortgage Association, Federal Home Loan Mortgage Corporation), and still others are supported only by the credit of the issuer itself (e.g., Student Loan Marketing Association, Federal Farm Credit Bank).  No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law.  The guarantee of the U.S. government does not extend to the yield or value of a Fund’s shares.

Repurchase Agreements.  Each Fund may invest in repurchase agreements.  A repurchase agreement is a type of loan that is a short term investment in which the purchaser acquires ownership of a U.S. government security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser’s holding period.  In an effort to minimize risk, before entering into repurchase agreements, the Adviser will evaluate the financial status of the proposed counterparty by reviewing such proposed counterparty’s financial information (e.g., publicly available financial statements), and a Fund will generally only enter into repurchase agreements with counterparties that are established financial institutions.  Any repurchase transaction in which a Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement.  In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value.  There is no limit on the number of repurchase agreements into which a Fund may enter.

Reverse Repurchase Agreements.  A Fund may invest in reverse repurchase agreements, which are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price.  A reverse repurchase agreement may be viewed as a type of borrowing by a Fund.  Reverse repurchase agreements are subject to credit risks.  In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.  In addition to taxable reverse repurchase agreements, a Fund also may invest in municipal reverse repurchase agreements.

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Forward Commitment & When-Issued Securities.  Each Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price.  In such purchase transactions, a Fund may not accrue interest on the purchased security until the actual settlement.  Similarly, if a security is sold for a forward date, a Fund will accrue the interest until the settlement of the sale.  When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale.  As a result, the exposure to the counterparty of the purchase or sale is increased.  Although a Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, a Fund may sell such a security prior to the settlement date if the Adviser felt such action was appropriate.  In such a case, the Fund could incur a short-term gain or loss.

Derivative Instruments.  Each Fund may use a variety of derivative instruments (including both long and short positions) to implement the Fund’s investment strategy and seek to achieve the Fund’s investment objective.

Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indices and other assets.  Examples of derivatives and information about some types of derivatives and risks associated therewith follows.  The derivatives market is continually evolving and a Fund may invest in derivatives other than those described below.

The value of some derivative instruments in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of a Fund, the ability of a Fund to utilize these instruments successfully may depend in part upon their ability to forecast interest rates and other economic factors correctly.  If a Fund incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy, the Fund might have been in a better position if it had not entered into the transaction at all.  Also, suitable derivative transactions may not be available in all circumstances.  The use of derivative strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments.  While some strategies involving derivative instruments can reduce the risk of loss, they also can reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. A Fund’s use of derivatives may increase or accelerate the amount of ordinary income recognized by shareholders.

The Dodd-Frank Wall Street Reform and Consumer Protection Act, enacted in July 2010, provided for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Regulations could, among other things, restrict a Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), either of which could adversely affect a Fund derivative position or a Fund’s use of derivatives generally.

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Options on Securities and Indices.  Each Fund may, among other things, purchase and sell put and call options on equity, debt or other securities or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) System or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue from a dealer.  Among other reasons, a Fund may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase, pending its ability to invest in such securities in an orderly manner.

An option on a security (or index designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option.  The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security.  Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.

If a Fund writes a call (put) option on an underlying security it owns (is short), the option is sometimes referred to as a “covered option.”  When writing a covered option, a Fund is more protected than if the Fund writes an option on a security it does not hold.  If a Fund writes a call (put) option on an underlying security it does not own, the option is sometimes referred to as a “naked option.”  A Fund may write “naked” call options on individual securities or instruments in which it may invest but that are not currently held by the Fund.  When writing “naked” call options, a Fund must deposit and maintain sufficient margin with the broker-dealer through which it wrote the “naked” call option as collateral to ensure that it meets its obligations as the writer of the option.  A Fund is further subject to the segregation requirements described below when it writes “naked” call options.  Such segregation will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund’s exposure to loss.  During periods of declining securities prices or when prices are stable, writing “naked” call options can be a profitable strategy to increase a Fund’s income with minimal capital risk.  However, when the price of the security underlying the written option increases, a Fund is exposed to an increased risk of loss, because if the price of the security underlying the option exceeds the option’s exercise price, the Fund will lose the difference.  “Naked” written call options are riskier than covered call options because there is no underlying security held by a Fund that can act as a partial hedge.  “Naked” written call options have speculative characteristics, and the potential for loss is theoretically unlimited.  When a “naked” written call option is exercised, a Fund must purchase the underlying security to meet its delivery obligation or make a payment equal to the value of its obligation in order to close out the option.  There is also a risk, especially with less liquid preferred and debt securities or small capitalization securities, that the securities may not be available for purchase.

A naked put option is a position in which a buyer writes a put option and has no position in the underlying stock.  A naked put option may be used when a Fund expects the underlying stock to be trading above the strike price at the time of expiration.  A Fund will benefit from a naked put option if the underlying stock is trading above the strike price at the time of the expiration of the put option and expires worthless because the Fund will keep the entire premium.  A Fund could lose money if the price of the underlying stock is below the strike price because the put may be exercised against the Fund, causing the Fund to buy the stock at the strike price.

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If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.  If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.  Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration).  In addition, a Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option that is sold.  There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.  If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss.  The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

While, as mentioned above, a Fund may write naked call or put options, such options will nonetheless be deemed to be “covered” as such term is used in the context of Section 18 of the 1940 Act.  In the case of a call option on a security, a call option is covered for these purposes if the Fund segregates assets determined to be liquid by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) in an amount equal to the contract value of the position (minus any collateral deposited with a broker-dealer), on a mark-to-market basis.  The option is also covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser in accordance with procedures approved by the Board in such amount are segregated) upon conversion or exchange of other securities held by the Fund.  For a call option on an index, the option is covered if the Fund segregates assets determined to be liquid by the Adviser.  A call option is also covered if the Fund holds a call on the same index or security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is segregated by the Fund in assets determined to be liquid by the Adviser.  A put option on a security or an index is “covered” if the Fund segregates assets determined to be liquid by the Adviser in accordance with procedures approved by the Board equal to the exercise price.  A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is segregated by the Fund in assets determined to be liquid by the Adviser.

OTC Options.  Each Fund may also purchase and write over-the-counter (“OTC”) options.  OTC options differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.  A Fund may be required to treat as illiquid OTC options purchased and securities being used to cover certain written OTC options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment.  A Fund may also purchase and write dealer options.

Risks Associated with Options on Securities and Indices.  There are a number of risks associated with transactions in options on securities and indices.  For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result.  A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful because of market behavior or unexpected events.

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There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.  If a Fund were unable to close out an option that it had purchased on a security or index, it would have to exercise the option in order to realize any profit or the option may expire worthless.  If a Fund were unable to close out a call option that it had written on a security held in its portfolio, it would not be able to sell the underlying security unless the option expired without exercise.  As the writer of a call option on an individual security held in the Fund’s portfolio, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security or index position covering the call option above the sum of the premium and the exercise price of the call but has retained the risk of loss (net of premiums received) should the price of the underlying security or index position decline.  Similarly, as the writer of a call option on a securities index or ETF, the Fund forgoes the opportunity to profit from increases in the index or ETF over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the Fund’s portfolio securities decline.

The value of call options written by the Fund will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities and the remaining time to an option’s expiration.  The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid.  The writer of an option may not have control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The hours of trading for options may not conform to the hours during which the securities held by a Fund are traded.  To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets.  In addition, a Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which the options are traded.  An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose other sanctions that could adversely affect the Fund’s engaging in options transactions.

If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security or index remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option.  Also, where a put or call option on a particular security or index is purchased to hedge against price movements in a related security or index, the price of the put or call option may move more or less than the price of the related security or index.  Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.  Similarly, if restrictions on exercise were imposed, a Fund might be unable to exercise an option it has purchased.  Except to the extent that a call option on an index or ETF written by a Fund is covered by an option on the same index or ETF purchased by the Fund, movements in the index or ETF may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding (based, in part, on the extent of correlation (if any) between the performance of the index or ETF and the performance of the Fund’s portfolio securities).

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Option Combinations.  Each Fund may combine options transactions, which combinations may be in the form of option spreads or option collars.  Put spreads and collars are designed to protect against a decline in value of a security the Fund owns.  A collar involves the purchase of a put and the simultaneous writing of a call on the same security at a higher strike price.  The put protects the investor from a decline in the price of the security below the put’s strike price.  The call means that the investor will not benefit from increases in the price of the security beyond the call’s strike price.  In a put spread, an investor purchases a put and simultaneously writes a put on the same security at a lower strike price.  This combination protects the investor against a decline in the price down to the lower strike price.  The premium received for writing the call (in the case of a collar) or writing the put (in the case of a put spread) offsets, in whole or in part, the premium paid to purchase the put.

In a call spread, an investor purchases a call and simultaneously sells a call on the same security, with the call sold having a higher strike price than the call purchased.  The purchased call is designed to provide exposure to a potential increase in the value of a security an investor owns.  The premium received for writing the call offsets, in part, the premium paid to purchase the corresponding call, but it also means that the investor will not benefit from increases in the price of the security beyond the sold call’s strike price.

A Fund may write straddles (covered or uncovered) consisting of a combination of a call and a put written on the same underlying security.  A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations.  The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Illiquid Investments.  Each Fund may invest up to 15% of the value of its net assets in securities that are illiquid securities, provided such investments are consistent with the Fund’s investment objective.  Illiquid securities are securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, certain options traded in the over-the-counter market and securities used to cover such options.  Investment in illiquid securities subjects the Fund to the risk that the Fund will not be able to sell such securities when it is opportune to do so.

Restricted Securities.    Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (“1933 Act”) or an exemption from registration.   The Adviser, pursuant to policies approved by the Board, may determine that certain restricted securities are not illiquid.

Non-Diversification.  Each Fund is non-diversified and, therefore, may invest in a limited number of issuers. Investing in a limited number of issuers may cause a Fund to be more volatile and increase the risk of investing in the Fund.

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Cybersecurity Risks. Each Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause a Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Breaches in cybersecurity include, among other things, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other operational disruptions. Successful cybersecurity breaches of a Fund and/or the Adviser, distributor, custodian, transfer agent, or other third-party service providers may adversely impact the Fund and its shareholders. For instance, a successful cybersecurity breach may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its net asset value, cause the release of private personal shareholder information, impede trading, subject the Fund to regulatory fines or financial losses, and/or cause reputational damage. Each Fund relies on third party services providers for many of the day-to-day operations, and is therefore subject to the risk that the protections and protocols implemented by those service providers will be ineffective in protecting the Fund from cybersecurity breaches. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investments in such companies to lose value. There is no guarantee a Fund will be successful in protecting against cybersecurity breaches.

Operational Risks. An investment in each Fund involves operational risk arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. Any of these failures or errors could result in a loss or compromise of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While each Fund seeks to minimize such events through controls and oversight, there is no guarantee that the Fund will not suffer losses due to operational risk.

INVESTMENT LIMITATIONS

Fundamental Restrictions.  Each Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of its outstanding voting Shares.  A “majority” for this purpose means the lesser of (i) 67% of the Fund’s outstanding Shares represented in person or by proxy at a meeting at which more than 50% of its outstanding Shares are represented; or (ii) more than 50% of the Fund’s outstanding Shares.  Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities.

As a matter of fundamental policy, each Fund may not:

(1)

issue senior securities, except as permitted by the 1940 Act;

(2)

borrow money (including, without limitation, borrowing to meet redemptions), except to the extent permitted under the 1940 Act;

(3)

pledge, mortgage or hypothecate its assets subject to the qualifications discussed below;

(4)

act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

(5)

make loans, provided that the Fund may lend its portfolio securities in an amount up to 33⅓% of total Fund assets;

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(6)

purchase or sell real estate or interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities);

(7)

invest more than 25% of its total assets in any particular industry or group of industries; or

(8)

invest in commodities.

 Non-Fundamental Restrictions.  The following investment limitations are not fundamental and may be changed by the Board without shareholder approval.  As a matter of non-fundamental policy, each Fund may not:

 (1)

purchase securities on margin (but a Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(2)

make investments for the purpose of exercising control or management over a portfolio company;

(3)

invest in securities of other registered investment companies, except as permitted under the 1940 Act;

(4)

invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in the common stock of companies that invest in or sponsor such programs;

(5)

purchase warrants if as a result the Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants; or

(6)

invest more than 15% of its net assets in illiquid securities.

With respect to the fundamental and non-fundamental investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the treatment of the fundamental restrictions related to borrowing money and issuing senior securities are exceptions to this general rule.

With respect to the above fundamental investment restriction on borrowing money, the entry into options, forward contracts, futures contracts, including, without limitation, those relating to indices, and options on futures contracts or indices will not constitute borrowing.

With respect to the above fundamental investment restriction on pledging, mortgaging or hypothecating assets, any such activity to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with (i) writing put or call options, (ii) the purchase of securities on a when-issued or forward commitment basis, or (iii) collateral or initial or variation margin arrangements with respect to options, forward contracts, futures contracts (including, without limitation, those relating to indices), or options on futures contracts or indices will not be considered pledging, mortgaging or hypothecating assets.

With respect to the above fundamental investment restriction on making loans, investment in U.S. government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances and repurchase agreements will not be deemed to be the making of a loan.

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With respect to the above fundamental investment restriction regarding concentration, (i) securities of the U.S. government (including its agencies and instrumentalities), tax-exempt securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry (although the Fund will consider a registered investment company’s underlying securities in applying its concentration policy), (ii) if the Fund invests in a revenue bond tied to a particular industry, the Fund will consider such investment to be issued by a member of the industry to which the revenue bond is tied, and (iii) in the case of loan participations where the Fund is not in a direct debtor/creditor relationship with the borrower, both the financial intermediary and the ultimate borrower are considered issuers.

With respect to the above fundamental investment restriction on investments in commodities, the purchase or sale by the Fund of options, forward contracts, futures contracts (including, without limitation, those relating to indices), options on futures contracts or indices or interests in equity securities issued by companies (including, without limitation, investment companies) that hold or invest in one or more commodities as their sole or principal business activity will not be considered an investment in commodities.

With respect to the above non-fundamental investment restriction on purchasing securities on margin, short sales of securities and futures trades, forward contracts or similar trades requiring margin deposits or other use of a margin account will not be considered purchasing securities on margin.

The 1940 Act allows the Fund to borrow from any bank (including, without limitation, pledging, mortgaging or hypothecating assets) in an amount up to 33⅓% of its total assets and the Fund will, to the extent necessary, reduce its existing borrowings (within three days, excluding Sundays and holidays) to comply with the provisions of the 1940 Act.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

Subject to the general supervision of the Board, the Adviser manages the operations of each Fund.  The Adviser provides these services in accordance with the terms of each Fund’s Investment Advisory Agreement with the Adviser (each, an “Advisory Agreement”), which is described in detail under “Management and Administration – Investment Adviser.”  Subject to the general supervision of the Board, the Adviser is responsible for, making decisions with respect to, and placing orders for all purchases and sales of portfolio securities for each Fund.  The Adviser shall manage each Fund’s portfolio in accordance with the terms of the Advisory Agreement, which is described in detail under “Management and Administration.”  The Adviser may serve as an investment adviser for a number of client accounts, including the Funds.  Investment decisions for each Fund will be made independently from those made for any other investment companies and accounts advised or managed by the Adviser, if any.

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Brokerage Selection.  In selecting brokers to be used in portfolio transactions, the Adviser’s general guiding principal is to obtain the best overall execution for each trade, which is a combination of price and execution.  With respect to execution, the Adviser considers a number of judgmental factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Adviser’s past experience with similar trades and other factors that may be unique to a particular order.  Recognizing the value of these judgmental factors, the Adviser may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade.  The Adviser may not give consideration to sales of shares of a Fund as a factor in selecting brokers to execute portfolio transactions.  The Adviser may, however, place portfolio transactions with brokers that promote or sell a Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Board that are designed to ensure that the selection is based on the quality of the broker’s execution and not on the broker’s sales efforts.

Under Section 28(c) of the Securities Exchange Act of 1934 and the Advisory Agreement, the Adviser is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker.  The research received by the Adviser may include, without limitation:  information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Adviser to determine and track investment results; and trading systems that allow the Adviser to interface electronically with brokerage firms, custodians and other providers.  Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases.  In some instances, research products or services received by the Adviser may also be used by the Adviser for functions that are not research related (i.e., not related to the making of investment decisions).  Where a research product or service has a mixed use, the Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to the Adviser for its analysis and consideration the views and information of individuals and research staffs of other securities firms.  These services may be useful to the Adviser in connection with advisory clients other than the Funds and not all such services may be useful to the Adviser in connection with the Funds.  Although such information may be a useful supplement to the Adviser’s own investment information in rendering services to the Funds, the value of such research and services is not expected to reduce materially the expenses of the Adviser in the performance of its services under the Advisory Agreements and will not reduce the management fees payable to the Adviser.

The Fund may invest in securities traded in the over-the-counter market.  Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions.  Each Fund, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and/or execution are available elsewhere.

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Aggregated Trades.  While investment decisions for each Fund are made independently of the Adviser’s other client accounts, the Adviser’s other client accounts may invest in the same securities as a Fund.  To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other accounts managed by the Adviser in executing transactions.  When a purchase or sale of the same security is made at substantially the same time on behalf of the Funds and other accounts, the Adviser may allocate prices and transaction costs pro rata among the Funds and such other accounts, and the Adviser may allocate available securities in a manner that the Adviser believes to be equitable to the Funds and such other accounts.  In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund.

Portfolio Turnover.  The annualized portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period.  The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover of a Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable a Fund to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making a Fund’s decisions, and a Fund may engage in short-term trading to achieve its investment objectives.

PORTFOLIO HOLDINGS DISCLOSURE

The Board of the Trust has adopted policies to govern the circumstances under which disclosure regarding securities held by the Funds, and disclosure of purchases and sales of such securities, may be made to shareholders of the Trust or other persons.  These policies include the following:

•

Public disclosure regarding the securities held by a Fund (“Portfolio Securities”) is made available for the most recent quarter-end period and only after at least a 30 calendar day delay from the end of such quarter.

•

Public disclosure regarding a Fund’s Portfolio Securities is made quarterly through the Fund’s Form N-Q and Semi-Annual and Annual Reports (“Official Reports”).

•

Each Fund will publish a schedule of its portfolio holdings as of the most recent calendar-month end on the Fund’s website at www.oldenlane.com generally within 10 business days after the end of the calendar month. This information will remain on the website until new information for the next month is posted.

•

Information regarding Portfolio Securities, and other information regarding the investment activities of a Fund, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Trust or the Fund, but only if such disclosure has been publicly disclosed or approved in writing by the Chief Compliance Officer of the Trust (the “CCO”).  The CCO will not approve arrangements prior to public disclosure unless persons receiving the information provide assurances that the information will not be used for inappropriate trading in a Fund’s shares.

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•

The Trust’s policy relating to disclosure of the Trust’s holdings of Portfolio Securities does not prohibit:  (i) disclosure of information to a Fund’s investment adviser or to other Trust service providers, including but not limited to the Trust’s administrator, distributor, custodian, legal counsel and auditors as identified in the Funds’ Prospectus and SAI, financial printers or to the brokers and dealers through which the Trust purchases and sells Portfolio Securities; and (ii) disclosure of holdings of or transactions in Portfolio Securities by a Fund that are made on the same basis to all the Fund’s shareholders.  This information is disclosed to third parties under conditions of confidentiality that include a duty not to trade on non-public information.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships), and (iv) understandings or expectations between the parties that the information will be kept confidential.  Notwithstanding the foregoing, each Fund is subject to the risk that one or more third parties subject to conditions of confidentiality, particularly those third parties not bound by confidentiality clauses in written agreements, will front-run the Fund.

•

The CCO is required to approve any arrangements other than disclosure to service providers under which information relating to Portfolio Securities held by a Fund, or purchased or sold by a Fund, are disclosed to a shareholder or other person before disclosure in the Official Reports.  In making such a determination, the CCO may consider, among other things, the information to be disclosed, the timing of the disclosure, the intended use of the information, whether the arrangement is reasonably necessary to aid in conducting the ongoing business of the Fund, and whether the arrangement will adversely affect the Trust, the Fund or its shareholders.  The CCO will not approve such arrangements unless persons receiving the information provide assurances that the information will not be used for inappropriate trading in a Fund’s shares.

•

The CCO shall inform the Board of any special portfolio holdings disclosure arrangements that are approved by the CCO, and the rationale supporting approval.

•

No person (including the Adviser and the Trust (or any affiliated person, employee, officer, trustee or director of the Adviser or the Trust)), for themselves or on behalf of a Fund, may receive any direct or indirect compensation or other consideration in exchange for the disclosure of information relating to Portfolio Securities held, purchased or sold by the Fund.

DESCRIPTION OF THE TRUST

The Trust was organized on October 3, 2016, as a Delaware statutory trust.  The Trust’s Declaration of Trust (“Trust Instrument”) authorizes the members of the Board (the “Trustees”) to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series.  The Trust currently offers three series of shares, the Funds, each of which is offering a single class of shares.  The number of shares in the Trust shall be unlimited.  The Trustees may classify and reclassify the shares of a Fund into classes of shares at a future date.  When issued for payment as described in the Prospectus and this SAI, shares of a Fund will be fully paid and non-assessable and shall have no preemptive or conversion rights.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Funds, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series.  Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder.  If there are any assets, income, earnings, proceeds, funds or payments that are not readily identifiable as belonging to any particular series, the Board shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

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Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held.  Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees.  Rights of shareholders cannot be modified by less than a majority vote.

The Trustees will hold office indefinitely, except that:  (1) any member of the Board may resign or retire and (2) any member of the Board may be removed:  (a) any time by written instrument signed by at least two-thirds of the Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust.  In case a vacancy or an anticipated vacancy on the Board shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.  It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust.  With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

The Trust will not hold an annual shareholders’ meeting unless required by law.  There will normally be no annual meeting of shareholders in any year in which the election of Trustees by shareholders is not required by the 1940 Act.  As set forth in the Trust’s By-Laws, shareholders of the Trust have the right, under certain conditions, to call a special meeting of shareholders, including a meeting to consider removing a member of the Board.

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS

The Trustees are responsible for the management and supervision of the Funds.  The Trustees approve all significant agreements between the Trust, on behalf of each Fund, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds.  This section of the SAI provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Funds.

Trustees and Officers.  Following are the Trustees and Officers of the Trust, their ages and addresses, their present positions with the Trust or the Funds, and their principal occupations during the past five years.  Those Trustees who are “interested persons” (as defined in the 1940 Act), by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table.

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships During Past 5 Years
Independent Trustees

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Interested Trustee*
Three
Officers
Peter Marquardt 200 Forrestal Ave, Suite 3B Princeton, NJ 08540 Year of Birth: 1959	Chief Compliance Officer	Since 2016	Chief Compliance Officer, Olden Lane Advisors LLC and Olden Lance Securities LLC (since 2015); Partner and Chief Operating Officer of Leo Group LLC (since May 2014)	Three	n/a/

* The Interested Trustee is an Interested Trustee because he is an employee of the Adviser.

Board Structure

The Trust’s Board includes [two] independent Trustees and one interested Trustee, __________, who is Chairman of the Board of Trustees.  The Board has not appointed an independent Trustee to serve as lead independent Trustee.  The Board believes that this is an appropriate structure for the Funds because, among other things, the Board’s current size permits Trust management to communicate with each independent Trustee as and when needed, and permit each independent Trustee to be involved in each committee of the Board (each a “Committee”) as well as each Board function.  The Board may consider appointing an independent Chairman or a lead independent Trustee in the future, particularly if the Board’s size or the Trust’s complexity materially increases.

With respect to risk oversight, the Board holds four regular meetings each year to consider and address matters involving the Trust and the Funds.  During these meetings, the Board receives reports from the Funds’ administrator, transfer agent and distributor, and Trust management, including the Trust’s President, __________, and the Trust’s Chief Compliance Officer, Peter Marquardt, on regular quarterly items and, where appropriate and as needed, on specific issues.  As part of its oversight function, the Board also may hold special meetings or communicate directly with the Trust’s officers to address matters arising between regular meetings.  The Board has established a committee structure that includes an Audit Committee, Nominating Committee and a Proxy Voting Committee (discussed in more detail below).  Each Committee is comprised entirely of independent Trustees.

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Qualification of Trustees

The Board has considered each Trustee’s experience, qualifications, attributes and skills in light of the Board’s function and the Trust’s business and structure, and has determined that each Trustee possesses experience, qualifications, attributes and skills that enable the Trustee to be an effective member of the Board.  In this regard, the Board has considered the following specific experience, qualifications, attributes and/or skills for each Trustee:

The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust.  References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Trustee Standing Committees.  The Trustees have established the following standing committees:

Audit Committee:  All of the Independent Trustees are members of the Audit Committee.  The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent auditors on behalf of all the Trustees.  The Audit Committee also serves as the Trust’s qualified legal compliance committee.  The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.

Nominating Committee:  All of the Independent Trustees are members of the Nominating Committee.  The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at a meeting of the shareholders of the Trust.  The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.  The Nominating Committee meets only as necessary.

Proxy Voting Committee:  All of the Independent Trustees are members of the Proxy Voting Committee.  The Proxy Voting Committee will determine how a Fund should cast its vote, if called upon by the Board or the Adviser, when a matter with respect to which a Fund is entitled to vote presents a recognized conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Fund’s Adviser, principal underwriter or an affiliated person of the Fund, its investment adviser, or principal underwriter, on the other hand.  The Proxy Voting Committee will also review the Trust’s Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable.

Beneficial Equity Ownership Information.  Because the Funds have not yet commenced operations, no shares of the Funds are beneficially owned by any Trustee as of the date of this SAI.

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Compensation.  Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” receives a fee of $2,000 each year plus $200 per Fund per meeting attended.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees*
Independent Trustees

Control Persons and Principal Holders of Voting Securities.  A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control. As of the date of this SAI, the Funds have not commenced operations and therefore have no shares outstanding.

MANAGEMENT AND ADMINISTRATION

Investment Adviser.  Olden Lane Advisors LLC, a Delaware limited liability company, is the investment adviser to the Fund.  The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser is newly created. Therefore, there are no assets to report as of the date of this Prospectus.  The Adviser is wholly owned by Olden Lane LLC which, in turn, is owned by Oses Savoir LLC and Leogroup Partners Investment Fund, LLC.

The Adviser supervises each Fund’s investments pursuant to an investment advisory agreement with the Trust.  The Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.

The Adviser manages the operations of each Fund and manages each Fund’s investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees.

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Under each Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties; or from its reckless disregard of its duties and obligations under the Advisory Agreement.

The Adviser will receive a monthly management fee equal to an annual rate of __% of each Fund’s net assets.  In addition, the Adviser and the Trust have entered into an Expense Limitation Agreement with respect to each Fund under which the Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund during the Fund Term to ensure that the Fund’s total annual operating expenses (exclusive of borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions, extraordinary expenses (such as litigation), Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) do not exceed, on an annual basis, [__]% of each Fund’s average daily net assets; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by the Adviser, within 36 months after the such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment.  This agreement cannot be terminated without the consent of the Board of Trustees on 60 days’ written notice to the Adviser. As a result, each Fund’s “Total Annual Fund Operating Expenses” (exclusive of borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions, extraordinary expenses (such as litigation), Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) will be limited to [___]%, as indicated in the Prospectus.

In addition to the management fee described above, the Adviser may also receive certain benefits from its management of the Funds in the form of brokerage or research services received from brokers under arrangements under Section 28(e) of the 1934 Act and the terms of the Advisory Agreement.  For a description of these potential benefits, see the description under “Portfolio Transactions and Brokerage Allocation – Brokerage Selection.”

Portfolio Manager.  The Adviser employs an Investment Committee whose members are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio.  The Investment Committee is comprised of the following members:

Name	Title with the Adviser	Length of Service to the Fund
Michel S. Serieyssol	Founding Partner	Since January 2017
Michael H. Kochmann	Founding Partner	Since January 2017
Michael C. Macchiarola	Partner	Since January 2017
Daniel Prezioso	Partner	Since January 2017

This section supplements the information provided in the Prospectus under the heading “Management - Portfolio Managers,” and includes information about other accounts managed, the dollar range of Fund shares owned, and compensation of the Adviser’s risk investment committee.

Ownership of Fund Shares.  As of the date of this SAI, the Funds have not yet commenced operations; therefore, none of the members of the Adviser’s investment committee owns shares in any Fund.

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Other Accounts.  As of the date of this SAI, other than the Funds, no member of the Adviser’s investment committee is responsible for the day-to-day management of any other accounts.

Conflicts of Interests. In the future, the Adviser’s management of “other accounts” may give rise to potential conflicts of interest in connection with the Adviser’s management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts may include private funds and other managed accounts (collectively, the “Other Accounts”).  Certain of the Other Accounts may have an investment objective or strategies that may be similar to the investment objective or strategies of a Fund, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by a Fund.  While the Adviser’s management of other accounts may give rise to the following potential conflicts of interest, the Adviser does not believe that the conflicts, if any, will be material or, to the extent any such conflicts are material, the Adviser believes that they have designed policies and procedures that are designed to manage those conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades:  A potential conflict of interest may arise as a result of the Adviser’s day-to-day management of the Funds.  The Adviser knows or has access to information regarding the size and timing of trades for the Funds, and may be able to predict the market impact of trades for the Funds.  It is theoretically possible that the Adviser could use this information to the possible detriment of the Funds.

Investment Opportunities:  The Adviser intends to provide investment supervisory services for a number of accounts that have varying investment guidelines.  The Adviser works across different investment products.  Differences in the compensation structures of the Adviser’s accounts may give rise to a conflict of interest by creating an incentive for the Adviser to allocate the investment opportunities it believes might be the most profitable to the client accounts where it might benefit the most from the investment gains.

Compensation.  The members of the investment committee are each paid a fixed salary by the Adviser.  In addition, each respective member of the investment committee is also compensated through their indirect ownership interests in the Adviser, which entitle them to a share of the Adviser’s profits.  Since the Adviser’s profits are expected to increase as the assets of the Funds increase, the members of the Adviser’s investment committee are expected to receive increased compensation as assets of the Funds increase.

Administrator, Accounting Services Agent and Transfer Agent:  Pursuant to an Accounting Services Agreement and Transfer Agent Agreement, __________, serves as the Funds’ administrator, accounting agent, pricing agent and transfer agent.

Pursuant to the Accounting Services Agreement, the Administrator and Transfer Agent provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services.  Pursuant to the Transfer Agent Agreement, the Administrator and Transfer Agent maintains the records of the shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.

Under the Accounting Services Agreement and the Transfer Agent Agreement, the Administrator and Transfer Agent receives from the Trust an annual minimum fee that increases based on the average value of the Funds and a fee based upon each shareholder account.

Sub-Administrator:  Pursuant to an Additional Services Agreement, ________, serves as the Funds’ sub-administrator.

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Pursuant to the Additional Services Agreement, Empirical performs the following services:  (1) preparing quarterly asset and income diversification testing; (2) attending all regular and special board meetings of the Trust; and (3) preparing and distributing the board books for such meetings.

Under the Additional Services Agreement, Empirical receives from the Trust a monthly fee of _______.  Empirical is also reimbursed by the Trust for certain out-of-pocket expenses.

Distributor.  __________ (the “Distributor”), with principal offices at __________,  acts as the distributor, or principal underwriter, of the Funds’ shares pursuant to a Distribution Agreement with the Trust.  Shares are sold on by Distributor as agent of each Fund during the initial offering period of the Fund, and Distributor has agreed to use its best efforts to solicit orders for the sale of Fund shares, although it is not obliged to sell any particular amount of shares.

Custodian.  _____________ (the “Custodian”), with principal offices at _____________, serves as custodian for the Funds’ assets.  The Custodian acts as the depository for the Funds, safe-keeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Funds’ request and maintains records in connection with its duties as Custodian.  For its services as Custodian, the Custodian is entitled to receive an annual fee based on the average net assets of the Funds held by the Custodian plus additional out of pocket and transaction expenses incurred by the Funds.

Independent Registered Public Accounting Firm.  The Trustees have selected the firm of _____________, with principal offices at _____________, to serve as independent registered public accountants for the Funds for the current fiscal year and to audit the annual financial statements of the Funds, prepare the Funds’ federal, state and excise tax returns, and consult with the Funds on matters of accounting and federal and state income taxation.

Independent registered public accountants will audit the financial statements of the Funds at least once each year.  Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account.  A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

Legal Counsel.  Kilpatrick Townsend & Stockton LLP, 1001 West 4th Street, Winston-Salem, North Carolina, 27101, serves as legal counsel to the Trust and the Funds.

CODE OF ETHICS

The Trust and the Adviser each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust and the Adviser from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code).  The code permits employees and officers of the Trust and the Adviser to invest in securities, subject to certain restrictions and pre-approval requirements.  In addition, the code requires that each portfolio manager report his personal securities transactions and holdings, which reports are reviewed for compliance with the code of ethics.

PROXY VOTING POLICIES

The Trust has adopted a proxy voting and disclosure policy that delegates to the Adviser the authority to vote proxies for the Funds, subject to oversight of the Trustees.  Copies of the Trust’s Proxy Voting and Disclosure Policy and the Adviser’s Proxy Voting Policy and Procedures are included as Appendix B to this SAI.

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Each year the Trust is required to file Form N-PX stating how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, within 60 days after the end of such period.  Information regarding how the Funds voted proxies as set forth in its most recent filing of Form N-PX will be available (1) without charge, upon request, by calling the Trust at __________; and (2) on the SEC’s website at http://www.sec.gov.

PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES

Purchases.  Reference is made to “Purchasing Shares” in the Prospectus for more information concerning how to purchase shares.  Specifically, potential investors should refer to the Prospectus for information regarding purchasing shares by mail or bank wire, and for information regarding telephone orders.  The following information supplements the information regarding purchases in the Prospectus:

Pricing of Orders.  Shares of each Fund will be offered only during the initial offering period described in the Fund’s prospectus.  The purchase price of shares of a Fund is based on the net asset value next determined after the order is received, subject to the order being accepted by the Fund in good form.  Net asset value is normally determined at 4:00 p.m. Eastern time, as described under “Net Asset Value” below.

Regular Accounts.  When an investor makes an initial investment in a Fund, a shareholder account is opened in accordance with the investor’s registration instructions.  Each time there is a transaction in a shareholder account, such as a subsequent investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.

Purchases In-Kind.  A Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund.  The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Adviser may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods as described in “Shareholder Information- Determining the Fund’s Net Asset Value” in the Prospectus.

Share Certificates.  Each Fund does not issue stock certificates.  Evidence of ownership of shares is provided through entry in a Fund’s share registry.  Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Redemptions.  Reference is made to “Redeeming Your Shares” in the Prospectus for more information concerning how to redeem shares.  Specifically, investors wishing to redeem shares in a Fund should refer to the Prospectus for information regarding redeeming shares by mail, telephone/fax or bank wire.  The Prospectus also describes each Fund’s policies regarding accounts that fall below the Fund’s required minimums, redemptions in-kind, signature guarantees and other information about the Funds’ redemption policies.  The following information supplements the information regarding share redemptions in the Prospectus:

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Suspension of Redemption Privileges and Postponement of Payment.  A Fund may suspend redemption privileges or postpone the date of payment (1) during any period that the NYSE is closed for trading at times other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (3) for such other periods as the SEC may permit.  A Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.  Any redemption may be more or less than the shareholder’s cost depending on the market value of the securities held by the Fund.  No charge is made by a Fund for redemptions other than the possible reimbursement of fees charged to the Fund by the Custodian for wiring redemption proceeds.

Involuntary Redemptions.  In addition to the situations described in the Prospectus under “Redeeming Your Shares,” each Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder applicable to the Fund’s shares.

Additional Information.  Following is additional information regarding certain services and features related to purchases, redemptions and distribution of the Fund’s shares.  Investors who have questions about any of this information should call the Funds at __________.

Transfer of Registration.  To transfer shares to another owner, send a written request to the applicable Fund at __________ Fund, c/o _________.  Your request should include the following:  (1) the Fund’s name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading “Redeeming Your Shares - Signature Guarantees”); and (5) any additional documents that are required for transfer by corporations, administrators, executors, trustees, guardians, etc.  If you have any questions about transferring shares, please call or write.

Mailing Shareholder Communications.  Accounts having the same mailing address may consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other literature regarding a Fund.

Additional Information About Redemptions.  Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem involuntarily any account having a balance of less than $1,000 (due to redemptions or transfers, and not due to market action) upon 30-days’ prior written notice.  If the shareholder brings his account balance up to the applicable minimum for the share class during the notice period, the account will not be redeemed.  However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares.  Redemptions from retirement plans may be subject to federal income tax withholding.

The Funds do not intend, under normal circumstances, to redeem securities by payment in-kind.  It is possible, however, that conditions may arise in the future that would, in the opinion of the Trustees, make it undesirable for a Fund to pay for all redemptions in cash.  In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share.  Shareholders receiving them would bear market risk until the securities are sold and would incur brokerage costs when these securities are sold.

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NET ASSET VALUE

The net asset value and net asset value per share of each Fund normally is determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday), except on business holidays when the NYSE is closed for trading.  The NYSE recognizes the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day.  Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of a Fund will not be calculated.

The net asset value per share of each Fund is calculated separately by adding the value of securities and other assets of the Fund, subtracting the liabilities of the Fund, and dividing the result by the number of outstanding shares.  “Assets belonging to” a Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income; realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments; any funds or payments derived from any reinvestment of such proceeds; and a portion of any general assets of the Trust not belonging to any other series of the Trust.  Assets belonging to a Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust’s series at the time of allocation or in accordance with other allocation methods approved by the Trustees.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.  Values are determined according to accepted accounting practices and all laws and regulations that apply.  Using methods approved by the Trustees, the assets of the Funds are valued as follows:

•

Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

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Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.

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Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

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Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

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Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees.  Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

•

Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair value of such securities.

The Trust will employ fair value processes and procedures when fair value pricing is required for a particular security.  A description of these processes and procedures is included in the Prospectus and is incorporated herein by reference.

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ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each Fund, as well as any future series of the Trust, is treated as a separate corporate entity under the Internal Revenue Code of 1986 (the “Code”), and intends to qualify or remain qualified as a regulated investment company under Subchapter M of the Code. In order to so qualify, a Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of a Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the Fund’s business of investing in such stock, securities or currencies (the “source of income test”). Any income derived by a Fund from a non-publicly traded partnership or trust is treated as derived with respect to the Fund’s business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

A Fund will not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year (the “asset diversification test”). In general, at least 50% of the value of a Fund’s total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the Fund’s total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Funds intend to satisfy all requirements of the asset diversification tests and source of income test on an ongoing basis for continued qualification as a regulated investment company.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), there is a remedy for failure to satisfy the asset diversification tests, if the failure was due to reasonable cause and not willful neglect, subject to certain divestiture and procedural requirements and the payment of a tax. The Modernization Act also sets forth a remedy for a de minimis failure of the asset diversification tests, which would require corrective action but no tax. In addition, the Modernization Act allows for the remedy of a failure of the source-of-income test, if the failure was due to reasonable cause and not willful neglect, subject to certain procedural requirements and the payment of a tax.

Under current tax law, qualifying corporate dividends are taxable at long-term capital gains tax rates. The long-term capital gains rate for individual taxpayers is currently at a maximum rate of 20%, with lower rates potentially applicable to taxpayers depending on their income levels. For 2016, individual taxpayers with taxable incomes above $415,050 ($466,950 for married taxpayers filing jointly and $441,000 for heads of households) are subject to a 20% rate of tax on long-term capital gains and qualified dividends. Taxpayers that are not in the highest tax bracket and are subject to the 25% (or greater) tax bracket on their ordinary income and whose taxable income is less than the above-mentioned thresholds will continue to be subject to a maximum 15% rate of tax on long-term capital gains and qualified dividends.  For taxpayers whose ordinary income is generally taxed at less than the 25% rate, the long-term capital gains rate, and rate on qualified dividends will be 0%. These rates may change over time.

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Taxable dividends paid by a Fund to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by a Fund as qualifying for the DRD.

If a Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether the dividend was received in cash or reinvested in additional Fund shares. All taxable dividends paid by the Funds other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Funds engage in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

The Health Care and Education Reconciliation Act of 2010 requires certain individuals, estates and trusts to pay a 3.8% Medicare surtax on “net investment income” including, among other things, dividends and proceeds of sale in respect of securities like the shares, subject to certain exceptions. Prospective investors should consult with their own tax advisors regarding the effect, if any, of the Health Care and Education Reconciliation Act of 2010 on their ownership and disposition of the shares.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

Each Fund will designate: (i) any distribution that constitutes a  qualified dividend as qualified dividend income; (ii) any distribution of tax-exempt interest as an exempt-interest dividend; (iii) any distribution of long-term capital gains as a capital gains dividend; and (iv) any dividend eligible for the corporate dividends received deduction as such in a written notice provided to shareholders after the close of the Funds’ taxable year.

Shareholders should note that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as a long-term capital loss to the extent of the capital gains dividends received with respect to the shares. If a Fund declares a dividend in October, November, or December, but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Investments by a Fund in certain options, futures contracts and options on futures contracts are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses (“60/40”). Section 1256 contracts held by the Fund at the end of each taxable year are treated for federal income tax purposes as being sold on such date for their fair market value. When the section 1256 contract is subsequently disposed of, the actual gain or loss will be adjusted by the amount of any year-end gain or loss previously recognized. The use of section 1256 contracts may force the Fund to distribute to shareholders gains that have not yet been realized in order to avoid federal income tax liability.

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A Fund’s positions in index options that do not qualify as “section 1256 contracts”" under the Code generally will be treated as equity options governed by Code section 1234. Pursuant to Code section 1234, if a written option expires unexercised, the premium received is a short-term capital gain to the Fund. If the Fund enters into a closing transaction with respect to a written option, the difference between the premium received and the amount paid to close out its position is a short-term capital gain or loss. If an option written by the Fund that is not a “section 1256 contract” is cash settled, any resulting gain or loss will be short-term. For an option purchased by the Fund that is not a “section 1256 contract” any gain or loss resulting from the sale of the option will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long term, depending upon the holding period for the option. If a put option written by the Fund is exercised and physically settled, the premium received is treated as a reduction in the amount paid to acquire the underlying securities, increasing the gain or decreasing the loss to be realized by the Fund upon the sale of the securities. If a call option written by the Fund is exercised and physically settled, the premium received is included in the sale proceeds, increasing the gain or decreasing the loss realized by the Fund at the time of option exercise.

Foreign currency gains or losses on non-U.S. dollar denominated bonds and other similar debt instruments and on any non-U.S. dollar denominated futures contracts, options and forward contracts that are not section 1256 contracts generally will be treated as ordinary income or loss.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gains net income (excess of realized capital gains over realized capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gains net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders to the extent of the Fund’s current and accumulated earnings and profits, and would be eligible for the DRD for corporations, provided in each case that certain holding period and other requirements are met.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period of Fund shares. An exchange of shares is generally treated as a sale and any gain may be subject to tax.

A Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be utilized indefinitely to offset net realized capital gains, if any, prior to distributing such gains to shareholders. These capital loss carryforwards and post-October losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

29

A Fund may be subject to a tax on dividend or interest income received from securities of a non-U.S. issuer withheld by a foreign country at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested within various countries is not known. If more than 50% of the value of the Fund’s total assets at the close of a taxable year consists of stocks or securities of foreign companies, the Fund may elect to pass through to its shareholders the foreign income taxes paid by the Fund, provided that certain holding period requirements are met. In such case, the shareholders would be treated as receiving, in addition to the distributions actually received, their proportionate share of foreign income taxes paid by the Fund, and will be treated as having paid such foreign taxes. Shareholders generally will be entitled to deduct or, subject to certain limitations, claim a foreign tax credit with respect to such foreign income taxes. A foreign tax credit will be allowed for shareholders who hold shares of the Fund, and the Fund must hold shares in the dividend or interest paying corporation, for at least 16 days during the 31-day period beginning on the date that is 15 days before the ex-dividend date. Furthermore, in determining the holding period for this purpose, any period during which the recipient’s risk of loss is offset by means of options, short sales or similar instruments is not included. Additionally, a shareholder would not benefit to the extent it or the Fund is obligated (e.g., pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property). Shareholders who have been passed through foreign tax credits of no more than $300 ($600 in the case of married couples filing jointly) during a tax year may be able to claim the foreign tax credit for these amounts directly on their federal income tax returns without having to file a separate Form 1116.

The Funds will be required in certain cases to withhold and remit to the U.S. Treasury a percentage (currently 28%) of taxable dividends or gross proceeds realized upon a sale to shareholders who: (i) have failed to provide a correct tax identification number in the manner required, (ii) are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, (iii) have failed to certify to the Funds that they are not subject to backup withholding when required to do so, or (iv) are “exempt recipients.”

Depending upon the extent of the Funds’ activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Funds and their shareholders under such laws may differ from their treatment under federal income tax laws.

In general, the Funds accept only U.S. shareholders. However, dividends paid by the Funds to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Funds certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Funds certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Funds may elect not to withhold the applicable withholding tax on any distribution representing a capital gains dividend to a non-U.S. shareholder.

The Funds will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income and distributions of capital gains will be taxable to shareholders, whether received in cash or reinvested in Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder’s cost and thus, in effect, result in a return of a part of the shareholder’s investment.

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Under Code sections 1471 through 1474 to the Code, also known as the “Foreign Account Tax Compliance Act of 2009” or “FATCA,” foreign financial institutions (which include hedge funds, private equity funds, mutual funds, securitization vehicles and other investment vehicles regardless of their size) and other foreign entities must comply with new information reporting rules with respect to their U.S. account holders and investors or be subject to a  withholding tax on U.S. source payments made to them. A foreign financial institution or other foreign entity that does not comply with the FATCA reporting requirements is subject to a 30% withholding tax with respect to any “withholdable payments” made after December 31, 2012, other than such payments that are made on “obligations” that were outstanding on March 18, 2012. For this purpose, withholdable payments are U.S. source payments otherwise subject to nonresident withholding tax and also include the entire gross proceeds from the sale of any equity or debt instruments of U.S. issuers. The FATCA withholding tax applies regardless of whether the payment is otherwise exempt from U.S. nonresident withholding tax (e.g., under the portfolio interest exemption or as capital gain). Treasury has issued Regulations implementing the FATCA withholding regime under the existing nonresident withholding tax rules. The FATCA provisions also impose information reporting requirements and increased penalties for U.S. persons. FATCA withholding does not apply to withholdable payments made directly to foreign governments, international organizations, foreign central banks or issuers and individuals.

As noted above, the FATCA withholding and information reporting requirements generally apply to withholdable payments made after December 31, 2012. Prospective investors should consult with their own tax advisors regarding the application of these provisions to their situation.

ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of a Fund may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders.  The “average annual total return” of a Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in the Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund’s contracts.  When considering “average annual total return” figures for periods longer than one year, it is important to note that a Fund’s annual total return for any given year might have been greater or less than its average for the entire period.  “Cumulative total return” represents the total change in value of an investment in a Fund for a specified period (again reflecting changes in the Fund’s share prices and assuming reinvestment of the Fund’s distributions).

The following is a brief description of how performance is calculated.  Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one year, five years and ten years or since inception (as applicable).  These are the average annual total rates of return that would equate the initial amount invested to the ending redeemable value.

The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

P(1+T)n = ERV

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Where

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV = Ending Redeemable Value of a hypothetical initial payment of $1,000

The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

P(1+T)n = ATVD

Where

P = a hypothetical initial payment of $1,000

T = average annual total return (after taxes on distributions)

n = number of years

ATVD =

Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on Fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of the Fund’s shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

P(1+T)n = ATVDR

Where

P = a hypothetical initial payment of $1,000

T = average annual total return (after taxes on distributions and redemptions)

n = number of years

ATVDR =

Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on the Fund’s distributions and redemption

The calculation of average annual total return and aggregate total return assume an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period.  The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.  These performance quotations should not be considered as representative of the Fund’s future performance.

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A Fund’s performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance.  A Fund may also measure performance against the applicable indices.  Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals.  A Fund may also occasionally cite statistics to reflect its volatility and risk.  A Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies.  The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment.  Of course, there can be no assurance that a Fund will experience the same results.  Performance comparisons may be useful to investors who wish to compare a Fund’s past performance to that of other mutual funds and investment products.  Past performance is not a guarantee of future results.

Each Fund’s performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily.  Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications.  Investors may use such indices in addition to the Prospectus to obtain a more complete view of a Fund’s performance before investing.  When comparing a Fund’s performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons.  When comparing a Fund’s performance to other investment options, investors should take into consideration any relevant differences between the applicable fund and comparative funds, such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price.  Advertisements and other sales literature for a Fund may quote total returns that are calculated on non-standardized base periods.  The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time a Fund may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation.  A Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as Standard & Poor’s Rating Service and Moody’s Investors Service, Inc.).  A Fund may also depict the historical performance of the securities in which it may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators.  A Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children’s education, or other future needs.

FINANCIAL STATEMENTS

The financial statements of the Funds as of ________, 2017, which have been audited by _______, are set forth on the following pages.

{To be inserted.}

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APPENDIX A –DESCRIPTION OF RATINGS

A Fund may acquire from time to time debt securities as described in the Prospectus and this SAI.  A Fund is not restricted with respect to yield, maturity, or credit quality of any debt securities, so that a Fund may purchase debt securities that are of high quality “investment grade” (“Investment-Grade Debt Securities”) or of lower quality with significant risk characteristics (e.g., “junk bonds”).  The various ratings used by nationally recognized statistical rating organizations (each an “NRSRO”) are described below.

A rating by an NRSRO represents the organization’s opinion as to the credit quality of the security being rated.  However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.  Consequently, the Adviser believes that the quality of Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis.  A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor.  When a security has received a rating from more than one NRSRO, each rating is evaluated independently.  Ratings are based on current information furnished by the issuer or obtained by the NRSROs from other sources that they consider reliable.  Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

STANDARD & POOR’S® RATINGS SERVICES.  The following summarizes the highest four ratings used by Standard & Poor’s Ratings Services (“S&P”), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Adviser:

AAA –An obligation rated AAA has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA – An obligation rated AA differs from the highest rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are not considered by the Adviser to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics.  BB indicates the least degree of speculation and C the highest.  While such obligations may likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) designation to show relative standing within the major rating categories.

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Short-term obligations rated A-1 by S&P indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.  A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.  The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.  The rating SP-3 indicates a speculative capacity to pay principal and interest.

MOODY’S INVESTORS SERVICE, INC.  Ratings assigned on Moody’s Investors Service, Inc. (“Moody’s”) global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. The highest four ratings are deemed to be Investment-Grade Securities by the Adviser:

Aaa – Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa – Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Obligations which are rated Ba, B, Caa, Ca or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Adviser.  Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.  Obligations rated B are considered speculative and are subject to high credit risk.  Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings

Moody’s short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

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P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Obligation Ratings – While the global short-term ‘prime’ rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating. Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings – In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand ("demand feature"). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale. The ratings transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

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VMIG 3 – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

FITCH RATINGS.  The following summarizes the highest four ratings used by Fitch, Inc. (“Fitch”):

Long-Term Ratings

AAA – Highest credit quality.  AAA ratings denote the lowest expectation of default risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality.  AA ratings denote expectation of low default risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality.  A ratings denote expectation of low default risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB – Good credit quality.  BBB ratings indicate that expectations of default risk are currently low.  The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Adviser to be investment-grade securities.  Securities rated BB and B are regarded as speculative with regard to a possible default risk developing.  BB is considered speculative and B is considered highly speculative.  Securities rated CCC, CC and C are regarded as a high credit risk.  A rating CCC indicates a substantial credit risk, while a rating CC indicates a high level of risk, and a rating C signals exceptionally high levels of credit risk.  “RD” ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligations but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure and which has not otherwise ceased operating.  “D” ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal wind-up procedure, or which has otherwise ceased business.

Short-Term Ratings

F1 – Highest short-term credit quality.  The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

F2 – Good short-term credit quality.  The rating F2 indicates a good intrinsic capacity for timely payment of financial commitments.

F3 – Fair short-term credit quality.  The rating F3 indicates the intrinsic capacity for timely payment of financial commitments is adequate.

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B – Speculative short-term credit quality.  The rating B indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C, RD and D by Fitch are considered by the Adviser to be below investment-grade securities.  Short-term securities rated C have a high default risk. Short-term securities rated RD indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Short-term securities rated D indicate a broad-based default event for an entity or the default of a short-term obligation.

 (+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the AAA Long-Term IDR category or to Long-Term IDR categories below B.  The suffix “NR” denotes securities not rated by Fitch where Fitch has rated some, but not all, securities compromising an issuance capital structure.

While the foregoing descriptions of the ratings systems used by the Adviser distinguishes between “Investment-Grade Debt Securities” and more speculative debt securities, as stated above the Fund is not limited with respect to the yield, maturity or credit quality of the debt securities in which they invest.  Accordingly, the Fund’s portfolio may be invested in Investment-Grade Debt Securities or debt securities that are not Investment-Grade Debt Securities in any proportion.

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APPENDIX B – PROXY VOTING POLICIES

{To be inserted.}

39

PART C

OTHER INFORMATION

ITEM 28.

Exhibits

(a)(1)

Certificate of Trust of Registrant, incorporated herein by reference to Registrant's initial registration statement on Form N-1A, filed October 11, 2016

(a)(2)

Agreement and Declaration of Trust (“Trust Instrument”) , incorporated herein by reference to Registrant's initial registration statement on Form N-1A, filed October 11, 2016

(b)

Bylaws, incorporated herein by reference to Registrant's initial registration statement on Form N-1A, filed October 11, 2016

(c)

Incorporated by reference to the Trust Instrument and By-Laws of Registrant

(d)

Form of Investment Advisory Agreement*

(e)

Distribution Agreement between the Registrant and Arbor Court Capital, LLC (“Distributor”) for the Registrant*

(f)

Not Applicable

(g)

Custodian Agreement*

(h)(1)

Transfer Agent Agreement*

(h)(2)

Accounting Services Agreement*

(h)(3)

Form of Expense Limitation Agreement*

(i)

Opinion and Consent of Kilpatrick Townsend & Stockton LLP regarding the legality of securities registered*

(j)

Consent of Independent Registered Public Accounting Firm for the Registrant*

(k)

Not Applicable

(l)

Initial Subscription Agreement*

(m)

Not Applicable

(n)

Rule 18f-3 Multi-Class Plan for the Registrant*

(o)

Reserved

(p)(1)

Code of Ethics for the Registrant*

(p)(2)

Code of Ethics for the Adviser*

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(q)

Powers of Attorney *

*  To be filed by amendment

ITEM 29.

Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 30.

Indemnification.

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust.  Article VII of the Registrant's Trust Instrument contains the following provisions:

“Section 3.  Indemnification.  The Trust, out of its assets, shall indemnify and hold harmless each and every Trustee, officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (“Covered Person”) from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Covered Person’s performance of his or her duties for the Trust to the maximum extent permitted by law; provided that nothing herein contained shall indemnify, hold harmless or protect any Covered Person from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

(a)

Subject to the exceptions and limitations contained in Subsection (c) below:

(i)

every person who is, or has been, a Covered Person shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by the Covered Person in connection with any claim, action, suit or proceeding in which the Covered Person becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

(ii)

as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)

No indemnification shall be provided hereunder to a Covered Person:

(i)

who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

41

(ii)

in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person’s office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry), or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d)

To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that the Covered Person is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that the Covered Person will not be disqualified from indemnification under this Section.

(e)

Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or Bylaws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.”

In addition, the Registrant has entered into an Investment Advisory Agreement with its Adviser and a Distribution Agreement with its Distributor.  These agreements provide indemnification for those entities and their affiliates.  The Adviser’s and Distributor’s personnel may serve as trustees and officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 31.

Business and other Connections of the Investment Adviser

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The description of the Adviser is found under the caption “Management of the Fund – The Investment Adviser” in the Prospectus and under the caption “Management and Administration - Investment Adviser” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein.  The Adviser may provide investment advisory services to other persons or entities other than the Registrant.  The information as to the directors and officers of the Adviser set forth in the Adviser’s Form ADV filed with the SEC (Reference No. 801-107011) and amended through the date hereof is incorporated herein by reference.

ITEM 32.

Principal Underwriter

(a)

Not applicable.

(b)

Not applicable.

(c)

Not applicable.

ITEM 33.

Location of Accounts and Records

Registrant maintains the records required to be maintained by it under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder at the principal executive offices of the Adviser at 200 Forrestal Road, Suite 3B, Princeton, NJ 08540.

ITEM 34. Management Services

None.

ITEM 35. Undertakings

None.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Princeton, New Jersey, on this 9th day of December, 2016.

OLDEN LANE FUNDS TRUST

By:

/s/ Michel Serieyssol

Michel Serieyssol, Initial Trustee

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacity and on the date indicated.

/s/ Michel Serieyssol

December 9, 2016

Michel Serieyssol, Initial Trustee

Date

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